UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-7170

TCW Funds, Inc.

(Exact name of registrant as specified in charter)

865 South Figueroa Street, Suite 1800, Los Angeles, CA 90017

(Address of principal executive offices)

Philip K. Holl, Esq.

Secretary

865 South Figueroa Street, Suite 1800

Los Angeles, CA 90017

(Name and address of agent for service)

Registrant’s telephone number, including area code: (213) 244-0000

Date of fiscal year end: October 31

Date of reporting period: October 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, N.E., Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Report to Stockholders.

1

TCW Funds Insight that works for you.™

TCW Fixed Income Funds
TCW Money Market Fund

2009 Annual Report

TCW Funds, Inc.

Table of Contents	October 31, 2009

To Our Valued Shareholders

We submit the 2009 annual report for the TCW Funds, Inc. The report contains information outlining the performance of our Funds and a listing of the portfolio holdings as of October 31, 2009 as well as the management discussion on each of the Funds for the year ended October 31, 2009.

TCW and MetWest Announce Definitive Acquisition Agreement

On December 4, 2009 The TCW Group (TCW) and Metropolitan West Asset Management LLC (MetWest), a nationally recognized fixed income investment management firm with approximately $30 billion in assets under management, announced that the firms have signed a definitive purchase agreement wherein MetWest will be acquired by TCW. MetWest investment professionals assumed overall portfolio management responsibilities for many of our TCW Fixed Income Funds, and part of our TCW Balanced Fund and TCW Asset Allocation Funds. The transaction, which is subject to receipt of all required regulatory approvals, is expected to close during the first quarter of 2010. The acquisition enhances TCW’s ability to collaborate with its clients in addressing their investment needs. We do not anticipate any change in investment strategy, discipline or style for any of our TCW Funds.

Investment Environment

The tumultuous credit crises from the third and fourth quarter of 2008 continued to weigh heavily on financial markets, particularly in the first quarter of 2009. The U.S. consumer sentiment, challenged with high unemployment, a heavy debt burden and declining household net worth due in large part to falling home prices, led to a continued slump in retail sales. In response, the U.S. government took significant steps in an attempt to stabilize the markets, particularly the U.S. residential mortgage market. One major initiative serving to benefit the mortgage market has been the Federal Reserve’s mortgage purchasing program. This initiative has pushed mortgage rates lower, and may have stemmed rising foreclosure rates. There were other signals of improving fundamentals as the year progressed. In the third quarter 2009, U.S. GDP growth expanded by 2.8%. This growth was the first in five quarters. March 9 proved to be the most recent bottom for the S&P 500 and most major U.S. equity indices. At the end of October the S&P 500 was up 17.05% year to date. Within the year, volatility in the market declined significantly as measured by the CBOE Volatility Index (VIX). The index declined to approximately 30 at the end of October 2009 from its peak of 79.13 on October 24, 2008. Although a deflationary environment still exists, increased government spending has led many investors to fear inflation is on the horizon. Gold, oil and emerging markets were up significantly during the year as many investors looked for opportunities to hedge their positions while anticipating inflationary pressures in the future.

Portfolio Changes

As part of the recent TCW and MetWest definitive acquisition agreement, TCW portfolio managers Jeffrey E. Gundlach and Philip A. Barach have been removed from investment management duties and replaced with Tad Rivelle and a team of professionals. Upon completion of the transaction, Tad Rivelle will become Chief Investment Officer (CIO) of TCW’s High-Grade Fixed Income Group. As the current CIO of MetWest, Mr. Rivelle oversees nearly $30 billion worth of fixed income assets and is responsible for all of MetWest’s investing activities, as well as developing MetWest’s long-term economic outlook and macro-level investment strategies for the firm’s traditional and

To Our Valued Shareholders (Continued)

nontraditional fixed income portfolios. Prior to founding MetWest, Mr. Rivelle was co-director of fixed income at Hotchkis and Wiley and prior to that he was a portfolio manager and vice president at PIMCO.

In addition, there have been some changes to the Fund lineup over the past fiscal year. Two Funds were liquidated, due in large part to limited investor demand: TCW Spectrum Fund and TCW Global Equities Fund. In addition, TCW decided that it was not economically viable to continue offering our K share class. Thus we eliminated the share class in the latter part of 2008. We also had a few name changes in our Fund lineup to create more consistency with the strategy and its institutional vehicle. The TCW Diversified Value Fund’s name was changed to the TCW Relative Value Large Cap Fund. The TCW LifePlan Asset Allocation Funds’ names were simplified to TCW Conservative Allocation Fund, TCW Moderate Allocation Fund and TCW Aggressive Allocation Fund.

Recognition

Our investment strategies demonstrated excellence in multiple asset classes. Two of our fixed income Funds, TCW Total Return Bond Fund and TCW Core Fixed Income Fund, received the highest overall five star Morningstar rating at the end of October 2009. The TCW Emerging Markets Income Fund continued to be awarded an overall four stars. Finally, we appreciate the commitment more and more investors are placing in the TCW Funds. This year the Fund family has tripled in size from $5 billion to $15 billion of your assets under management.

Conclusion

During these challenging times in the capital markets the TCW Funds continue to stay focused on maintaining their consistent investment approach with a long-term view. TCW Funds, Inc. provides our shareholders with sound investment strategies at competitive expense ratios. On behalf of the Board and everyone at TCW, I would like to thank you for your continued support. As always, we look forward to assisting you in reaching your financial goals. If you have any questions or require any further information on the TCW Funds, I invite you to visit our web site at www.tcwfunds.com or call our shareholder services department at 1 (800) FUND TCW (1 (800) 386-3829.)

Sincerely,

Charles W. Baldiswieler

President, Chief Executive Officer and Director

TCW Funds, Inc.

Mr.	Baldiswieler was appointed President and Chief Executive Officer effective December 22, 2009.

TCW Core Fixed Income Fund

Management Discussions

For the year ended October 31, 2009, the TCW Core Fixed Income Fund (the “Fund”) posted a gain of 21.65% and 21.31% on its I Class and N Class shares, respectively. The performance of the Fund’s two classes varies because of differing expenses. The Fund’s benchmark returned 13.79% over the same period.

The principal reasons for the Fund’s outperformance were the Fund’s holdings of non-agency mortgage-backed securities and high yield securities.

Longer duration agency CMOs outperformed during the year, while shorter duration CMOs underperformed on falling interest rates. Inverse floating rate securities outperformed over the year as LIBOR rates fell and remained at record low levels. Conversely, the lower LIBOR rates hurt the performance of monthly reset floating rate securities. Agency ARMs vastly underperformed over the year as short term rates fell to all-time lows. Non-agency securities outperformed across all security types as the general mortgage-backed security market began to recover on increased economic optimism, particularly those concerning government programs aimed at supporting the non-agency mortgage-backed securities and the housing markets.

After the dislocations in the credit markets during the fourth quarter of 2008, the market rallied significantly as the financial markets stabilized. The rally pushed prices of high yield securities even higher as economic data showed signs of improvement and corporate earnings were better than consensus expectations. The Fund benefited from good security selection within the single-B and triple-C segments of the high yield market. Risk was rewarded during the subject period and the triple-C segment of the Fund’s benchmark returned over 82.54%. That performance was followed by returns of 34.02% in the double-B segment and 32.15% in the single-B segment. From an industry perspective, the strongest returns were generated in the chemical, homebuilding and technology sectors.

TCW Core Fixed Income Fund

Management Discussions (Continued)

TCW Core Fixed Income Fund - I Class

TCW Core Fixed Income Fund - N Class

(1)	The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TCW Emerging Markets Income Fund

Management Discussions

For the year ended October 31, 2009, the TCW Emerging Markets Income Fund (the “Fund”) posted a gain of 56.09% and 55.80% on its I Class and N Class shares, respectively. The performance of the Fund’s classes varies because of differing expenses. The Fund’s benchmark returned 41.56% over the same period.

Positive excess returns were generated across all geographic regions with the fund’s out-performance deriving from corporate credit positions in China, Russia, Brazil and Mexico, as well as overweight exposure to Korea and under-weight positions in Philippines. The purchase of new issues benefited the portfolio, as these bonds came to the market at spread concessions. These gains more than offset the negative excess returns attributable to our continued avoidance of low-rated sovereign credits such as Argentina and Venezuela and corporate underperformance in Indonesia.

In the emerging markets, the intense downward pressure on sovereign credit ratings witnessed during the fourth quarter of 2008 began abating in the first months of 2009. The ratings momentum swung back in favor of upgrades during the third quarter as more emerging market (EM) sovereigns were upgraded than downgraded. Several sovereigns that represent a significant share of the Index were upgraded recently, including Brazil (to Baa3 by Moody’s), South Africa (to A3 by Moody’s), Indonesia and the Philippines. The Brazil upgrade by Moody’s was particularly important as it bestowed upon the country a unified investment grade rating from the three main rating agencies (Moody’s, S&P and Fitch). Peru seems likely to join Brazil as a unified investment grade credit in the coming months. Some pressure towards lower ratings persists, mainly in specific regions (Eastern Europe and Central America) where countries are struggling with de-leveraging and/or decreasing demand from key export markets. Lithuania and El Salvador were both downgraded and the ratings of Jamaica and Ukraine both look vulnerable. Investor demand for emerging market debt (EMD) surged further in the third quarter on the back of rising risk appetite combined with increased doubts about developed market equities (which are inevitably constrained by the prospect for sub-trend economic growth in the developed economies). As cash comes back from the sidelines (where it fled during the global crisis), a greater proportion seems to be looking for opportunities in various EM asset classes, including EMD.

Going forward, the key determinants of EMD performance are likely to be: 1) the outlook for global economic recovery; 2) the outlook for commodity prices; and 3) global risk appetite. Since our base case envisions a gradual if bumpy recovery in global economic growth, we look for commodity prices to bounce around in the vicinity of their current levels. While industrial production in many EM countries has rebounded after falling in late 2008 and early 2009, domestic demand in many EM economies remains below trend due to weak credit growth. The most notable exceptions to the de-leveraging trend are China and India, where the dominance of state-owned banks has contributed to a boom in lending. But in other key EM economies such as Brazil and Indonesia there are signs that domestic demand is improving. Assuming a stabilization of global growth during the second half of 2009 and weak, below-trend growth in 2010, EMD seems likely to deliver positive returns over the next 12 months. The Fund remains positioned carefully with an emphasis on higher rated corporate, quasi-sovereign and sovereigns credits. We anticipate further participation in new issues by solid credits since these bonds continue to come at attractive spread concessions.

TCW Emerging Markets Income Fund

Management Discussions (Continued)

TCW Emerging Markets Income Fund - I Class

TCW Emerging Markets Income Fund - N Class

(1)	The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TCW High Yield Bond Fund

Management Discussions

For the year ended October 31, 2009, the TCW High Yield Bond Fund (the “Fund”) posted a gain of 43.47% and 43.27% on its I Class and N Class shares, respectively. The performance of the Fund’s two classes varies because of differing expenses. The Fund’s benchmark returned 41.81% during the same period.

During the 4th quarter of 2008, the high yield market sold off in response to the dislocations within the credit markets. After the high yield market troughed and reached and unprecedented valuation, the market corrected from this oversold position and rallied significantly. High yield bond prices rose dramatically from the trough levels as the financial markets stabilized. The rally pushed prices even higher as economic data showed signs of improvement and corporate earnings were better than consensus expectations. Credit spreads and yields in the high yield market have fallen dramatically as these events unfolded.

The Fund benefited from good security selection within the single-B and triple-C segments of the high yield market. Risk was rewarded during the subject period and the triple-C segment of the Fund’s benchmark returned over 82.54%. That performance was followed by returns of 34.02% in the double-B segment and 32.15% in the single-B segment. During the depths of the credit crisis we did not sell securities that were trading below our view of intrinsic value. Our ability to generate attractive returns during the subject period was due to the conviction we had in our fundamental credit view and our willingness to dollar-cost-average in bonds we believed were trading at a discount to their fair value. From an industry perspective we generated our strongest returns in the homebuilding, technology and chemical sectors.

TCW High Yield Bond Fund

Management Discussions (Continued)

TCW High Yield Bond Fund - I Class

TCW High Yield Bond Fund - N Class

(1)	The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TCW Short Term Bond Fund

Management Discussions

For the year ended October 31, 2009, the TCW Short Term Bond Fund (the “Fund”) posted a gain of 0.35%. The Fund’s benchmark, the Citigroup 1-year Treasury Index returned 1.82% over the same period.

Shorter duration CMOs outperformed the Citigroup 1-year Treasury Index during the year as short term interest rates fell. Non-Agency ARMS underperformed the index as the collateral underlying floating rate securities continued to deteriorate.

The housing market continues to see deterioration as serious delinquencies rise, particularly amongst subprime loans, which are currently reporting over a 45% total delinquency rate. In comparison, Alt-A mortgages currently report a delinquency rate over 24%, while prime loans are seeing delinquency rates topping 6%. We expect delinquencies to continue to rise for Alt-A and prime mortgages, with the latter potentially seeing delinquencies rates rising to the double digits. Subprime delinquency rates, however, may see a slowing trend as these mortgages stand to benefit the most from government programs and initiatives. The Advisor remains diligent in its preferred method of security analysis, choosing to use conservative assumptions, thus limiting exposure to downside risk. Under these conservative assumptions, we continue to find value in the non-agency sector, which often offers the potential for double-digit yields. Generally, the Advisor tends to use a 30% default rate when analyzing prime bonds, a 65% rate when analyzing Alt-A securities and an 85%-90% default rate when analyzing subprime bonds.

Our overall investment strategy remains unchanged. The non-agency market, however, has seen relatively significant price gains over the year, making this sector less attractive than the previous quarter. We are still finding value in senior tranches of non-agency bonds, some of which are backed by Alt-A mortgage loans. Although we have significantly pared down our allocation to non-agency mortgages we continue to focus on both the agency and non-agency market for advantageous purchasing opportunities.

TCW Short Term Bond Fund - I Class

(1)	The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TCW Total Return Bond Fund

Management Discussions

For the year ended October 31, 2009, the TCW Total Return Bond Fund (the “Fund”) posted a gain of 21.38% and 20.98% on its Class I and Class N shares, respectively. The performance of the Fund’s two classes varies because of differing expenses. The Fund’s benchmark returned 13.79% over the same period.

Longer duration agency CMOs outperformed during the year, while shorter duration CMOs underperformed on falling interest rates. Inverse floating rate securities outperformed over the year as LIBOR rates fell and remained at record low levels. Conversely, the low LIBOR rates hurt the performance of monthly reset floating rate securities. Agency ARMs vastly underperformed over the year as short term rates fell to all-time lows. Non-Agency securities outperformed across all security types as the general mortgage-backed security market began to recover on increased economic optimism, particularly those concerning government programs aimed at supporting the non-agency MBS and housing markets. The agency passthrough market underperformed the Barclays Aggregate Index over the year, with higher coupon passthroughs underperforming their lower coupon counterparts, which were supported by the Federal Reserve’s MBS purchasing program that focused on coupons priced near par.

The housing market continues to see deterioration as serious delinquencies rise, particularly amongst subprime loans, which are currently reporting over a 45% total delinquency rate. In comparison, Alt-A mortgages currently report a delinquency rate over 24%, while prime loans are seeing delinquency rates topping 6%. We expect delinquencies to continue to rise for Alt-A and prime mortgages, with the latter potentially seeing delinquencies rates rising to the double digits. Subprime delinquency rates, however, may see a slowing trend as these mortgages stand to benefit the most from government programs and initiatives. The Advisor remains diligent in its preferred method of security analysis, choosing to use conservative assumptions, thus limiting exposure to downside risk. Under these conservative assumptions, we continue to find value in the non-agency sector, which often offers the potential for double-digit yields. Generally, the Advisor tends to use a 30% default rate when analyzing prime bonds, a 65% rate when analyzing Alt-A securities and an 85%-90% default rate when analyzing subprime bonds.

Our overall investment strategy remains unchanged. The non-agency market, however, has seen relatively significant price gains over the year, making this sector less attractive than the previous quarter. We are still finding value in senior tranches of non-agency bonds, some of which are backed by Alt-A mortgage loans. Although we have significantly pared down our allocation to non-agency mortgages we continue to focus on both the agency and non-agency market for advantageous purchasing opportunities.

TCW Total Return Bond Fund

TCW Total Return Bond Fund - I Class

TCW Total Return Bond Fund - N Class

(1)	The total returns do not reflect taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

TCW Money Market Fund

Schedule of Investments

Principal Amount	Short-Term Investments	Value (1)

	Commercial Paper (33.6% of Net Assets)
$3,000,000	Bank of America Corp., 0.09%, due 11/02/09	$2,999,992
8,000,000	BNP Paribas Finance, Inc., 0.08%, due 11/02/09	7,999,982
8,000,000	Calyon North America, Inc., 0.11%, due 11/02/09	8,000,000
7,000,000	Citigroup Funding, Inc., 0.25%, due 11/23/09	6,998,931
7,000,000	Deutsche Bank Financial LLC, 0.13%, due 11/03/09	6,999,949
1,000,000	General Electric Capital Corp., 0.15%, due 11/13/09	999,950
6,000,000	Illinois Tool Works, Inc., 0.1%, due 11/02/09	5,999,983
5,150,000	ING (U.S.) Funding LLC, 0.17%, due 11/18/09	5,149,587
2,000,000	National Rural Utilities Cooperative Finance Corp., 0.14%, due 11/05/09	1,999,969
5,000,000	Northwest Natural Gas Co., 0.3%, due 03/01/10	4,995,000
1,000,000	Northwest Natural Gas Co., 0.3%, due 03/02/10	998,992
5,000,000	PACCAR Financial Corp., 0.22%, due 12/23/09	4,998,411
7,000,000	Pacific Life Insurance Co., (144A), 0.14%, due 11/04/09 (2)	6,999,918
7,000,000	Toyota Credit De Puerto Rico Corp., 0.13%, due 11/02/09	6,999,975

	Total Commercial Paper (Cost $72,140,639)	72,140,639

	Corporate Fixed Income Securities (46.1%)
5,365,000	3M Co., 5.125%, due 11/06/09	5,368,474
2,000,000	American Honda Finance Corp., (144A), 0.475%, due 11/20/09 (2)(3)	2,000,259
4,190,000	Avon Products, Inc., 7.15%, due 11/15/09	4,200,072
6,000,000	Bank of America Corp., 0.591%, due 11/06/09 (3)	6,000,347
4,440,000	Bank of New York Mellon Corp., 7.3%, due 12/01/09	4,464,004
1,482,000	Bear Stearns Cos. LLC (The), 7.625%, due 12/07/09	1,492,402
5,972,000	Berkshire Hathaway Finance Corp., 4.125%, due 01/15/10	6,015,760
1,500,000	BP Capital Markets PLC, 0.503%, due 03/17/10	1,501,488
10,000,000	Federal Home Loan Bank, 0.5%, due 06/15/10 (3)	10,000,000
10,000,000	Federal Home Loan Mortgage Corp., 3.125%, due 02/04/10	10,054,021
1,117,000	Fleet Financial Group, 7.375%, due 12/01/09	1,122,878
2,165,000	General Electric Capital Corp., 0.419%, due 12/15/09	2,165,494
5,000,000	GlaxoSmithKline Capital, Inc., 1.079%, due 05/13/10 (3)	5,018,036
4,000,000	Goldman Sachs Group, Inc. (The), 0.325%, due 11/16/09 (3)	4,000,123
4,000,000	Goldman Sachs Group, Inc. (The), 0.52%, due 11/16/09 (3)	4,000,449
3,763,000	Heller Financial, Inc., 7.375%, due 11/01/09	3,763,000
4,000,000	IADB Discount Note, 0.45%, due 08/02/10	3,986,300
2,100,000	JPMorgan Chase & Co., 7%, due 11/15/09	2,105,346
500,000	Merrill Lynch & Co., Inc., 0.41%, due 12/04/09 (3)	500,073
2,000,000	Morgan Stanley, 0.335%, due 01/15/10	1,999,760
600,000	Morgan Stanley, 0.374%, due 01/15/10 (3)	599,905
1,000,000	Morgan Stanley, 0.564%, due 01/15/10 (3)	1,000,238
2,500,000	Morgan Stanley, 4%, due 01/15/10	2,517,220
5,095,000	National Rural Utilities Cooperative Finance Corp., 5.7%, due 01/15/10	5,149,830
1,000,000	USAA Capital Corp., (144A), 4.64%, due 12/15/09 (2)	1,005,179
7,000,000	Wachovia Corp., 0.857%, due 11/24/09 (3)	7,002,883
550,000	Wal-Mart Stores, Inc., 4%, due 01/15/10	553,908

See accompanying notes to financial statements.

TCW Money Market Fund

October 31, 2009

Principal Amount	Short-Term Investments	Value (1)

	Corporate Fixed Income Securities (Continued)
$1,000,000	Wal-Mart Stores, Inc., 4.125%, due 07/01/10	$1,022,393
341,000	Wells Fargo & Co., 4.2%, due 01/15/10	343,459

	Total Corporate Fixed Income Securities (Cost $98,953,301)	98,953,301

Number of Shares
	Money Market Investments (8.9%)
9,627,000	BlackRock Liquidity TempFund Portfolio, 0.18% (3)	9,627,000
9,630,000	JPMorgan Prime Money Market Fund, 0.19% (3)	9,630,000

	Total Money Market Investments (Cost $19,257,000)	19,257,000

Principal Amount
	Repurchase Agreements (14.7%)
$31,500,000	Deutsche Bank LLC, 0.07%, due 11/02/09 (collateralized by a $15,720,000 Freddie Mac, 4%, due 12/15/09 valued at $15,793,727; $16,040,000 Federal Home Loan Bank, 2.5%, due 04/08/13 valued at $16,080,100) (Total Amount to be Received Upon repurchase $31,500,184)	31,500,000
1,510	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 11/02/09 (collateralized by $5,000, U.S. Treasury Bill, 0.07%, due 02/11/10, valued at $4,999) (Total Amount to be Received Upon Repurchase $1,510)	1,510

	Total Repurchase Agreements (Cost $31,501,510)	31,501,510

	Total Short-Term Investments (Cost: $221,852,450) (103.3%)	221,852,450

	Total Investments (Cost: $221,852,450) (103.3%)	221,852,450
	Liabilities in Excess of Other Assets (–3.3%)	(7,160,040)

	Net Assets (100.0%)	$214,692,410

Notes to the Schedule of Investments:

(1)	Amortized Cost (See Note 2 under “Security Valuation”).
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the value of these securities amounted to $10,005,356 or 4.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2009.

See accompanying notes to financial statements.

TCW Money Market Fund

Investments by Industry

Industry*	Percentage of Net Assets
Automotive	4.2%
Banking	10.0
Brokers	5.8
Commercial Services	5.3
Cosmetic & Personal Care	1.9
Diversified Financial Services-Specialized Finance	7.0
Financial Services	24.2
Insurance	6.1
Oil & Gas	2.8
Pharmaceuticals	2.3
Retailers	0.8
Sovereign Government	4.6
U.S. Government Agency Obligations	4.7
Short-Term Investments	23.6

Total	103.3%

*	These classifications are unaudited.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments	October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Corporate Bonds

	Aerospace & Defense (0.1% of Net Assets)
$300,000	Northrop Grumman Corp., 7.75%, due 02/15/31	$384,720

	Airlines (0.0%)
55,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14 (1)	56,238

	Apparel Retailers (0.0%)
60,000	Limited Brands, Inc., (144A), 8.5%, due 06/15/19 (1)	63,000

	Automotive (0.2%)
85,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	73,950
350,000	Daimler Finance North America LLC, 6.5%, due 11/15/13	381,211
30,000	Goodyear Tire & Rubber Co., 10.5%, due 05/15/16	32,400
80,000	Navistar International Corp., 8.25%, due 11/01/21	78,000
105,000	Tenneco, Inc., 8.125%, due 11/15/15	102,900

	Total Automotive	668,461

	Banking (2.4%)
450,000	American Express Co., 7.25%, due 05/20/14	510,474
125,000	Bank of America Corp., 5.625%, due 10/14/16	127,374
575,000	Bank of America Corp., 5.65%, due 05/01/18	581,797
625,625	Bank of New York Mellon Corp. (The), 4.95%, due 11/01/12	676,041
325,000	Barclays Bank PLC, 5%, due 09/22/16	333,410
475,000	Citigroup, Inc., 6.125%, due 05/15/18	480,677
125,000	Citigroup, Inc., 8.5%, due 05/22/19	146,329
625,000	Credit Suisse New York, 5.5%, due 05/01/14	678,788
120,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	113,700
500,000	General Electric Capital Corp., 4.8%, due 05/01/13	524,765
125,000	General Electric Capital Corp., 5.875%, due 02/15/12	134,670
50,000	General Electric Capital Corp., 5.9%, due 05/13/14	54,682
61,000	GMAC LLC, (144A), 7%, due 12/15/11 (1)	56,730
125,000	John Deere Capital Corp., 4.9%, due 09/09/13	134,238
125,000	John Deere Capital Corp., 5.1%, due 01/15/13	134,052
25,000	John Deere Capital Corp., 7%, due 03/15/12	27,952
50,000	JPMorgan Chase & Co., 4.75%, due 03/01/15	52,178
125,000	Korea Development Bank (South Korea), 5.3%, due 01/17/13	130,264
250,000	Korea Development Bank (South Korea), 5.75%, due 09/10/13	263,748
275,000	Korea Development Bank (South Korea), 8%, due 01/23/14	314,005
150,000	National Rural Utilities Cooperative Finance Corp., 8%, due 03/01/32	179,625
125,000	National Rural Utilities Cooperative Finance Corp., 10.375%, due 11/01/18	165,733
275,000	US Bancorp, 4.2%, due 05/15/14	288,442
375,000	US Bank N.A., 6.3%, due 02/04/14	419,455
375,000	Wachovia Corp., 5.5%, due 05/01/13	401,763
225,000	Wells Fargo & Co., 4.375%, due 01/31/13	234,818
75,000	Wells Fargo & Co., 6.45%, due 02/01/11	79,252

	Total Banking	7,244,962

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Beverages, Food & Tobacco (1.1%)
$550,000	Altria Group, Inc., 8.5%, due 11/10/13	$639,513
285,000	Coca-Cola Enterprises, Inc., 7.375%, due 03/03/14	334,421
135,000	Dean Foods Co., 7%, due 06/01/16	130,612
150,000	Dole Food Co., Inc., (144A), 8%, due 10/01/16 (1)	151,875
50,000	General Mills, Inc., 5.65%, due 09/10/12	54,553
250,000	General Mills, Inc., 6%, due 02/15/12	272,063
300,000	Kellogg Co., 7.45%, due 04/01/31	379,973
295,000	Kraft Foods, Inc., 6%, due 02/11/13	317,599
25,000	PepsiCo, Inc., 4.65%, due 02/15/13	26,921
350,000	PepsiCo, Inc., 7.9%, due 11/01/18	440,637
300,000	Safeway, Inc., 5.8%, due 08/15/12	327,958
160,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	131,600
60,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14 (1)	62,850
75,000	SUPERVALU, Inc., 7.5%, due 11/15/14	75,000
35,000	SUPERVALU, Inc., 8%, due 05/01/16	35,525

	Total Beverages, Food & Tobacco	3,381,100

	Building Materials (0.0%)
105,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	98,175

	Chemicals (0.3%)
50,000	Ashland, Inc., (144A), 9.125%, due 06/01/17 (1)	54,000
350,000	Dow Chemical Co. (The), 7.6%, due 05/15/14	389,670
150,000	Huntsman International LLC, (144A), 5.5%, due 06/30/16 (1)	130,500
310,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)	170,500
20,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	20,000
30,000	Westlake Chemical Corp., 6.625%, due 01/15/16	28,200

	Total Chemicals	792,870

	Coal (0.1%)
65,000	Drummond Co., Inc. (Colombia), (144A), 9%, due 10/15/14 (1)	65,975
51,000	Massey Energy Co., 6.875%, due 12/15/13	49,343
45,000	Peabody Energy Corp., 7.375%, due 11/01/16	45,450

	Total Coal	160,768

	Commercial Services (0.4%)
50,000	Aramark Services, Inc., 8.5%, due 02/01/15	50,500
220,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)	217,800
105,000	Casella Waste Systems, Inc., 9.75%, due 02/01/13	100,537
30,000	Casella Waste Systems, Inc., (144A), 11%, due 07/15/14 (1)	31,725
110,000	Education Management LLC, 8.75%, due 06/01/14	113,300
10,000	Inergy LP/Inergy Finance Corp., 8.25%, due 03/01/16	10,200
115,000	Iron Mountain, Inc., 8%, due 06/15/13	116,725
105,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	103,950
50,000	Waste Management, Inc., 7%, due 07/15/28	55,845

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Commercial Services (Continued)
$225,000	Waste Management, Inc., 7.75%, due 05/15/32	$277,026

	Total Commercial Services	1,077,608

	Communications (0.2%)
55,000	Aeroflex, Inc., 11.75%, due 02/15/15	51,700
45,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14 (1)	48,600
70,000	GeoEye, Inc., (144A), 9.625%, due 10/01/15 (1)	72,275
65,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	65,650
190,000	Intelsat Jackson Holdings, Ltd., (144A), 8.5%, due 11/01/19 (1)	190,000
50,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.875%, due 01/15/15 (1)	50,750

	Total Communications	478,975

	Computer & Data Processing Services (0.1%)
300,000	Oracle Corp., 5%, due 07/08/19	315,882
5,000	Seagate Technology International, (144A), 10%, due 05/01/14 (1)	5,575

	Total Computer & Data Processing Services	321,457

	Computer Integrated Systems Design (0.1%)
74,000	Unisys Corp., (144A), 12.75%, due 10/15/14 (1)	80,660
161,000	Unisys Corp., (144A), 14.25%, due 09/15/15 (1)	173,880

	Total Computer Integrated Systems Design	254,540

	Computers & Information (0.2%)
325,000	3M Co., 5.7%, due 03/15/37	356,940
150,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	160,500

	Total Computers & Information	517,440

	Cosmetic & Personal Care (0.1%)
325,000	Procter & Gamble Co., 5.55%, due 03/05/37	342,744

	Data Processing & Preparation (0.0%)
55,000	First Data Corp., 9.875%, due 09/24/15	50,600

	Electric Utilities (1.1%)
75,000	AES Corp., 7.75%, due 03/01/14	75,563
100,000	AES Corp., 8%, due 10/15/17	101,000
325,000	Alabama Power Co., 6%, due 03/01/39	359,465
150,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	139,500
225,000	Edison Mission Energy, 7%, due 05/15/17	181,687
30,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (1)	31,125
70,000	Ipalco Enterprises, Inc., (144A), 7.25%, due 04/01/16 (1)	70,525
350,000	MidAmerican Energy Holdings Co., 6.125%, due 04/01/36	375,965
75,000	Mirant North America LLC, 7.375%, due 12/31/13	74,063
70,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16 (1)	72,625
275,000	NRG Energy, Inc., 7.375%, due 02/01/16	274,312

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Electric Utilities (Continued)
$113,000	Pacific Gas & Electric Co., 5.625%, due 11/30/17	$123,730
175,000	Pacific Gas & Electric Co., 8.25%, due 10/15/18	220,034
1,000	PNM Resources, Inc., 9.25%, due 05/15/15	1,033
25,000	Progress Energy, Inc., 5.625%, due 01/15/16	26,722
250,000	Progress Energy, Inc., 7.05%, due 03/15/19	288,051
130,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18	133,517
205,000	RRI Energy, Inc., 7.625%, due 06/15/14	200,900
350,000	Southern Power Co., 4.875%, due 07/15/15	367,504
225,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15 (2)	159,187

	Total Electric Utilities	3,276,508

	Electrical Equipment (0.0%)
25,000	Baldor Electric Co., 8.625%, due 02/15/17	25,688

	Electronics (0.3%)
115,000	Advanced Micro Devices, Inc., Convertible Bond, 5.75%, due 08/15/12	96,887
600,000	Cisco Systems, Inc., 5.5%, due 02/22/16	662,403
105,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	85,050
40,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	33,100
105,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	99,750

	Total Electronics	977,190

	Entertainment & Leisure (0.3%)
30,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	27,300
85,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)	28,050
110,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (1)	78,100
115,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (1)	97,750
105,000	WMG Acquisition Corp., (144A), 9.5%, due 06/15/16 (1)	112,613
50,000	WMG Holdings Corp., 0%, due 12/15/14 (2)	49,250
525,000	Xerox Corp., 5.5%, due 05/15/12	552,575

	Total Entertainment & Leisure	945,638

	Financial Services (0.9%)
150,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, due 11/15/17	147,870
150,000	Goldman Sachs Group, Inc. (The), 5.95%, due 01/18/18	158,923
250,000	Goldman Sachs Group, Inc. (The), 6.15%, due 04/01/18	267,684
200,000	Goldman Sachs Group, Inc. (The), 7.5%, due 02/15/19	233,922
165,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	126,637
55,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	56,238
575,000	JPMorgan Chase & Co. (originally issued by Bear Stearns & Co.), 7.25%, due 02/01/18	657,528
400,000	Morgan Stanley, 6.625%, due 04/01/18	430,950
200,000	Morgan Stanley, 7.3%, due 05/13/19	223,673
317,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (1)	278,960

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Financial Services (Continued)
$125,000	Reynolds Group Escrow, (144A), 7.75%, due 10/15/16 (1)	$125,000

	Total Financial Services	2,707,385

	Food Retailers (0.1%)
125,000	Kroger Co., 5.5%, due 02/01/13	134,105
50,000	Kroger Co., 5%, due 04/15/13	52,937
75,000	Kroger Co., 6.2%, due 06/15/12	81,841
50,000	Kroger Co., 7.5%, due 01/15/14	57,662

	Total Food Retailers	326,545

	Forest Products & Paper (0.3%)
10,000	Abitibi-Bowater, Inc., 6.5%, due 06/15/13 (3)(4)	2,800
20,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11 (3)(4)	2,800
265,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., (144A), 8.25%, due 11/15/15 (1)	261,025
225,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	111,375
25,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (1)	25,375
150,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	153,750
65,000	Graphic Packaging International, Inc., (144A), 9.5%, due 06/15/17 (1)	68,900
120,000	Neenah Paper, Inc., 7.375%, due 11/15/14	102,000
160,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15 (1)	160,000
165,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	136,950

	Total Forest Products & Paper	1,024,975

	Healthcare Providers (0.5%)
165,000	Community Health Systems, Inc., 8.875%, due 07/15/15	169,950
175,000	HCA, Inc., 9.25%, due 11/15/16	182,875
75,000	HCA, Inc., (144A), 9.875%, due 02/15/17 (1)	80,625
150,000	Medco Health Solutions, Inc., 7.125%, due 03/15/18	169,436
30,000	Omnicare, Inc., 6.875%, due 12/15/15	28,650
165,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	160,875
60,000	Psychiatric Solutions, Inc., (144A), 7.75%, due 07/15/15 (1)	59,100
120,000	Tenet Healthcare Corp., (144A), 8.875%, due 07/01/19 (1)	128,550
205,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	206,025
225,000	US Oncology, Inc., (144A), 9.125%, due 08/15/17 (1)	235,125

	Total Healthcare Providers	1,421,211

	Heavy Machinery (0.2%)
450,000	Smith International, Inc., 9.75%, due 03/15/19	561,625

	Home Construction, Furnishings & Appliances (0.3%)
25,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	17,250
350,000	K Hovnanian Enterprises, Inc., (144A), 10.625%, due 10/15/16 (1)	350,000
120,000	KB Home, 7.25%, due 06/15/18	114,000
25,000	Standard Pacific Corp., 7%, due 08/15/15	22,000

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Home Construction, Furnishings & Appliances (Continued)
$175,000	Standard Pacific Corp., 7.75%, due 03/15/13	$159,250
70,000	Toll Brothers Finance Corp., 8.91%, due 10/15/17	79,100
120,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	78,000
20,000	William Lyon Homes, Inc., 7.625%, due 12/15/12	13,000

	Total Home Construction, Furnishings & Appliances	832,600

	Industrial - Diversified (0.0%)
30,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	27,300

	Insurance (0.5%)
50,000	Berkshire Hathaway Finance Corp., 4.6%, due 05/15/13	53,407
425,000	Berkshire Hathaway Finance Corp., 4.85%, due 01/15/15	459,649
125,000	Berkshire Hathaway Finance Corp., 5%, due 08/15/13	135,880
25,000	Berkshire Hathaway Finance Corp., 5.4%, due 05/15/18	26,681
20,000	Leucadia National Corp., 7%, due 08/15/13	20,250
350,000	MetLife, Inc., 5.7%, due 06/15/35	353,084
250,000	WellPoint, Inc., 5.25%, due 01/15/16	256,706
175,000	WellPoint, Inc., 5.875%, due 06/15/17	184,655

	Total Insurance	1,490,312

	Lodging (0.3%)
85,000	Gaylord Entertainment Co., 6.75%, due 11/15/14	78,200
306,000	Harrah’s Operating Co., Inc., (144A), 10%, due 12/15/18 (1)	227,970
200,000	Mandalay Resort Group, 6.375%, due 12/15/11	182,000
50,000	MGM Mirage, Inc., 7.625%, due 01/15/17	38,188
30,000	MGM Mirage, Inc., (144A), 10.375%, due 05/15/14 (1)	31,950
35,000	MGM Mirage, Inc., (144A), 11.125%, due 11/15/17 (1)	38,500
155,000	MTR Gaming Group, Inc., (144A), 12.625%, due 07/15/14 (1)	154,225
75,000	Sheraton Holding Corp., 7.375%, due 11/15/15	74,625
75,000	Starwood Hotels & Resort, 7.875%, due 10/15/14	77,426
150,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., (144A), 7.875%, due 11/01/17 (1)	147,375

	Total Lodging	1,050,459

	Media — Broadcasting & Publishing (0.8%)
50,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (1)	48,500
160,000	Cablevision Systems Corp., (144A), 8.625%, due 09/15/17 (1)	166,000
2,000	CMP Susquehanna Corp., 1%, due 05/15/14 (5)	1,052
325,000	Comcast Corp., 5.3%, due 01/15/14	346,760
75,000	CSC Holdings, Inc., (144A), 8.5%, due 04/15/14 (1)	79,406
25,000	CSC Holdings, Inc., (144A), 8.625%, due 02/15/19 (1)	26,875
10,000	DISH DBS Corp., 7%, due 10/01/13	10,000
85,000	DISH DBS Corp., (144A), 7.875%, due 09/01/19 (1)	87,019
255,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	257,550
175,000	News America, Inc., 6.15%, due 03/01/37	170,821

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Media — Broadcasting & Publishing (Continued)
$150,000	News America, Inc., 6.4%, due 12/15/35	$150,288
150,000	Time Warner Cable, Inc., 6.2%, due 07/01/13	164,667
75,000	Time Warner Cable, Inc., 7.3%, due 07/01/38	84,513
150,000	Time Warner Cable, Inc., 7.5%, due 04/01/14	172,740
225,000	Time Warner Entertainment Co., LP, 8.375%, due 07/15/33	269,899
31,575	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)	24,313
145,000	Univision Communications, Inc., (144A), 12%, due 07/01/14 (1)	157,325
300,000	Viacom, Inc., 6.25%, due 04/30/16	326,726

	Total Media — Broadcasting & Publishing	2,544,454

	Medical Supplies (0.3%)
200,000	Bausch & Lomb, Inc., 9.875%, due 11/01/15	207,500
100,000	Biomet, Inc., 10.375%, due 10/15/17	107,750
300,000	Covidien International Finance SA, 6%, due 10/15/17	330,960
50,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	52,125
75,000	Inverness Medical Innovations, Inc., 9%, due 05/15/16	76,312

	Total Medical Supplies	774,647

	Metals (0.4%)
350,000	ArcelorMittal, 9%, due 02/15/15	400,663
15,000	Belden, Inc., 7%, due 03/15/17	14,513
30,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	31,950
80,000	Freeport-McMoRan Copper & Gold, Inc., 8.25%, due 04/01/15	85,800
150,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	154,500
25,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	22,375
300,000	Rio Tinto Finance USA, Ltd., 5.875%, due 07/15/13	323,014
90,000	Ryerson, Inc., 12%, due 11/01/15	88,650
100,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	95,750
70,000	Teck Resources, Ltd., 10.25%, due 05/15/16	79,975
80,000	US Steel Corp., 7%, due 02/01/18	76,400

	Total Metals	1,373,590

	Oil & Gas (1.5%)
250,000	Anadarko Petroleum Corp., 5.95%, due 09/15/16	266,718
65,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	53,300
30,000	Basic Energy Services, Inc., (144A), 11.625%, due 08/01/14 (1)	31,800
125,000	Chesapeake Energy Corp., 7%, due 08/15/14	126,250
5,000	Chesapeake Energy Corp., 6.375%, due 06/15/15	4,763
15,000	Denbury Resources, Inc., 7.5%, due 12/15/15	15,038
10,000	Denbury Resources, Inc., 7.5%, due 04/01/13	10,025
95,000	Denbury Resources, Inc., 9.75%, due 03/01/16	101,650
85,000	El Paso Corp., 7.875%, due 06/15/12	86,700
75,000	Forest Oil Corp., 7.25%, due 06/15/19	69,937
50,000	Forest Oil Corp., (144A), 8.5%, due 02/15/14 (1)	50,750
250,000	Halliburton Co., 6.15%, due 09/15/19	279,508

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Oil & Gas (Continued)
$325,000	Kinder Morgan Energy Partners, LP, 6.95%, due 01/15/38	$348,870
300,000	Marathon Oil Corp., 7.5%, due 02/15/19	350,400
150,000	Mariner Energy, Inc., 11.75%, due 06/30/16	164,812
15,000	Newfield Exploration Co., 7.125%, due 05/15/18	15,113
170,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	133,875
300,000	Petrobras International Finance Co., 7.875%, due 03/15/19	345,039
20,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	20,750
15,000	PetroHawk Energy Corp., 7.875%, due 06/01/15	15,075
120,000	PetroHawk Energy Corp., 10.5%, due 08/01/14	130,200
150,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	146,625
180,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	162,000
132,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	134,970
210,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (1)	208,425
550,000	Valero Energy Corp., 9.375%, due 03/15/19	651,290
5,000	Whiting Petroleum Corp., 7%, due 02/01/14	4,988
75,000	Whiting Petroleum Corp., 7.25%, due 05/01/13	75,187
100,000	XTO Energy, Inc., 5.5%, due 06/15/18	103,856
400,000	XTO Energy, Inc., 5.65%, due 04/01/16	418,682
150,000	XTO Energy, Inc., 6.25%, due 08/01/17	162,963

	Total Oil & Gas	4,689,559

	Other (0.1%)
150,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (1)	160,500
85,000	Yankee Acquisition Corp., 8.5%, due 02/15/15	80,537

	Total Other	241,037

	Pharmaceuticals (0.5%)
100,000	Abbott Laboratories, 5.125%, due 04/01/19	105,896
250,000	Abbott Laboratories, 5.6%, due 11/30/17	274,750
15,000	Axcan Intermediate Holdings, Inc., 9.25%, due 03/01/15	15,975
325,000	Eli Lilly & Co., 5.2%, due 03/15/17	349,777
75,000	McKesson Corp., 6.5%, due 02/15/14	82,128
200,000	McKesson HBOC, Inc., 5.7%, due 03/01/17	208,185
325,000	Novartis Securities Investment, Ltd., 5.125%, due 02/10/19	345,448

	Total Pharmaceuticals	1,382,159

	Radio Telephone Communications (0.1%)
225,000	New Cingular Wireless Services, Inc., 8.75%, due 03/01/31	296,093
120,000	Nextel Communications, Inc., 7.375%, due 08/01/15	106,500

	Total Radio Telephone Communications	402,593

	Real Estate (0.4%)
35,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 7.125%, due 02/15/13	34,563
325,000	Boston Properties, LP (REIT), 5.875%, due 10/15/19	326,949

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Real Estate (Continued)
$90,000	Felcor Lodging, LP (REIT), 8.5%, due 06/01/11	$92,025
140,000	Felcor Lodging, LP (REIT), (144A), 10%, due 10/01/14 (1)	140,350
40,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	39,500
300,000	Simon Property Group, LP (REIT), 5.1%, due 06/15/15	302,358
275,000	Simon Property Group, LP (REIT), 5.25%, due 12/01/16	275,085
100,000	Simon Property Group, LP (REIT), 5.875%, due 03/01/17	102,263
25,000	Simon Property Group, LP (REIT), 6.75%, due 05/15/14	27,136

	Total Real Estate	1,340,229

	Restaurants (0.0%)
90,000	Real Mex Restaurants, Inc., (144A), 14%, due 01/01/13 (1)	87,300

	Retailers (0.7%)
575,000	CVS Caremark Corp., 6.6%, due 03/15/19	640,170
5,000	Harry & David Holdings, Inc., 5.361%, due 03/01/12 (2)	3,425
160,000	Harry & David Holdings, Inc., 9%, due 03/01/13	113,600
220,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	204,050
110,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	96,525
150,000	QVC, Inc., (144A), 7.5%, due 10/01/19 (1)	150,000
55,000	Rite Aid Corp., 7.5%, due 03/01/17	49,225
130,000	Rite Aid Corp., 9.75%, due 06/12/16	140,887
50,000	Staples, Inc., 9.75%, due 01/15/14	60,250
95,000	Toys R Us Property Co. I LLC, (144A), 10.75%, due 07/15/17 (1)	101,650
450,000	Wal-Mart Stores, Inc., 5.8%, due 02/15/18	505,105

	Total Retailers	2,064,887

	Telephone Communications, exc. Radio (0.3%)
170,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	158,100
65,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	64,350
35,000	Citizens Communications Co., 6.625%, due 03/15/15	33,775
65,000	Frontier Communications Corp., 8.25%, due 05/01/14	66,625
30,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	29,325
95,000	Qwest Corp., 7.625%, due 06/15/15	95,950
100,000	Qwest Corp., 6.875%, due 09/15/33	83,500
125,000	Verizon Communications, Inc., 6.25%, due 04/01/37	130,829
175,000	Verizon Communications, Inc., 6.9%, due 04/15/38	197,294

	Total Telephone Communications, exc. Radio	859,748

	Telephone Systems (0.4%)
550,000	British Telecommunications PLC (United Kingdom), 5.95%, due 01/15/18	553,699
250,000	Koninklijke KPN NV (Netherlands), 8.375%, due 10/01/30	316,877
100,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	89,250
160,000	Sprint Capital Corp., 8.75%, due 03/15/32	139,800
75,000	Windstream Corp., 8.625%, due 08/01/16	76,875

	Total Telephone Systems	1,176,501

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Transportation (0.2%)
$240,000	Royal Caribbean Cruises (Liberia), 11.875%, due 07/15/15	$269,400
75,000	United Parcel Service, Inc., 5.125%, due 04/01/19	80,379
225,000	United Parcel Service, Inc., 5.5%, due 01/15/18	244,379

	Total Transportation	594,158

	Total Corporate Bonds (Cost: $43,798,589) (15.8%)	48,091,956

	Collateralized Mortgage Obligations (39.5%)
4,030,438	Adjustable Rate Mortgage Trust (07-3-2A1), (144A), 6.825%, due 11/25/37 (1)(2)	2,590,582
2,023,847	American Home Mortgage Assets (07-3-22A1), 6.25%, due 06/25/37 (2)	1,193,079
2,990,756	Banc of America Alternative Loan Trust (06-9-1CB1), 6%, due 01/25/37	2,152,198
5,283,000	BCAP LLC Trust (06-RR1-PE), 5%, due 11/25/36	3,775,101
2,264,844	BCAP LLC Trust (07-AA2-2A5), 6%, due 04/25/37	1,476,483
1,138,670	Citigroup Mortgage Loan Trust, Inc. (05-5-2A2), 5.75%, due 08/25/35	810,947
2,171,870	Citigroup Mortgage Loan Trust, Inc. (06-AR3-1A1A), 5.94%, due 06/25/36 (2)	1,844,166
4,350,000	CitiMortgage Alternative Loan Trust (07-A3-1A4), 5.75%, due 03/25/37	2,884,856
1,723,656	Countrywide Alternative Loan Trust (07-19-1A34), 6%, due 08/25/37	1,098,292
2,008,000	Countrywide Alternative Loan Trust (07-19-1A4), 6%, due 08/25/37	1,088,527
2,896,992	Countrywide Alternative Loan Trust (07-9T1-2A1), 6%, due 05/25/37	1,676,902
4,500,000	Countrywide Alternative Loan Trust (07-J1-3A4), 5.755%, due 11/25/36 (2)	2,198,960
1,520,037	Countrywide Home Loans Mortgage Pass Through Trust (05-18-A7), 18.855%, due 10/25/35 (I/F) (2)	1,563,312
163,014	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	166,559
783,733	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	649,631
3,836,853	Countrywide Home Loans Mortgage Pass Through Trust (07-HYB2-3A1), 5.343%, due 02/25/47 (2)	1,966,304
2,095,179	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.744%, due 07/25/37 (2)	1,419,231
2,095,179	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A2), 5.256%, due 07/25/37 (I/O) (I/F) (2)	177,411
813,174	Credit Suisse First Boston Mortgage Securities Corp. (03-7-1A4), 5.5%, due 02/25/33	806,580
270,781	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	274,081
2,048,350	Credit Suisse Mortgage Capital Certificates (06-7-7A1), 0.944%, due 08/25/36 (2)	1,118,559
2,500,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	1,894,839
1,499,830	Federal Home Loan Mortgage Corp. (2439-KZ), 6.5%, due 04/15/32	1,621,944
1,000,000	Federal Home Loan Mortgage Corp. (2649-GP), 4.5%, due 10/15/30	1,053,160
3,231,438	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	3,397,886
3,750,000	Federal Home Loan Mortgage Corp. (2688-DG), 4.5%, due 10/15/23	3,800,425
482,319	Federal Home Loan Mortgage Corp. (2695-DB), 4%, due 09/15/15 (PAC)	490,985
202,402	Federal Home Loan Mortgage Corp. (2747-HA), 4%, due 10/15/13	206,549
1,071,941	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	1,100,404

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$51,163	Federal Home Loan Mortgage Corp. (2897-SD), 11.768%, due 10/15/31 (I/F) (TAC) (2)	$51,211
1,384,405	Federal Home Loan Mortgage Corp. (3042-EZ), 4.5%, due 09/15/35	1,387,293
4,000,000	Federal Home Loan Mortgage Corp. (3145-AJ), 5.5%, due 04/15/36	4,262,692
3,116,431	Federal Home Loan Mortgage Corp. (3232-MC), 5%, due 10/15/36	3,166,390
2,430,646	Federal Home Loan Mortgage Corp. (3315-S), 6.165%, due 05/15/37 (I/O) (I/F) (2)	233,449
424,926	Federal Home Loan Mortgage Corp. (3330-SB), 22.935%, due 06/15/37 (I/F) (TAC) (2)	438,102
1,131,413	Federal Home Loan Mortgage Corp. (3351-ZC), 5.5%, due 07/15/37	1,171,200
968,221	Federal National Mortgage Association (01-14-SH), 10.798%, due 03/25/30 (I/F) (2)	1,391,393
236,476	Federal National Mortgage Association (03-62-MA), 3.5%, due 07/25/33	239,295
853,718	Federal National Mortgage Association (05-54-VM), 4.5%, due 11/25/25	867,907
1,500,000	Federal National Mortgage Association (05-63-HB), 5%, due 07/25/25	1,573,193
5,015,000	Federal National Mortgage Association (05-87-CD), 5%, due 10/25/35	4,985,984
2,502,443	Federal National Mortgage Association (06-119-JP), 4.5%, due 12/25/36 (PAC)	2,583,995
1,425,393	Federal National Mortgage Association (07-27-ZM), 5.5%, due 04/25/37	1,467,303
11,051,799	Federal National Mortgage Association (07-64-LI), 6.316%, due 07/25/37 (I/O) (I/F) (2)	1,300,596
8,200,884	Federal National Mortgage Association (07-65-KI), 6.376%, due 07/25/37 (I/O) (I/F) (2)	881,955
4,516,294	Federal National Mortgage Association (08-12-SE), 6.156%, due 01/25/33 (I/O) (I/F) (2)	428,935
4,508,015	Federal National Mortgage Association (08-30-SA), 6.606%, due 04/25/38 (I/O) (I/F) (2)	501,354
6,007,578	Federal National Mortgage Association (08-62-SN), 5.956%, due 07/25/38 (I/O) (I/F) (2)	551,761
5,174,628	Federal National Mortgage Association (09-24-SA), 5.376%, due 04/25/39 (I/O) (I/F) (2)	443,386
2,810,252	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39	3,055,941
4,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	3,745,858
2,835,781	Federal National Mortgage Association (09-68-SA), 6.506%, due 09/25/39 (I/O) (I/F) (2)	350,483
1,256,953	Government National Mortgage Association (05-25-Z), 5%, due 03/16/35	1,110,529
5,582,936	Government National Mortgage Association (05-96-Z), 5.5%, due 12/16/35	5,852,499
3,844,792	Government National Mortgage Association (07-21-SE), 5.955%, due 04/20/37 (I/O) (I/F) (2)	292,083
5,295,207	Government National Mortgage Association (08-27-SI), 6.225%, due 03/20/38 (I/O) (I/F) (2)	429,275
14,285,909	Government National Mortgage Association (08-4-SA), 6.271%, due 01/20/38 (I/O) (I/F) (2)	1,077,785
5,878,872	Government National Mortgage Association (08-81-S), 5.955%, due 09/20/38 (I/O) (I/F) (2)	499,080

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$2,183,286	GSAA Home Equity Trust (07-9-A1A), 6%, due 10/25/37	$1,664,073
1,000,000	GSAA Home Equity Trust (06-15-AF3A), 5.883%, due 09/25/36 (2)	732,229
2,261,503	GSR Mortgage Loan Trust (05-AR6-3A1), 4.558%, due 09/25/35 (2)	2,002,746
2,239,126	GSR Mortgage Loan Trust (06-9F-4A1), 6.5%, due 10/25/36	1,508,746
2,220,005	Indymac IMSC Mortgage Loan Trust (07-AR1-2A1), 6.1%, due 06/25/37 (2)	1,074,123
2,416,685	Indymac Index Mortgage Loan Trust (07-AR7-2A1), 5.465%, due 06/25/37 (2)	1,181,890
2,818,512	JP Morgan Alternative Loan Trust (06-S1-1A9), 5.75%, due 03/25/36	1,244,476
3,602,124	JP Morgan Mortgage Trust (06-S2-1A4), 5.5%, due 07/25/36	2,157,042
1,738,843	JP Morgan Mortgage Trust (06-S2-2A1), 5%, due 07/25/36	1,610,082
2,703,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	2,057,301
836,327	JP Morgan Mortgage Trust (07-S3-1A64), 7.5%, due 08/25/37	678,993
1,673,925	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	1,623,178
3,000,000	MASTR Alternative Loans Trust (06-3-1A3), 6.25%, due 07/25/36	2,068,554
1,263,827	Morgan Stanley Mortgage Loan Trust (04-3-4A), 5.669%, due 04/25/34 (2)	1,087,101
1,000,000	Morgan Stanley Mortgage Loan Trust (06-17XS-A3A), 5.651%, due 10/25/46 (2)	606,322
3,400,187	New Century Alternative Mortgage Loan Trust (06-ALT1-AF6), 6.167%, due 07/25/36 (2)	2,122,820
2,263,160	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35 (1)	1,951,976
1,065,827	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	750,260
2,303,129	Residential Asset Securitization Trust (07-A2-1A6), 6%, due 04/25/37	1,545,878
868,455	Wells Fargo Alternative Loan Trust (07-PA3-2A1), 6%, due 07/25/37	571,792
2,273,454	Wells Fargo Mortgage Backed Securities Trust (06-11-A8), 6%, due 09/25/36	1,818,913
1,253,898	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.024%, due 03/25/36 (2)	1,006,602

	Total Collateralized Mortgage Obligations (Cost: $110,511,517)	119,903,977

	Foreign Government Bonds & Notes (0.7%)
300,000	Hydro-Quebec (Canada), 6.3%, due 05/11/11	322,923
200,000	Province of Manitoba (Canada), 4.9%, due 12/06/16	214,916
250,000	Province of Ontario (Canada), 4.1%, due 06/16/14	264,791
50,000	Province of Ontario (Canada), 5.45%, due 04/27/16	55,588
625,000	Republic of Poland, 6.25%, due 07/03/12	675,000
325,000	State of Israel, 4.625%, due 06/15/13	345,383
325,000	United Mexican States, 5.625%, due 01/15/17	331,769

	Total Foreign Government Bonds & Notes (Cost: $2,115,427)	2,210,370

	U.S. Government Agency Obligations (12.9%)
5,000,000	Federal Home Loan Mortgage Corp., 1.75%, due 06/15/12	5,039,881
1,044,543	Federal Home Loan Mortgage Corp., Pool #1A1127, 6.507%, due 01/01/37 (2)	1,107,039
247,415	Federal Home Loan Mortgage Corp., Pool #B15026, 5%, due 06/01/19	264,611
111,839	Federal Home Loan Mortgage Corp., Pool #B15591, 5%, due 07/01/19	119,262
219,028	Federal Home Loan Mortgage Corp., Pool #C90526, 5.5%, due 02/01/22	231,866
5,700,000	Federal National Mortgage Association, 2.75%, due 03/13/14	5,799,886
4,600,000	Federal National Mortgage Association, 2.875%, due 12/11/13	4,731,320
218,314	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	231,001

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$396,839	Federal National Mortgage Association, Pool #555114, 5.5%, due 12/01/17	$426,887
161,890	Federal National Mortgage Association, Pool #596686, 6.5%, due 11/01/31	175,588
909,009	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	945,379
563,796	Federal National Mortgage Association, Pool #727575, 5%, due 06/01/33	584,589
321,533	Federal National Mortgage Association, Pool #748751, 5.5%, due 10/01/33	339,898
2,865,535	Federal National Mortgage Association, Pool #995963, 5%, due 08/01/47	2,947,919
1,494,090	Federal National Mortgage Association, Pool #MA0181, 4.5%, due 09/01/39	1,502,751
9,980,794	Federal National Mortgage Association, Pool #MA0212, 4.5%, due 10/01/39	9,965,223
2,703,448	Federal National Mortgage Association, Pool #949750, 5.5%, due 09/01/37	2,829,131
475,734	Government National Mortgage Association, Pool #608259, 4.5%, due 08/15/33	485,511
1,430,481	Government National Mortgage Association, Pool #782114, 5%, due 09/15/36	1,491,783

	Total U.S. Government Agency Obligations (Cost: $38,494,508)	39,219,525

	U.S. Treasury Bonds (6.3%)
7,000,000	U.S. Treasury Bond, 4.5%, due 02/15/36	7,308,438
3,700,000	U.S. Treasury Bond, 5.25%, due 11/15/28	4,209,328
5,400,000	U.S. Treasury Bond, 8.125%, due 08/15/19	7,500,094

	Total U.S. Treasury Bonds (Cost: $19,018,539)	19,017,860

	U.S. Treasury Notes (22.3%)
23,000,000	U.S. Treasury Note, 1%, due 08/31/11	23,082,570
14,500,000	U.S. Treasury Note, 1.125%, due 06/30/11	14,604,219
11,000,000	U.S. Treasury Note, 1.875%, due 02/28/14	10,922,657
2,800,000	U.S. Treasury Note, 3.5%, due 02/15/18	2,853,368
14,800,000	U.S. Treasury Note, 4.75%, due 08/15/17	16,451,125

	Total U.S. Treasury Notes (Cost: $67,631,647)	67,913,939

	Total Fixed Income Securities (Cost: $281,570,227) (97.5%)	296,357,627

Number of Shares	Equity Securities
466	CMP Susquehanna Radio Holdings Corp., (144A), Preferred Stock (Media — Broadcasting & Publishing) (1)(5)	5
533	CNB Capital Trust I, (144A), Warrants, expire 03/23/19 (Thrifts & Mortgage Finance) (1)(5)	5
13	GMAC, Inc., (144A), Preferred Stock (Banking) (1)	4,355
964	Unisys Corp., Common Stock (Computer Integrated System Design)	28,091

	Total Equity Securities (Cost: $17,659) (0.0%)	32,456

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Schedule of Investments (Continued)

Principal Amount	Short-Term Investments	Value

$15,473,009	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 11/02/09 (collateralized by $15,795,000, U.S. Treasury Bill, 0.16%, due 04/08/10, valued at $15,783,944) (Total Amount to be Received Upon Repurchase $15,473,022)	$15,473,009

	Total Short-Term Investments (Cost: $15,473,009) (5.1%)	15,473,009

	Total Investments (Cost: $297,060,895) (102.6%)	311,863,092
	Liabilities in Excess of Other Assets (–2.6%)	(8,033,075)

	Net Assets (100.0%)	$303,830,017

Notes to the Schedule of Investments:

I/F -	Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O -	Interest Only Security.
PAC -	Planned Amortization Class.
REIT -	Real Estate Investment Trust.
TAC -	Target Amortization Class.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the value of these securities amounted to $10,613,537 or 3.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2009.
(3)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(4)	Non-income producing security.
(5)	Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Investments by Industry	October 31, 2009

Industry*	Percentage of Net Assets
Aerospace & Defense	0.1%
Airlines	0.0
Apparel Retailers	0.0
Automotive	0.2
Banking	2.4
Beverages, Food & Tobacco	1.1
Building Materials	0.0
Chemicals	0.3
Coal	0.1
Commercial Services	0.4
Communications	0.2
Computer & Data Processing Services	0.1
Computer Integrated Systems Design	0.1
Computers & Information	0.2
Cosmetic & Personal Care	0.1
Data Processing & Preparation	0.0
Electric Utilities	1.1
Electrical Equipment	0.0
Electronics	0.3
Entertainment & Leisure	0.3
Financial Services	0.9
Food Retailers	0.1
Forest Products & Paper	0.3
Healthcare Providers	0.5
Heavy Machinery	0.2
Home Construction, Furnishings & Appliances	0.3
Industrial — Diversified	0.0
Insurance	0.5
Lodging	0.3
Media — Broadcasting & Publishing	0.8
Medical Supplies	0.3
Metals	0.4
Oil & Gas	1.5
Other	0.1
Pharmaceuticals	0.5
Private Mortgage-Backed Securities	21.1
Radio Telephone Communications	0.1
Real Estate	0.4
Restaurants	0.0
Retailers	0.7
Sovereign Government	0.7
Telephone Communications, exc. Radio	0.3
Telephone Systems	0.4
Transportation	0.2
U.S. Government Agency Obligations	31.3
U.S. Government Obligations	28.6
Short-Term Investments	5.1

Total	102.6%

*	These classifications are unaudited.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments

Principal Amount	Fixed Income Securities	Value

	Argentina (4.7% of Net Assets)
$2,800,000	Arcos Dorados B.V., (144A), 7.5%, due 10/01/19 (1)	$2,716,000
2,700,000	YPF S.A., 10%, due 11/02/28	2,669,625

	Total Argentina (Cost: $5,355,290)	5,385,625

	Australia (Cost: $1,085,726) (1.0%)
950,000	Rio Tinto Finance USA, Ltd., 9%, due 05/01/19	1,179,434

	Brazil (14.5%)
1,200,000	Banco BMG S.A., (144A), 9.95%, due 11/05/19 (1)	1,167,000
500,000	Banco Bradesco S.A., (144A), 6.75%, due 09/29/19 (1)	508,750
4,250,000	Banco do Brasil S.A., (144A), 8.5%, due 10/29/49 (1)	4,349,032
1,250,000	CSN Islands XI Corp., (144A), 6.875%, due 09/21/19 (1)	1,222,525
2,350,000	Globo Comunicacoes e Participacoes, S.A., 9.375%, due 04/20/49	2,338,250
1,700,000	Net Servicos de Comunicacao S.A., (144A), 7.5%, due 01/27/20 (1)	1,683,000
2,700,000	Net Servicos de Comunicacao S.A., (Reg. S), 9.25%, due 12/30/49	2,693,250
1,300,000	Petrobras International Finance Co., 6.875%, due 01/20/40	1,318,900
450,000	Telemar Norte Leste S.A., (144A), 9.5%, due 04/23/19 (1)	533,250
800,000	Voto-Votorantim Overseas Trading Operations N.V., (144A), 6.625%, due 09/25/19 (1)	768,000

	Total Brazil (Cost: $16,133,680)	16,581,957

	Canada (1.9%)
1,200,000	Teck Resources, Ltd., 10.25%, due 05/15/16	1,371,000
700,000	Teck Resources, Ltd., 9.75%, due 05/15/14	787,500

	Total Canada (Cost: $2,003,272)	2,158,500

	Chile (Cost: $296,790) (0.3%)
300,000	Celulosa Arauco y Constitucion S.A., (144A), 7.25%, due 07/29/19 (1)	326,250

	Colombia (2.5%)
1,000,000	Drummond Co., Inc. (Colombia), (144A), 9%, due 10/15/14 (1)	1,015,000
1,950,000	Drummond Co., Inc., (Reg. S), 7.375%, due 02/15/16	1,828,125

	Total Colombia (Cost: $2,667,770)	2,843,125

	Croatia (Cost: $2,944,800) (2.6%)
3,000,000	Republic of Croatia, (144A), 6.75%, due 11/05/19 (1)	3,007,500

	Dominican Republic (1.5%)
1,870,000	Cap Cana S.A., 10%, due 04/30/16	673,200
780,000	Cap Cana, S.A., 10%, due 04/30/16	452,400
546,488	Dominican Republic Bond, (Reg. S), 9.04%, due 01/23/18	573,813

	Total Dominican Republic (Cost: $1,626,501)	1,699,413

	El Salvador (4.2%)
3,280,000	AES El Salvador Trust, (Reg. S), 6.75%, due 02/01/16	2,815,414
1,000,000	Republic of El Salvador, (Reg. S), 7.75%, due 01/24/23	1,052,500

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	El Salvador (Continued)
$400,000	Republic of El Salvador, (Reg. S), 8.25%, due 04/10/32	$419,400
580,000	Republic of El Salvador, (Reg. S), 7.65%, due 06/15/35	574,200

	Total El Salvador (Cost: $4,656,189)	4,861,514

	Great Britain (Cost: $889,124) (0.8%)
750,000	Anglo American Capital PLC, (Reg. S), 9.375%, due 04/08/19	909,563

	Hong Kong (Cost: $1,337,924) (1.2%)
1,350,000	Noble Group, Ltd., (144A), 6.75%, due 01/29/20 (1)	1,328,063

	India (Cost: $1,997,180) (1.8%)
2,100,000	Vedanta Resources PLC, (Reg. S), 9.5%, due 07/18/18	2,094,750

	Indonesia (Cost: $310,530) (0.3%)
350,000	PGN Euro Finance, Ltd., 7.5%, due 09/10/13	360,500

	Israel (1.9%)
1,000,000	Israel Electric Corp., Ltd. (Reg. S), 7.75%, due 12/15/27	1,080,000
1,000,000	Israel Electric Corp., Ltd., (Reg. S), 7.875%, due 12/15/26	1,078,000

	Total Israel (Cost: $2,139,759)	2,158,000

	Kazakhstan (6.0%)
300,000	ATF Bank, (Reg. S), 9.25%, due 04/12/12	298,500
350,000	CenterCredit International B.V., (Reg. S), 8.625%, due 01/30/14	318,465
1,200,000	Eurasian Development Bank, (144A), 7.375%, due 09/29/14 (1)	1,237,500
1,500,000	Intergas Finance B.V., (Reg. S), 6.375%, due 05/14/17	1,432,500
1,175,000	Kazakhstan Temir Zholy Finance B.V., 7%, due 05/11/16	1,122,125
1,300,000	KazMunaiGaz Finance Sub B.V., (144A), 11.75%, due 01/23/15 (1)	1,543,525
200,000	KazMunaiGaz Finance Sub B.V., (Reg. S), 9.125%, due 07/02/18	221,500
1,200,000	Temir Capital B.V. (Reg. S), 9.5%, due 05/21/14 (2)(3)	312,000
1,200,000	Temir Capital B.V. (Reg. S), 9%, due 11/24/11 (2)(3)	312,000
125,000	Temir Capital B.V./JSC Temirbank, (144A), 9.5%, due 05/21/14 (1)(2)(3)	32,500

	Total Kazakhstan (Cost: $6,463,233)	6,830,615

	Luxembourg (Cost: $2,853,002) (2.6%)
2,500,000	ArcelorMittal, 9.85%, due 06/01/19	2,930,780

	Malaysia (Cost: $595,670) (0.5%)
600,000	Petronas Capital, Ltd., (144A), 5.25%, due 08/12/19 (1)	604,789

	Mexico (12.4%)
1,500,000	Alestra S.A., (144A), 11.75%, due 08/11/14 (1)	1,686,534
3,350,000	Axtel S.A.B. de C.V., (144A), 9%, due 09/22/19 (1)	3,488,187
3,250,000	Banco Mercantil del Norte S.A., (Reg. S), 6.862%, due 10/13/21 (4)	3,055,000
1,700,000	BBVA Bancomer S.A. de C.V., (Reg. S), 5.38%, due 07/22/15 (4)	1,674,500
950,000	Corporacion GEO S.A.B. de C.V., (144A), 8.875%, due 09/25/14 (1)	969,000
750,000	Grupo Petrotemex S.A. de C.V., (144A), 9.5%, due 08/19/14 (1)	780,000
1,350,000	Grupo Televisa S.A., 6.625%, due 03/18/25	1,336,905

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Mexico (Continued)
$947,000	Hipotecaria Su Casita S.A. de C.V., (Reg. S), 8.5%, due 10/04/16	$800,215
480,000	Maxcom Telecomunicaciones S.A.B. de C.V., Series B, 11%, due 12/15/14	470,400

	Total Mexico (Cost: $13,780,690)	14,260,741

	Peru (4.4%)
3,600,000	Banco de Credito del Peru, (144A), 9.75%, due 11/06/69 (1)(4)	3,600,000
1,401,533	IIRSA Norte Finance, Ltd., (Reg. S), 8.75%, due 05/30/24	1,457,594

	Total Peru (Cost: $5,071,373)	5,057,594

	Philippines (2.9%)
1,500,000	First Gen Corp., Convertible Bond, 2.5%, due 02/11/13	1,575,465
1,876,500	Quezon Power (Philippines), Ltd. Co., 8.86%, due 06/15/17	1,773,293

	Total Philippines (Cost: $3,337,020)	3,348,758

	Qatar (4.8%)
3,000,000	Nakilat, Inc, (Reg. S), 6.267%, due 12/31/33	2,775,000
2,700,000	Ras Laffan Liquefied Natural Gas Co., Ltd., (Reg. S), 5.838%, due 09/30/27	2,686,500

	Total Qatar (Cost: $5,119,010)	5,461,500

	Russia (14.9%)
480,000	Gaz Capital (Gazprom) S.A., (Reg. S), 6.51%, due 03/07/22	435,168
4,000,000	Industry & Construction Bank (ICB), 6.2%, due 09/29/15 (4)	3,840,000
3,050,000	Kuznetski Capital (Bank of Moscow), 7.5%, due 11/25/15 (4)	2,950,875
1,000,000	Kuznetski Capital (Bank of Moscow), 6.807%, due 05/10/17	935,000
1,550,000	Lukoil International Finance B.V., (144A), 7.25%, due 11/05/19 (1)	1,536,515
200,000	Lukoil International Finance B.V., (144A), 6.375%, due 11/05/14 (1)	200,300
3,600,000	RSHB Capital S.A. for OJSC Russian Agricultural Bank, 6.97%, due 09/21/16 (4)	3,474,000
1,200,000	TNK-BP Finance S.A., (Reg. S), 7.5%, due 07/18/16	1,209,756
1,500,000	UBS Luxembourg S.A. for OJSC Vimpel Communications, (Reg. S), 8.25%, due 05/23/16	1,520,625
1,000,000	VIP Finance Ireland, Ltd. for OJSC Vimpel Communications, (Reg. S), 9.125%, due 04/30/18	1,042,500

	Total Russia (Cost: $16,438,478)	17,144,739

	Singapore (1.3%)
950,000	BW Group, Ltd.,(Reg. S), 6.625%, due 06/28/17	855,000
600,000	STATS ChipPAC, Ltd., (Reg. S), 6.75%, due 11/15/11	610,500

	Total Singapore (Cost: $1,390,649)	1,465,500

	Switzerland (Cost: $471,830) (0.4%)
500,000	Glencore Funding LLC, (144A), 6%, due 04/15/14 (1)	497,500

	Trinidad And Tobago (4.4%)
1,600,000	Petroleum Co. of Trinidad & Tobago, Ltd., (144A), 9.75%, due 08/14/19 (1)	1,816,000
2,200,000	Petroleum Co. of Trinidad & Tobago, Ltd., 6%, due 05/08/22	2,046,000

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Trinidad And Tobago (Continued)
$1,230,000	Republic of Trinidad Tobago (Reg. S), 5.875%, due 05/17/27	$1,230,000

	Total Trinidad And Tobago (Cost: $4,791,126)	5,092,000

	Tunisia (Cost: $659,671) (0.7%)
600,000	Banque Centrale de Tunisie, 8.25%, due 09/19/27	750,000

	Turkey (Cost: $602,451) (0.6%)
650,000	T2 Capital Finance Co., S.A., (Reg. S), 6.95%, due 02/06/17 (4)	654,095

	Ukraine (Cost: $199,280) (0.1%)
200,000	PrivatBank, 8.75%, due 02/09/16 (4)	137,600

	United Arab Emirates (3.5%)
1,700,000	Abu Dhabi National Energy Co., (144A), 6.25%, due 09/16/19 (1)	1,725,500
1,500,000	Dolphin Energy, Ltd., (144A), 5.888%, due 06/15/19 (1)	1,522,416
800,000	DP World Sukuk, Ltd., (Reg. S), 6.25%, due 07/02/17	763,040

	Total United Arab Emirates (Cost: $3,888,567)	4,010,956

	Total Fixed Income Securities (Cost: $109,106,585) (98.7%)	113,141,361

	Short-Term Investments
1,274,923	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 11/02/09 (collateralized by $1,305,000 U.S. Treasury Bill, 0.16%, due 04/08/10, valued at $1,304,087) (Total Amount to be Received Upon Repurchase $1,274,924)	1,274,923

	Total Short-Term Investments (Cost: $1,274,923) (1.1%)	1,274,923

	Total Investments (Cost: $110,381,508) (99.8%)	114,416,284
	Excess of Other Assets over Liabilities (0.2%)	236,173

	Total Net Assets (100.0%)	$114,652,457

Notes to the Schedule of Investments:

Reg. S -	Investments issued under Regulation S of the Securities Act of 1933, may not be offered, sold, or delivered within the United States except under special exemptions.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the value of these securities amounted to $39,864,636 or 34.8% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(3)	Non-income producing security.
(4)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2009.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Investments by Industry

Industry*	Percentage of Net Assets
Banking	24.8%
Building Materials	0.7
Coal	2.5
Electric Utilities	5.4
Electronics	0.5
Financial Services	11.2
Forest Products & Paper	0.3
Home Construction, Furnishings & Appliances	0.8
Media — Broadcasting & Publishing	2.7
Metals	8.4
Oil & Gas	15.4
Radio Telephone Communications	1.3
Real Estate	1.0
Restaurants	2.4
Sovereign Government	8.3
Telephone Systems	11.5
Transportation	1.5
Short-Term Investments	1.1

Total	99.8%

*	These classifications are unaudited.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments	October 31, 2009

Principal Amount	Corporate Bonds	Value

	Airlines (0.3% of Net Assets)
$375,000	Delta Air Lines, Inc., (144A), 9.5%, due 09/15/14 (1)	$383,438

	Apparel Retailers (0.4%)
500,000	Limited Brands, Inc., (144A), 8.5%, due 06/15/19 (1)	525,000

	Automotive (2.0%)
575,000	ArvinMeritor, Inc., 8.125%, due 09/15/15	500,250
700,000	Goodyear Tire & Rubber Co., 10.5%, due 05/15/16	756,000
575,000	Navistar International Corp., 8.25%, due 11/01/21	560,625
775,000	Tenneco, Inc., 8.125%, due 11/15/15	759,500

	Total Automotive	2,576,375

	Banking (1.4%)
1,250,000	Ford Motor Credit Co. LLC, 7%, due 10/01/13	1,184,375
123,000	GMAC LLC, (144A), 6%, due 12/15/11 (1)	114,390
495,000	GMAC LLC, (144A), 6.875%, due 09/15/11 (1)	475,200

	Total Banking	1,773,965

	Beverages, Food & Tobacco (2.2%)
350,000	Dean Foods Co., 7%, due 06/01/16	338,625
1,250,000	Dole Food Co., Inc., (144A), 8%, due 10/01/16 (1)	1,265,625
1,000,000	Smithfield Foods, Inc., 7.75%, due 07/01/17	822,500
400,000	Smithfield Foods, Inc., (144A), 10%, due 07/15/14 (1)	419,000

	Total Beverages, Food & Tobacco	2,845,750

	Building Materials (0.7%)
1,050,000	Ply Gem Industries, Inc., 11.75%, due 06/15/13	981,750

	Chemicals (1.8%)
1,050,000	Huntsman International LLC, (144A), 5.5%, due 06/30/16 (1)	913,500
1,550,000	Ineos Group Holdings PLC (United Kingdom), (144A), 8.5%, due 02/15/16 (1)	852,500
200,000	Rockwood Specialties Group, Inc., 7.5%, due 11/15/14	200,000
200,000	Tronox Worldwide LLC/Tronox Finance Corp., 9.5%, due 12/01/12	124,000
275,000	Westlake Chemical Corp., 6.625%, due 01/15/16	258,500

	Total Chemicals	2,348,500

	Coal (0.5%)
450,000	Drummond Co., Inc. (Colombia), (144A), 9%, due 10/15/14 (1)	456,750
225,000	Massey Energy Co., 6.875%, due 12/15/13	217,688

	Total Coal	674,438

	Commercial Services (3.9%)
350,000	Aramark Services, Inc., 8.5%, due 02/01/15	353,500
1,490,000	Ashtead Capital, Inc., (144A), 9%, due 08/15/16 (1)	1,475,100
1,250,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 7.75%, due 05/15/16	1,118,750
350,000	Casella Waste Systems, Inc., 9.75%, due 02/01/13	335,125
200,000	Casella Waste Systems, Inc., (144A), 11%, due 07/15/14 (1)	211,500
300,000	Education Management LLC, 8.75%, due 06/01/14	309,000
100,000	Iron Mountain, Inc., 8%, due 06/15/20	101,500

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Corporate Bonds	Value

	Commercial Services (Continued)
$1,250,000	Universal Hospital Services, Inc., 8.5%, due 06/01/15	$1,237,500

	Total Commercial Services	5,141,975

	Communications (3.4%)
425,000	Aeroflex, Inc., 11.75%, due 02/15/15	399,500
375,000	DigitalGlobe, Inc., (144A), 10.5%, due 05/01/14 (1)	405,000
520,000	GeoEye, Inc., (144A), 9.625%, due 10/01/15 (1)	536,900
475,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	479,750
1,000,000	Intelsat Bermuda, Ltd., (144A), 11.5%, due 02/04/17 (1)	965,000
1,275,000	Intelsat Jackson Holdings, Ltd., (144A), 8.5%, due 11/01/19 (1)	1,275,000
425,000	Intelsat Subsidiary Holding Co., Ltd., (144A), 8.875%, due 01/15/15 (1)	431,375

	Total Communications	4,492,525

	Computer & Data Processing Services (0.4%)
500,000	Seagate Technology International, (144A), 10%, due 05/01/14 (1)	557,500

	Computer Integrated Systems Design (0.9%)
624,000	Unisys Corp., (144A), 12.75%, due 10/15/14 (1)	680,160
501,000	Unisys Corp., (144A), 14.25%, due 09/15/15 (1)	541,080

	Total Computer Integrated Systems Design	1,221,240

	Computers & Information (0.9%)
1,125,000	Jabil Circuit, Inc., 8.25%, due 03/15/18	1,203,750

	Data Processing & Preparation (1.0%)
1,475,000	First Data Corp., 9.875%, due 09/24/15	1,357,000

	Electric Utilities (9.5%)
525,000	AES Corp., 7.75%, due 03/01/14	528,938
200,000	AES Corp., 8%, due 10/15/17	202,000
1,750,000	Dynegy Holdings, Inc., 8.375%, due 05/01/16	1,627,500
2,375,000	Edison Mission Energy, 7%, due 05/15/17	1,917,812
500,000	Edison Mission Energy, 7.5%, due 06/15/13	465,000
1,400,000	InterGen NV (Netherlands), (144A), 9%, due 06/30/17 (1)	1,452,500
450,000	North American Energy Alliance LLC/North American Energy Alliance Finance Corp., (144A), 10.875%, due 06/01/16 (1)	466,875
2,000,000	NRG Energy, Inc., 7.375%, due 02/01/16	1,995,000
327,000	PNM Resources, Inc., 9.25%, due 05/15/15	337,628
775,000	Public Service Co. of New Mexico, 7.95%, due 05/15/18 (2)	795,969
1,850,000	RRI Energy, Inc., 7.625%, due 06/15/14	1,813,000
1,250,000	Texas Competitive Electric Holdings Co. LLC, 10.25%, due 11/01/15 (2)	884,375

	Total Electric Utilities	12,486,597

	Electrical Equipment (0.3%)
375,000	Baldor Electric Co., 8.625%, due 02/15/17	385,313

See accompanying notes to financial statements.

TCW High Yield Bond Fund

October 31, 2009

Principal Amount	Corporate Bonds	Value

	Electronics (1.3%)
$765,000	Advanced Micro Devices, Inc., Convertible Bond, 5.75%, due 08/15/12	$644,512
100,000	Freescale Semiconductor, Inc., 8.875%, due 12/15/14	81,000
150,000	NXP BV/NXP Funding LLC (Netherlands), 7.875%, due 10/15/14	124,125
900,000	Sanmina-SCI Corp., 8.125%, due 03/01/16	855,000

	Total Electronics	1,704,637

	Entertainment & Leisure (2.8%)
415,000	Jacobs Entertainment, Inc., 9.75%, due 06/15/14	377,650
1,275,000	Mashantucket Western Pequot Tribe, (144A), 8.5%, due 11/15/15 (1)	420,750
725,000	Shingle Springs Tribal Gaming Authority, (144A), 9.375%, due 06/15/15 (1)	514,750
1,520,000	Steinway Musical Instruments, Inc., (144A), 7%, due 03/01/14 (1)	1,292,000
725,000	WMG Acquisition Corp., (144A), 9.5%, due 06/15/16 (1)	777,562
250,000	WMG Holdings Corp., 9.5%, due 12/15/14	246,250

	Total Entertainment & Leisure	3,628,962

	Financial Services (5.1%)
500,000	American Real Estate Partners, LP/American Real Estate Finance Corp., 8.125%, due 06/01/12	502,500
1,225,000	Cequel Communications Holdings I LLC/Cequel Capital Corp., 8.625%, due 11/15/17	1,207,605
1,430,000	Hawker Beechcraft Acquisition Co., 8.5%, due 04/01/15	1,097,525
1,050,000	Hughes Network Systems LLC/HNS Finance Corp., 9.5%, due 04/15/14	1,073,625
500,000	Nuveen Investments, Inc., 5.5%, due 09/15/15	347,500
1,690,000	Nuveen Investments, Inc., (144A), 10.5%, due 11/15/15 (1)	1,487,200
950,000	Reynolds Group Escrow, (144A), 7.75%, due 10/15/16 (1)	950,000

	Total Financial Services	6,665,955

	Forest Products & Paper (5.4%)
425,000	Abitibi-Consolidated, Inc. (Canada), 7.75%, due 06/15/11 (3)(4)	59,500
2,000,000	Berry Plastics Escrow LLC/Berry Plastics Escrow Corp., (144A), 8.25%, due 11/15/15 (1)	1,970,000
2,650,000	Catalyst Paper Corp. (Canada), 7.375%, due 03/01/14	1,311,750
300,000	Georgia-Pacific Corp., (144A), 7.125%, due 01/15/17 (1)	304,500
350,000	Georgia-Pacific Corp., 9.5%, due 12/01/11	378,000
1,025,000	Graphic Packaging International Corp., 9.5%, due 08/15/13	1,050,625
755,000	Neenah Paper, Inc., 7.375%, due 11/15/14	641,750
475,000	Plastipak Holdings, Inc., (144A), 8.5%, due 12/15/15 (1)	475,000
1,100,000	Verso Paper Holdings LLC, 9.125%, due 08/01/14	913,000

	Total Forest Products & Paper	7,104,125

	Healthcare Providers (4.5%)
1,100,000	Community Health Systems, Inc., 8.875%, due 07/15/15	1,133,000
1,475,000	HCA, Inc., 9.25%, due 11/15/16	1,541,375
1,250,000	Psychiatric Solutions, Inc., 7.75%, due 07/15/15	1,218,750
750,000	Tenet Healthcare Corp., (144A), 8.875%, due 07/01/19 (1)	803,437

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Corporate Bonds	Value

	Healthcare Providers (Continued)
$450,000	United Surgical Partners International, Inc., 8.875%, due 05/01/17	$452,250
775,000	US Oncology, Inc., (144A), 9.125%, due 08/15/17 (1)	809,875

	Total Healthcare Providers	5,958,687

	Home Construction, Furnishings & Appliances (5.1%)
650,000	Beazer Homes USA, Inc., 6.875%, due 07/15/15	448,500
2,425,000	K Hovnanian Enterprises, Inc., (144A), 10.625%, due 10/15/16 (1)	2,425,000
1,000,000	KB Home, 7.25%, due 06/15/18	950,000
400,000	Standard Pacific Corp., 7%, due 08/15/15	352,000
1,025,000	Standard Pacific Corp., 7.75%, due 03/15/13	932,750
430,000	Toll Brothers Finance Corp., 8.91%, due 10/15/17	485,900
1,715,000	William Lyon Homes, Inc., 10.75%, due 04/01/13	1,114,750

	Total Home Construction, Furnishings & Appliances	6,708,900

	Industrial — Diversified (0.2%)
350,000	Harland Clarke Holdings, Inc., 9.5%, due 05/15/15	318,500

	Insurance (0.3%)
425,000	Leucadia National Corp., 7%, due 08/15/13	430,313

	Lodging (4.9%)
585,000	Gaylord Entertainment Co., 6.75%, due 11/15/14	538,200
1,425,000	Harrah’s Operating Co., Inc., (144A), 10%, due 12/15/18 (1)	1,061,625
750,000	Mandalay Resort Group, 6.375%, due 12/15/11	682,500
200,000	MGM Mirage, Inc., (144A), 10.375%, due 05/15/14 (1)	213,000
275,000	MGM Mirage, Inc., (144A), 11.125%, due 11/15/17 (1)	302,500
250,000	MGM Mirage, Inc., (144A), 13%, due 11/15/13 (1)	283,750
1,300,000	MTR Gaming Group, Inc., (144A), 12.625%, due 07/15/14 (1)	1,293,500
675,000	Sheraton Holding Corp., 7.375%, due 11/15/15	671,625
300,000	Starwood Hotels & Resort, 7.875%, due 10/15/14	309,705
1,050,000	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., (144A), 7.875%, due 11/01/17 (1)	1,031,625

	Total Lodging	6,388,030

	Media — Broadcasting & Publishing (4.4%)
500,000	Block Communications, Inc., (144A), 8.25%, due 12/15/15 (1)	485,000
1,200,000	Cablevision Systems Corp., (144A), 8.625%, due 09/15/17 (1)	1,245,000
34,000	CMP Susquehanna Corp., 1%, due 05/15/14 (5)	17,893
400,000	CSC Holdings, Inc., (144A), 8.5%, due 04/15/14 (1)	423,500
200,000	DISH DBS Corp., 7%, due 10/01/13	200,000
500,000	DISH DBS Corp., (144A), 7.875%, due 09/01/19 (1)	511,875
1,575,000	Mediacom Broadband LLC, 8.5%, due 10/15/15	1,590,750
289,437	Univision Communications, Inc., (144A), 9.75%, due 03/15/15 (1)	222,866
950,000	Univision Communications, Inc., (144A), 12%, due 07/01/14 (1)	1,030,750

	Total Media — Broadcasting & Publishing	5,727,634

See accompanying notes to financial statements.

TCW High Yield Bond Fund

October 31, 2009

Principal Amount	Corporate Bonds	Value

	Medical Supplies (2.3%)
$450,000	Bausch & Lomb, Inc., 9.875%, due 11/01/15	$466,875
1,050,000	Biomet, Inc., 10.375%, due 10/15/17	1,131,375
750,000	DJO Finance LLC/DJO Finance Corp., 10.875%, due 11/15/14	781,875
575,000	Inverness Medical Innovations, Inc., 9%, due 05/15/16	585,062

	Total Medical Supplies	2,965,187

	Metals (4.8%)
500,000	Alcoa, Inc., 5.72%, due 02/23/19	481,671
900,000	ArcelorMittal, 6.125%, due 06/01/18	889,400
250,000	Belden, Inc., 7%, due 03/15/17	241,875
675,000	Freeport-McMoRan Copper & Gold, Inc., 8.375%, due 04/01/17	718,875
825,000	Mobile Services Group, Inc., 9.75%, due 08/01/14	849,750
500,000	Novelis, Inc. (Canada), 7.25%, due 02/15/15	447,500
625,000	Ryerson, Inc., 12%, due 11/01/15	615,625
1,000,000	Steel Dynamics, Inc., 6.75%, due 04/01/15	957,500
575,000	Teck Resources, Ltd., 10.25%, due 05/15/16	656,938
500,000	US Steel Corp., 7%, due 02/01/18	477,500

	Total Metals	6,336,634

	Oil & Gas (11.5%)
425,000	Basic Energy Services, Inc., 7.125%, due 04/15/16	348,500
200,000	Basic Energy Services, Inc., (144A), 11.625%, due 08/01/14 (1)	212,000
1,000,000	Chesapeake Energy Corp., 7%, due 08/15/14	1,010,000
400,000	Denbury Resources, Inc., 7.5%, due 12/15/15	401,000
450,000	Denbury Resources, Inc., 9.75%, due 03/01/16	481,500
675,000	El Paso Corp., 7.875%, due 06/15/12	688,500
250,000	Encore Acquisition Co., 9.5%, due 05/01/16	266,250
750,000	Forest Oil Corp., 7.25%, due 06/15/19	699,375
500,000	Forest Oil Corp., (144A), 8.5%, due 02/15/14 (1)	507,500
1,100,000	Mariner Energy, Inc., 11.75%, due 06/30/16	1,208,625
350,000	Newfield Exploration Co., 7.125%, due 05/15/18	352,625
1,525,000	OPTI Canada, Inc. (Canada), 8.25%, due 12/15/14	1,200,937
300,000	PetroHawk Energy Corp., 9.125%, due 07/15/13	311,250
730,000	PetroHawk Energy Corp., 10.5%, due 08/01/14	792,050
1,050,000	Plains Exploration & Production Co., 7.625%, due 06/01/18	1,026,375
1,900,000	Quicksilver Resources, Inc., 7.125%, due 04/01/16	1,710,000
1,270,000	Regency Energy Partners, LP, 8.375%, due 12/15/13	1,298,575
1,675,000	SandRidge Energy, Inc., (144A), 8%, due 06/01/18 (1)	1,662,437
175,000	Whiting Petroleum Corp., 7%, due 02/01/14	174,563
750,000	Whiting Petroleum Corp., 7.25%, due 05/01/13	751,875

	Total Oil & Gas	15,103,937

	Other (0.8%)
500,000	NYC Industrial Development Agency, (144A), 11%, due 03/01/29 (1)	535,000

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Schedule of Investments (Continued)

Principal Amount	Corporate Bonds	Value

	Other (Continued)
$550,000	Yankee Acquisition Corp., 8.5%, due 02/15/15	$521,125

	Total Other	1,056,125

	Pharmaceuticals (0.1%)
100,000	Axcan Intermediate Holdings, Inc., 9.25%, due 03/01/15	106,500

	Radio Telephone Communications (0.8%)
1,250,000	Nextel Communications, Inc., 7.375%, due 08/01/15	1,109,375

	Real Estate (1.6%)
725,000	Felcor Lodging, LP (REIT), 8.5%, due 06/01/11	741,312
950,000	Felcor Lodging, LP (REIT), (144A), 10%, due 10/01/14 (1)	952,375
400,000	Host Marriott, LP (REIT), 7.125%, due 11/01/13	395,000

	Total Real Estate	2,088,687

	Restaurants (0.9%)
1,225,000	Real Mex Restaurants, Inc., (144A), 14%, due 01/01/13 (1)	1,188,250

	Retailers (4.5%)
100,000	Dollarama Group, LP (Canada), 8.875%, due 08/15/12	104,438
400,000	Harry & David Holdings, Inc., 5.361%, due 03/01/12 (2)	274,000
1,250,000	Harry & David Holdings, Inc., 9%, due 03/01/13	887,500
1,225,000	Macy’s Retail Holdings, Inc., 5.9%, due 12/01/16	1,136,187
500,000	Neiman Marcus Group, Inc., 10.375%, due 10/15/15	438,750
975,000	QVC, Inc., (144A), 7.5%, due 10/01/19 (1)	975,000
350,000	Rite Aid Corp., 7.5%, due 03/01/17	313,250
850,000	Rite Aid Corp., 9.75%, due 06/12/16	921,188
750,000	Toys R Us Property Co. I LLC, (144A), 10.75%, due 07/15/17 (1)	802,500

	Total Retailers	5,852,813

	Telephone Communications, exc. Radio (3.3%)
1,400,000	Broadview Networks Holdings, Inc., 11.375%, due 09/01/12	1,302,000
575,000	Cincinnati Bell, Inc., 8.375%, due 01/15/14	569,250
400,000	Frontier Communications Corp., 8.25%, due 05/01/14	410,000
150,000	Qwest Communications International, Inc., 7.5%, due 02/15/14	146,625
1,275,000	Qwest Corp., 7.625%, due 06/15/15	1,287,750
200,000	Qwest Corp., 6.875%, due 09/15/33	167,000
500,000	Qwest Corp., (144A), 8.375%, due 05/01/16 (1)	513,750

	Total Telephone Communications, exc. Radio	4,396,375

	Telephone Systems (2.1%)
350,000	Level 3 Financing, Inc., 9.25%, due 11/01/14	312,375
1,000,000	Sprint Capital Corp., 8.75%, due 03/15/32	873,750
750,000	Windstream Corp., 8.625%, due 08/01/16	768,750
775,000	Windstream Corp., (144A), 7.875%, due 11/01/17 (1)	778,875

	Total Telephone Systems	2,733,750

See accompanying notes to financial statements.

TCW High Yield Bond Fund

October 31, 2009

Principal Amount	Corporate Bonds	Value

	Transportation (1.0%)
$650,000	Royal Caribbean Cruises (Liberia), 7%, due 06/15/13	$622,375
600,000	Royal Caribbean Cruises (Liberia), 11.875%, due 07/15/15	673,500

	Total Transportation	1,295,875

	Total Corporate Bonds (Cost: $119,320,469) (97.3%)	127,824,367

Number of Shares	Equity Securities
3,750	Chesapeake Energy Corp., Common Stock (Oil & Gas)	91,875
40,000	Cincinnati Bell, Inc., Common Stock (Telephone Communications, exc. Radio) (4)	123,200
7,929	CMP Susquehanna Radio Holdings Corp., (144A), Preferred Stock (Media — Broadcasting & Publishing) (1)(5)	79
9,061	CNB Capital Trust I, (144A), Warrants, expire 03/23/19 (Thrifts & Mortgage Finance) (1)(5)	91
3,250	CNH Global NV (Netherlands), Common Stock (Heavy Machinery) (4)	62,108
2,500	Community Health Systems, Inc., Common Stock (Healthcare Providers) (4)	78,200
131	GMAC, Inc., (144A), Preferred Stock (Banking) (1)	43,885
4,150	GT Group Telecom, Inc., (144A), Warrants, expire 02/10/10 (Telephone Communications, exc. Radio) (1)	—
49,000	Level 3 Communications, Inc., Common Stock (Telephone Communications, exc. Radio) (4)	57,820
5,500	Rogers Communications, Inc. — Class B, Common Stock (Radio Telephone Communications)	161,040
8,036	Unisys Corp., Common Stock (Computer Integrated System Design) (4)	234,169

	Total Equity Securities (Cost: $1,334,043) (0.7%)	852,467

Principal Amount	Short-Term Investments (4.3%)

$5,649,653	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 11/02/09 (collateralized by $5,770,000, U.S. Treasury Bill, 0.16% due 04/08/10, valued at $5,765,961) (Total Amount to be Received Upon Repurchase $5,649,658)	5,649,653

	Total Short-Term Investments (Cost: $5,649,653) (4.3%)	5,649,653

	Total Investments (Cost: $126,304,165) (102.3%)	134,326,487
	Liabilities in Excess of Other Assets (–2.3%)	(3,005,184)

	Net Assets (100.0%)	$131,321,303

Notes to the Schedule of Investments:

REIT	- Real Estate Investment Trust.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the value of these securities amounted to $42,910,200 or 32.7% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(2)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2009.
(3)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued.
(4)	Non-income producing security.
(5)	Fair valued security using procedures established by and under the general supervision of the Company’s Board of Directors (Note 2).

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Investments by Industry

Industry*	Percentage of Net Assets
Airlines	0.3%
Apparel Retailers	0.4
Automotive	2.0
Banking	1.4
Beverages, Food & Tobacco	2.2
Building Materials	0.7
Chemicals	1.8
Coal	0.5
Commercial Services	3.9
Communications	3.4
Computer & Data Processing Services	0.4
Computer Integrated Systems Design	1.1
Computers & Information	0.9
Data Processing & Preparation	1.0
Electric Utilities	9.5
Electrical Equipment	0.3
Electronics	1.3
Entertainment & Leisure	2.8
Financial Services	5.1
Forest Products & Paper	5.4
Healthcare Providers	4.6
Heavy Machinery	0.1
Home Construction, Furnishings & Appliances	5.1
Industrial — Diversified	0.2
Insurance	0.3
Lodging	4.9
Media — Broadcasting & Publishing	4.4
Medical Supplies	2.3
Metals	4.8
Oil & Gas	11.6
Other	0.8
Pharmaceuticals	0.1
Radio Telephone Communications	0.9
Real Estate	1.6
Restaurants	0.9
Retailers	4.5
Telephone Communications, exc. Radio	3.4
Telephone Systems	2.1
Transportation	1.0
Short-Term Investments	4.3

Total	102.3%

*	These classifications are unaudited.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments	October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (66.0% of Net Assets)
$739,489	Citigroup Mortgage Loan Trust, Inc. (04-UST1-A1), 3.309%, due 08/25/34 (1)	$664,472
1,799,286	Citigroup Mortgage Loan Trust, Inc. (05-8-2A5), 5.5%, due 09/25/35 (1)	1,345,096
3,314,456	Countrywide Alternative Loan Trust (05-76-1A1), 2.237%, due 01/25/36 (1)	2,070,554
888,037	Countrywide Home Loan Mortgage Pass Through Trust (04-HYB2-2A), 3.813%, due 07/20/34 (1)	658,425
2,218,450	Countrywide Home Loan Mortgage Pass Through Trust (06-9-A1), 6%, due 05/25/36 (PAC) (1)	1,715,324
334,078	Credit Suisse First Boston Mortgage Securities Corp. (02-AR31-6A1), 3.35%, due 11/25/32 (1)	299,480
1,942,638	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	1,462,408
19,664	Federal Home Loan Mortgage Corp. (2432-FH), 0.945%, due 03/15/32 (1)	19,664
160,641	Federal Home Loan Mortgage Corp. (2585-FD), 0.745%, due 12/15/32 (1)	160,298
1,214,806	Federal Home Loan Mortgage Corp. (2649-PF), 0.645%, due 06/15/33 (PAC) (1)	1,206,187
385,147	Federal Home Loan Mortgage Corp. (2957-KA), 5%, due 10/15/24 (PAC) (1)	387,562
1,800,554	Federal Home Loan Mortgage Corp. Strip (237-F22), 0.595%, due 05/15/36 (1)	1,765,728
1,780,472	Federal Home Loan Mortgage Corp. Strip (244-F14), 0.645%, due 12/15/36 (1)	1,746,090
2,238,776	Federal National Mortgage Association (03-64-FN), 0.694%, due 07/25/33 (1)	2,213,011
534,952	Federal National Mortgage Association (06-74-GF), 0.744%, due 08/25/36 (TAC) (1)	533,924
705,735	GMAC Mortgage Corp. Loan Trust (04-J2-A2), 0.744%, due 06/25/34 (1)	617,314
148,013	GMAC Mortgage Corp. Loan Trust (04-JR1-A6), 0.694%, due 12/25/33 (1)	119,613
2,095,527	GMAC Mortgage Corp. Loan Trust (06-AR2-1A1), 4.661%, due 05/01/36 (1)	1,245,562
1,388,344	Government National Mortgage Association (09-66-UF), 1.245%, due 08/16/39 (1)	1,390,246
1,285,164	Greenpoint Mortgage Funding Trust (05-AR4-3A1), 2.158%, due 10/25/45 (1)	596,157
3,278,284	Greenpoint Mortgage Funding Trust (06-AR2-4A1), 2.758%, due 03/25/36 (1)	1,522,665
1,011,847	Harborview Mortgage Loan Trust (05-4-2A), 4.226%, due 07/19/35 (1)	673,601
1,333,322	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36 (1)	1,285,846
1,796,539	Morgan Stanley Mortgage Loan Trust (07-3XS-1A2A), 5.623%, due 01/25/47 (1)	1,433,004
95,476	Residential Accredit Loans, Inc. (02-QS16-A2), 0.794%, due 10/25/17 (1)	86,026
1,338,085	Residential Accredit Loans, Inc. (05-QS12-A7), 5.5%, due 08/25/35	1,178,473
2,131,654	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36	1,500,520
1,017,994	Residential Accredit Loans, Inc. (07-QS1-1A1), 6%, due 01/25/37	632,064
3,408,563	Residential Funding Mortgage Securities I, Inc. (05-SA5-1A), 4.12%, due 11/25/35 (1)	2,028,556
3,258,938	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	2,598,667
1,141,017	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS3-2A3), 6%, due 05/25/17 (1)	1,112,823
33,138	Washington Mutual MSC Mortgage Pass-Through Certificates (03-MS4-2A4), 0.694%, due 03/25/33 (PAC) (1)	29,947

	Total Collateralized Mortgage Obligations (Cost: $44,405,136)	34,299,307

	U.S. Government Agency Obligations (30.1%)
42,397	Federal Home Loan Mortgage Corp., Pool #1B1010, 3.375%, due 08/01/33 (1)	43,920
313,997	Federal Home Loan Mortgage Corp., Pool #310005, 7.439%, due 11/01/19 (1)	316,231
93,434	Federal Home Loan Mortgage Corp., Pool #610967, 3.779%, due 04/01/28 (1)	96,740

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$226,411	Federal Home Loan Mortgage Corp., Pool #780721, 3.025%, due 08/01/33 (1)	$230,771
74,898	Federal Home Loan Mortgage Corp., Pool #780833, 2.791%, due 09/01/33 (1)	76,028
594,697	Federal Home Loan Mortgage Corp., Pool #781122, 4.29%, due 12/01/33 (1)	618,026
41,997	Federal Home Loan Mortgage Corp., Pool #789924, 4.072%, due 11/01/32 (1)	43,150
1,245,150	Federal Home Loan Mortgage Corp., Pool #847342, 3.848%, due 05/01/34 (1)	1,298,256
975,911	Federal National Mortgage Association, Pool #462360, 6.15%, due 08/01/36 (1)	1,030,812
127,556	Federal National Mortgage Association, Pool #600187, 7%, due 07/01/31 (1)	140,671
14,981	Federal National Mortgage Association, Pool #661691, 3.115%, due 10/01/32 (1)	15,333
272,702	Federal National Mortgage Association, Pool #711014, 3.211%, due 10/01/33 (1)	284,734
103,304	Federal National Mortgage Association, Pool #725886, 3.45%, due 05/01/34 (1)	107,024
476,010	Federal National Mortgage Association, Pool #735084, 4.13%, due 02/01/34 (1)	497,040
161,565	Federal National Mortgage Association, Pool #735524, 3.882%, due 02/01/35 (1)	168,146
548,979	Federal National Mortgage Association, Pool #735542, 3.765%, due 11/01/34 (1)	573,816
701,435	Federal National Mortgage Association, Pool #770222, 3.693%, due 04/01/34 (1)	726,526
54,365	Federal National Mortgage Association, Pool #786884, 3.435%, due 08/01/34 (1)	55,828
662,754	Federal National Mortgage Association, Pool #793031, 2.991%, due 07/01/34 (1)	680,625
564,135	Federal National Mortgage Association, Pool #804017, 4.095%, due 12/01/34 (1)	583,238
444,958	Federal National Mortgage Association, Pool #821159, 2.818%, due 05/01/35 (1)	459,357
1,537,254	Federal National Mortgage Association, Pool #821542, 3.601%, due 05/01/35 (1)	1,596,408
346,972	Federal National Mortgage Association, Pool #821915, 2.927%, due 06/01/35 (1)	358,892
385,854	Federal National Mortgage Association, Pool #822073, 2.782%, due 07/01/35 (1)	396,660
216,998	Federal National Mortgage Association, Pool #826239, 2.891%, due 07/01/35 (1)	221,707
142,474	Federal National Mortgage Association, Pool #830581, 2.841%, due 05/01/35 (1)	143,488
311,738	Federal National Mortgage Association, Pool #832721, 2.884%, due 09/01/35 (1)	318,019
464,571	Federal National Mortgage Association, Pool #841970, 2.89%, due 10/01/33 (1)	478,480
1,030,617	Federal National Mortgage Association, Pool #851282, 2.52%, due 11/01/35 (1)	1,047,322
1,176,625	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	1,261,808
182,992	Government National Mortgage Association, Pool #781714, 6.5%, due 12/15/17 (1)	196,547
54,714	Government National Mortgage Association II, Pool #80022, 4.125%, due 12/20/26 (1)	55,934
414,956	Government National Mortgage Association II, Pool #80546, 4%, due 10/20/31 (1)	421,420
51,253	Government National Mortgage Association II, Pool #80636, 3.625%, due 09/20/32 (1)	52,228
260,960	Government National Mortgage Association II, Pool #80734, 3.625%, due 09/20/33 (1)	266,837
8,236	Government National Mortgage Association II, Pool #80747, 4.125%, due 10/20/33 (1)	8,356
36,035	Government National Mortgage Association II, Pool #80757, 3.625%, due 10/20/33 (1)	36,800
103,704	Government National Mortgage Association II, Pool #80764, 4.125%, due 11/20/33 (1)	105,295
105,494	Government National Mortgage Association II, Pool #80766, 4.125%, due 11/20/33 (1)	107,036
293,408	Government National Mortgage Association II, Pool #80797, 4%, due 01/20/34 (1)	298,376

See accompanying notes to financial statements.

TCW Short Term Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$109,518	Government National Mortgage Association II, Pool #80869, 4.5%, due 04/20/34 (1)	$112,782
104,821	Government National Mortgage Association II, Pool #80937, 4.5%, due 06/20/34 (1)	107,790

	Total U.S. Government Agency Obligations (Cost: $15,218,106)	15,638,457

	Total Fixed Income Securities (Cost: $59,623,242) (96.1%)	49,937,764

	Short-Term Investments
800,000	Federal Home Loan Bank Discount Note, 0.05%, due 11/23/09	799,976
1,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.01%, due 11/23/09	999,963
57,396	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 11/02/09 (collateralized by $60,000, U.S. Treasury Bill, 0.16%, due 04/08/10, valued at $59,958) (Total Amount to be Received Upon Repurchase $57,396)	57,396

	Total Short-Term Investments (Cost: $1,857,335) (3.6%)	1,857,335

	Total Investments (Cost: $61,480,577) (99.7%)	51,795,099
	Excess of Other Assets over Liabilities (0.3%)	148,794

	Net Assets (100.0%)	$51,943,893

Notes to the Schedule of Investments:

PAC	- Planned Amortization Class.
TAC	- Target Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2009.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Investments by Industry

Industry*	Percentage of Net Assets
Private Mortgage-Backed Securities	47.9%
U.S. Government Agency Obligations	48.2
Short-Term Investments	3.6

Total	99.7%

*	These classifications are unaudited.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments	October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (62.2% of Net Assets)
$15,054,005	ABN Amro Mortgage Corp. (03-9-A1), 4.5%, due 08/25/18	$15,185,727
8,674,191	Adjustable Rate Mortgage Trust (04-5-3A1), 4.954%, due 04/25/35 (1)	8,002,796
17,776,887	Adjustable Rate Mortgage Trust (05-12-2A1), 5.622%, due 03/25/36 (1)	11,494,117
71,164,000	Adjustable Rate Mortgage Trust (06-2-1A4), 5.738%, due 05/25/36 (1)	47,678,350
92,700,079	Adjustable Rate Mortgage Trust (07-3-2A1), (144A), 6.825%, due 11/25/37 (1)(2)	59,583,393
13,215,107	American Home Mortgage Assets (05-2-2A1A), 5.116%, due 01/25/36 (1)	7,184,183
19,439,916	Banc of America Alternative Loan Trust (06-9-1CB1), 6%, due 01/25/37	13,989,290
8,704,613	Banc of America Funding Corp. (06-7-1A4), 6%, due 09/25/36 (TAC) (1)	6,994,035
29,326,888	Banc of America Funding Corp. (07-6-A2), 0.524%, due 07/25/37 (1)	17,997,644
19,023,615	Banc of America Funding Corp. (07-7-1A1), 6%, due 08/25/37	14,777,033
31,620,971	Banc of America Mortgage Securities, Inc. (05-K-2A1), 5.083%, due 12/25/35 (1)	26,813,926
23,973,818	BCAP LLC Trust (07-AA4-11A1), 6.12%, due 06/25/47 (1)	14,964,189
3,330,881	Bear Stearns Adjustable Rate Mortgage Trust (04-12-1A1), 5.242%, due 02/25/35 (1)	2,297,906
15,462,901	Bear Stearns Alt-A Trust (06-3-23A1), 5.883%, due 05/25/36 (1)	9,547,483
5,699,882	Bear Stearns Alt-A Trust (06-8-1A1), 0.404%, due 06/25/46 (1)	2,579,861
24,967,423	Bear Stearns Alt-A Trust (06-8-2A1), 5.322%, due 08/25/46 (1)	14,418,529
15,739,640	Bear Stearns Asset Backed Securities Trust (06-SD3-1A3), 6.5%, due 08/25/36	10,097,443
19,193,545	Chase Mortgage Finance Corp. (05-A1-2A1), 5.23%, due 12/25/35 (1)	15,917,086
15,000,000	Chase Mortgage Finance Corp. (06-S3-1A2), 6%, due 11/25/36	11,622,500
8,570,788	Chaseflex Trust (05-1-1A5), 6.5%, due 02/25/35	7,027,064
24,227,000	Chaseflex Trust (06-1-A3), 6.295%, due 06/25/36 (1)	14,490,290
9,975,373	Citicorp Mortgage Securities, Inc. (07-4-3A1), 5.5%, due 05/25/37	9,470,028
16,300,000	Citicorp Residential Mortgage Securities, Inc. (06-2-A4), 5.775%, due 09/25/36 (1)	15,167,443
15,869,696	Citigroup Mortgage Loan Trust, Inc. (05-9-2A3), 5.75%, due 11/25/35	12,095,684
19,409,281	Citigroup Mortgage Loan Trust, Inc. (06-AR3-1A1A), 5.938%, due 06/25/36 (1)	16,480,694
62,437,287	Citigroup Mortgage Loan Trust, Inc. (06-AR5-1A5A), 5.785%, due 07/25/36 (1)	46,665,879
11,415,315	Citigroup Mortgage Loan Trust, Inc. (07-12-2A1), (144A), 6.5%, due 10/25/36 (2)	8,486,573
20,000,000	Citigroup Mortgage Loan Trust, Inc. (07-AMC1-A2B), 0.394%, due 12/25/36 (1)	7,965,440
8,357,915	CitiMortgage Alternative Loan Trust (05-A1-2A1), 5%, due 07/25/20	7,832,683
55,000,000	CitiMortgage Alternative Loan Trust (06-A7-1A4), 5.75%, due 12/25/36	37,685,400
18,724,163	CitiMortgage Alternative Loan Trust (07-A3-1A7), 5.75%, due 03/25/37	14,062,182
10,014,000	Countrywide Alternative Loan Trust (04-28CB-2A4), 5.75%, due 01/25/35	9,098,482
2,022,487	Countrywide Alternative Loan Trust (05-27-1A2), 2.157%, due 08/25/35 (1)	1,178,702
13,257,822	Countrywide Alternative Loan Trust (05-76-1A1), 2.237%, due 01/25/36 (1)	8,282,215
19,140,000	Countrywide Alternative Loan Trust (05-85CB-2A3), 5.5%, due 02/25/36	14,650,707
7,833,510	Countrywide Alternative Loan Trust (05-J1-2A1), 5.5%, due 02/25/35	6,973,914
39,812,152	Countrywide Alternative Loan Trust (05-J14-A3), 5.5%, due 12/25/35	30,618,806
13,753,619	Countrywide Alternative Loan Trust (05-J3-3A1), 6.5%, due 09/25/34	13,117,514

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$6,803,501	Countrywide Alternative Loan Trust (05-J5-1A1), 0.544%, due 05/25/35 (1)	$5,130,795
12,500,000	Countrywide Alternative Loan Trust (06-14CB-A4), 6%, due 06/25/36	9,129,606
19,288,226	Countrywide Alternative Loan Trust (06-24CB-A13), 0.594%, due 06/25/36 (1)	12,265,349
41,359,468	Countrywide Alternative Loan Trust (06-24CB-A14), 6.906%, due 06/25/36 (I/O) (I/F) (1)	6,166,341
20,848,324	Countrywide Alternative Loan Trust (06-26CB-A18), 6.5%, due 09/25/36	14,145,350
28,464,330	Countrywide Alternative Loan Trust (06-39CB-1A12), 5.106%, due 01/25/37 (I/O) (I/F) (1)	1,853,597
11,385,732	Countrywide Alternative Loan Trust (06-39CB-1A6), 0.844%, due 01/25/37 (1)	6,843,861
21,807,339	Countrywide Alternative Loan Trust (06-41CB-1A7), 6%, due 01/25/37	15,478,457
12,397,993	Countrywide Alternative Loan Trust (06-43CB-1A10), 6%, due 02/25/37	8,873,873
40,000,000	Countrywide Alternative Loan Trust (06-43CB-1A12), 5.75%, due 02/25/37	28,244,924
15,284,183	Countrywide Alternative Loan Trust (06-J3-3A1), 5.5%, due 04/25/21	12,270,333
23,807,108	Countrywide Alternative Loan Trust (06-J4-2A8), 6%, due 07/25/36 (PAC)	18,274,993
18,069,971	Countrywide Alternative Loan Trust (07-15CB-A2), 5.75%, due 07/25/37	13,882,812
18,034,670	Countrywide Alternative Loan Trust (07-18CB-2A25), 6%, due 08/25/37	12,990,881
20,152,821	Countrywide Alternative Loan Trust (07-9T1-2A3), 6%, due 05/25/37	13,685,618
13,059,032	Countrywide Alternative Loan Trust (07-9T1-3A1), 5.5%, due 05/25/22	10,455,729
36,663,191	Countrywide Asset-Backed Certificates (06-15-A6), 5.826%, due 10/25/46 (1)	26,504,829
4,493,171	Countrywide Home Loans Mortgage Pass Through Trust (03-J4-1A1), 4.5%, due 06/25/33 (PAC)	4,302,850
34,618,677	Countrywide Home Loans Mortgage Pass Through Trust (04-13-1A3), 5.5%, due 08/25/34	28,770,374
16,249,341	Countrywide Home Loans Mortgage Pass Through Trust (05-20-A5), 5.5%, due 10/25/35	14,106,314
26,167,026	Countrywide Home Loans Mortgage Pass Through Trust (05-24-A8), 5.5%, due 11/25/35	23,556,179
1,630,138	Countrywide Home Loans Mortgage Pass Through Trust (05-8R-A4), 6%, due 10/25/34	1,665,591
35,500,000	Countrywide Home Loans Mortgage Pass Through Trust (06-19-1A6), 6%, due 01/25/37 (PAC)	30,651,417
47,867,449	Countrywide Home Loans Mortgage Pass Through Trust (06-8-2A1), 6%, due 05/25/36 (1)	41,542,943
12,006,854	Countrywide Home Loans Mortgage Pass Through Trust (06-HYB5-1A1), 4.382%, due 03/25/36 (1)	7,163,765
38,421,668	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A1), 6%, due 03/25/37	32,237,555
32,000,000	Countrywide Home Loans Mortgage Pass Through Trust (07-1-A8), 6%, due 03/25/37	24,969,520
15,116,065	Countrywide Home Loans Mortgage Pass Through Trust (07-10-A21), 6%, due 07/25/37 (TAC)	11,636,026

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$37,781,000	Countrywide Home Loans Mortgage Pass Through Trust (07-13-A10), 6%, due 08/25/37	$29,907,421
26,080,260	Countrywide Home Loans Mortgage Pass Through Trust (07-15-1A29), 6.25%, due 09/25/37	21,917,370
61,677,422	Countrywide Home Loans Mortgage Pass Through Trust (07-4-1A1), 6%, due 05/25/37	51,123,995
29,015,000	Countrywide Home Loans Mortgage Pass Through Trust (07-8-1A24), 6%, due 01/25/38	22,669,359
71,231,184	Countrywide Home Loans Mortgage Pass Through Trust (07-J1-2A1), 6%, due 02/25/37	49,114,878
45,395,542	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A1), 0.744%, due 07/25/37 (1)	30,750,014
45,395,542	Countrywide Home Loans Mortgage Pass Through Trust (07-J3-A2), 5.256%, due 07/25/37 (I/O) (I/F) (1)	3,843,908
1,083,124	Credit Suisse First Boston Mortgage Securities Corp. (03-8-4PPA), 5.75%, due 04/25/33	1,096,325
22,073,055	Credit Suisse First Boston Mortgage Securities Corp. (05-12-1A1), 6.5%, due 12/25/35 (1)	15,338,670
7,244,875	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A1), 18.855%, due 09/25/35 (I/F) (1)	7,186,226
19,923,407	Credit Suisse First Boston Mortgage Securities Corp. (05-8-5A3), 0.644%, due 09/25/35 (1)	12,368,126
24,334,362	Credit Suisse Mortgage Capital Certificates (06-6-1A1), 0.744%, due 07/25/36 (TAC) (1)	13,280,403
24,334,362	Credit Suisse Mortgage Capital Certificates (06-6-1A2), 5.254%, due 07/25/36 (I/O) (I/F) (1)	1,574,533
38,432,327	Credit Suisse Mortgage Capital Certificates (06-9-3A1), 6%, due 11/25/36	32,610,106
23,591,360	Credit Suisse Mortgage Capital Certificates (06-9-5A1), 5.5%, due 11/25/36	19,542,766
35,751,000	Credit Suisse Mortgage Capital Certificates (06-9-6A14), 6%, due 11/25/36	27,895,851
24,716,000	Credit Suisse Mortgage Capital Certificates (07-1-1A6A), 5.863%, due 01/25/37 (1)	15,840,801
15,000,000	Credit Suisse Mortgage Capital Certificates (07-1-5A4), 6%, due 02/25/37	11,369,037
32,158,776	Credit Suisse Mortgage Capital Certificates (07-2-1A13), 5.75%, due 03/25/37 (PAC)	28,026,289
53,157,962	Credit Suisse Mortgage Capital Certificates (07-3-1A1A), 5.837%, due 04/25/37 (1)	36,930,585
18,055,258	Credit Suisse Mortgage Capital Certificates (07-3-4A1), 5%, due 04/25/37	15,843,964
26,066,680	Credit Suisse Mortgage Capital Certificates (07-5-1A11), 7%, due 07/25/37 (1)	16,083,199
17,575,187	Credit Suisse Mortgage Capital Certificates (07-5-2A5), 5%, due 08/25/37	15,257,037
22,417,972	CSAB Mortgage Backed Trust (06-2-A6A), 5.72%, due 09/25/36 (1)	15,705,209
20,772,775	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-3-4A5), 5.25%, due 06/25/35	18,225,764

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$14,569,783	Deutsche ALT-A Securities, Inc. Alternate Loan Trust (05-6-1A3), 5.5%, due 12/25/35	$10,968,059
73,494,276	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (06-AR6-A6), 0.434%, due 02/25/37 (1)	40,455,791
35,000,000	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust (07-1-1A2), 0.404%, due 08/25/37 (1)	26,914,811
1,251,781	Federal Home Loan Mortgage Corp. (1829-ZB), 6.5%, due 03/15/26	1,355,308
32,632	Federal Home Loan Mortgage Corp. (1844-E), 6.5%, due 10/15/13	34,100
1,118,126	Federal Home Loan Mortgage Corp. (2107-Z), 6%, due 12/15/28	1,196,395
507,576	Federal Home Loan Mortgage Corp. (2276-ZA), 7%, due 01/15/31	550,105
2,030,911	Federal Home Loan Mortgage Corp. (2367-ZK), 6%, due 10/15/31	2,170,341
4,705,879	Federal Home Loan Mortgage Corp. (2448-ZM), 7%, due 05/15/32	5,117,703
5,846,492	Federal Home Loan Mortgage Corp. (2519-ZD), 5.5%, due 11/15/32	6,200,084
4,924,830	Federal Home Loan Mortgage Corp. (2594-OR), 4.25%, due 06/15/32 (PAC)	5,018,918
19,509,956	Federal Home Loan Mortgage Corp. (2638-XA), 4%, due 07/15/33 (TAC)	19,640,749
8,000,000	Federal Home Loan Mortgage Corp. (2642-AR), 4.5%, due 07/15/23	8,289,411
11,257,450	Federal Home Loan Mortgage Corp. (2647-OV), 0%, due 07/15/33 (P/O)	9,176,382
4,383,604	Federal Home Loan Mortgage Corp. (2649-KX), 5%, due 07/15/33	4,459,763
433,429	Federal Home Loan Mortgage Corp. (2650-MS), 13.509%, due 07/15/33 (I/F) (TAC) (1)	434,180
35,647,700	Federal Home Loan Mortgage Corp. (2662-MT), 4.5%, due 08/15/33 (TAC)	37,483,870
9,791,000	Federal Home Loan Mortgage Corp. (2666-BD), 4.5%, due 08/15/23	9,934,867
8,229,781	Federal Home Loan Mortgage Corp. (2667-TN), 5%, due 07/15/33 (1)	8,392,566
3,122,305	Federal Home Loan Mortgage Corp. (2672-SH), 7.603%, due 09/15/33 (I/F) (1)	3,021,284
7,000,000	Federal Home Loan Mortgage Corp. (2683-JB), 4%, due 09/15/18	7,251,842
17,000,000	Federal Home Loan Mortgage Corp. (2700-B), 4.5%, due 11/15/23	17,462,607
2,847,169	Federal Home Loan Mortgage Corp. (2702-CS), 8.633%, due 11/15/33 (I/F) (1)	2,535,760
9,553,091	Federal Home Loan Mortgage Corp. (2752-EZ), 5.5%, due 02/15/34	9,950,671
7,169,667	Federal Home Loan Mortgage Corp. (2769-ER), 4.25%, due 01/15/23	7,384,874
23,000,000	Federal Home Loan Mortgage Corp. (2769-LB), 4%, due 03/15/19	23,631,785
7,503,586	Federal Home Loan Mortgage Corp. (2770-UT), 4.5%, due 03/15/19	7,702,828
15,000,000	Federal Home Loan Mortgage Corp. (2773-EG), 4.5%, due 04/15/19 (PAC)	15,688,668
2,718,828	Federal Home Loan Mortgage Corp. (2801-PS), 3.235%, due 05/15/34 (I/F) (1)	2,216,530
24,630,542	Federal Home Loan Mortgage Corp. (2835-KZ), 5.5%, due 08/15/34	25,555,803
9,605,101	Federal Home Loan Mortgage Corp. (2882-JH), 4.5%, due 10/15/34 (PAC)	9,864,178
10,000,000	Federal Home Loan Mortgage Corp. (2883-PT), 5%, due 01/15/33 (PAC)	10,490,278
3,310,860	Federal Home Loan Mortgage Corp. (2903-PO), 0%, due 11/15/23 (P/O)	2,952,300
12,727,305	Federal Home Loan Mortgage Corp. (2903-ZU), 5%, due 07/15/31	13,272,717

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$13,760,214	Federal Home Loan Mortgage Corp. (2922-EH), 4.5%, due 07/15/23	$14,221,044
6,343,560	Federal Home Loan Mortgage Corp. (2929-BD), 4.25%, due 06/15/19	6,577,903
20,402,817	Federal Home Loan Mortgage Corp. (2934-JG), 4.5%, due 12/15/30	21,076,648
22,932,552	Federal Home Loan Mortgage Corp. (2937-DE), 5%, due 11/15/32	23,976,667
24,320,000	Federal Home Loan Mortgage Corp. (2938-JB), 4.5%, due 02/15/20	25,326,422
5,158,243	Federal Home Loan Mortgage Corp. (2992-JP), 4.75%, due 06/15/35 (PAC)	5,410,729
12,161,954	Federal Home Loan Mortgage Corp. (2995-ZL), 5.5%, due 06/15/35 (PAC)	12,233,180
10,000,000	Federal Home Loan Mortgage Corp. (2999-ND), 4.5%, due 07/15/20 (PAC)	10,382,044
10,576,599	Federal Home Loan Mortgage Corp. (3014-YH), 4.5%, due 08/15/35 (TAC)	11,100,674
24,835,455	Federal Home Loan Mortgage Corp. (3033-ZH), 5.85%, due 09/15/35	26,069,779
6,375,699	Federal Home Loan Mortgage Corp. (3045-HZ), 4.5%, due 10/15/35	5,895,208
5,307,693	Federal Home Loan Mortgage Corp. (3057-OS), 11.708%, due 10/15/35 (I/F) (1)	4,841,606
10,131,405	Federal Home Loan Mortgage Corp. (3074-EO), 0%, due 07/15/34 (P/O)	9,296,061
9,396,499	Federal Home Loan Mortgage Corp. (3111-HK), 5.75%, due 02/15/36 (PAC)	9,813,985
17,771,023	Federal Home Loan Mortgage Corp. (3111-HZ), 6%, due 02/15/36	18,128,484
26,828,881	Federal Home Loan Mortgage Corp. (3114-KZ), 5%, due 02/15/36	26,409,062
21,948,545	Federal Home Loan Mortgage Corp. (3120-SG), 10.899%, due 02/15/36 (I/F) (1)	21,062,675
197,000,006	Federal Home Loan Mortgage Corp. (3143-BC), 5.5%, due 02/15/36	206,624,205
110,000,000	Federal Home Loan Mortgage Corp. (3145-AJ), 5.5%, due 04/15/36	117,224,019
18,250,000	Federal Home Loan Mortgage Corp. (3146-GE), 5.5%, due 04/15/26	19,551,928
8,126,935	Federal Home Loan Mortgage Corp. (3154-B), 5%, due 08/15/32	8,353,885
13,611,645	Federal Home Loan Mortgage Corp. (3170-EC), 5%, due 06/15/32	14,102,111
15,058,370	Federal Home Loan Mortgage Corp. (3188-CK), 5%, due 11/15/32	15,741,145
24,328,800	Federal Home Loan Mortgage Corp. (3259-B), 6%, due 01/15/37	24,625,628
22,023,184	Federal Home Loan Mortgage Corp. (3298-A), 6%, due 04/15/36	23,146,389
70,889,998	Federal Home Loan Mortgage Corp. (3303-SH), 6.185%, due 04/15/37 (I/O) (I/F) (1)	7,980,824
119,318,888	Federal Home Loan Mortgage Corp. (3315-S), 6.165%, due 05/15/37 (I/O) (I/F) (1)	11,459,863
30,644,509	Federal Home Loan Mortgage Corp. (3379-AB), 6%, due 07/15/36	32,199,415
87,896,298	Federal Home Loan Mortgage Corp. (3392-SQ), 5.755%, due 11/15/37 (I/O) (I/F) (1)	9,969,479
20,508,837	Federal Home Loan Mortgage Corp. (3405-DZ), 5%, due 01/15/38	21,014,251
74,795,672	Federal Home Loan Mortgage Corp. (3410-IS), 6.025%, due 02/15/38 (I/O) (I/F) (1)	7,555,373
157,135,285	Federal Home Loan Mortgage Corp. (3420-CS), 6.055%, due 02/15/38 (I/O) (I/F) (1)	13,835,715

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$38,196,624	Federal Home Loan Mortgage Corp. (3451-SA), 5.805%, due 05/15/38 (I/O) (I/F) (1)	$3,368,698
76,393,247	Federal Home Loan Mortgage Corp. (3451-SB), 5.785%, due 05/15/38 (I/O) (I/F) (1)	6,707,235
163,370,491	Federal Home Loan Mortgage Corp. (3459-JS), 6.005%, due 06/15/38 (I/O) (I/F) (1)	14,436,936
42,840,006	Federal Home Loan Mortgage Corp. (3476-Z), 5.5%, due 07/15/38 (1)	44,927,196
100,521,451	Federal Home Loan Mortgage Corp. (3501-SE), 5.255%, due 01/15/39 (I/O) (I/F) (1)	8,604,023
118,478,185	Federal Home Loan Mortgage Corp. (3510-SA), 6.255%, due 02/15/39 (I/O) (I/F) (1)	11,153,453
7,964,490	Federal Home Loan Mortgage Corp. (3512-AY), 4%, due 02/15/24	7,807,449
36,984,177	Federal Home Loan Mortgage Corp. (3519-SH), 5.255%, due 07/15/37 (I/O) (I/F) (1)	3,022,144
110,433,500	Federal Home Loan Mortgage Corp. (3531-SA), 6.055%, due 05/15/39 (I/O) (I/F) (1)	10,207,125
119,674,324	Federal Home Loan Mortgage Corp. (3531-SC), 6.055%, due 05/15/39 (I/O) (I/F) (1)	11,163,257
63,588,979	Federal Home Loan Mortgage Corp. (3532-KA), 4.5%, due 08/15/27	66,046,947
33,827,126	Federal Home Loan Mortgage Corp. (3539-PM), 4.5%, due 05/15/37	33,932,836
44,961,243	Federal Home Loan Mortgage Corp. (3541-SA), 6.505%, due 06/15/39 (I/O) (I/F) (1)	4,656,667
11,151,944	Federal Home Loan Mortgage Corp. (3551-VZ), 5.5%, due 12/15/32	11,795,046
19,487,669	Federal Home Loan Mortgage Corp. (3557-KB), 4.5%, due 07/15/29	19,071,060
37,500,000	Federal Home Loan Mortgage Corp. (3557-NB), 4.5%, due 07/15/29	36,602,340
24,666,667	Federal Home Loan Mortgage Corp. (3558-KB), 4%, due 08/15/29	23,538,451
45,000,000	Federal Home Loan Mortgage Corp. (3563-BD), 4%, due 08/15/24	43,391,857
25,000,000	Federal Home Loan Mortgage Corp. (3565-XB), 4%, due 08/15/24	24,304,770
12,688,978	Federal Home Loan Mortgage Corp. (3575-D), 4.5%, due 03/15/37	12,994,581
18,939,812	Federal Home Loan Mortgage Corp. (R002-ZA), 5.5%, due 06/15/35	19,781,090
33,000,000	Federal Home Loan Mortgage Corp. (R004-VG), 6%, due 08/15/21	35,465,562
1,964,301	Federal National Mortgage Association (01-40-Z), 6%, due 08/25/31	2,015,618
7,341,611	Federal National Mortgage Association (02-70-QZ), 5.5%, due 11/25/32 (PAC)	7,677,722
9,544,094	Federal National Mortgage Association (02-75-ZG), 5.5%, due 11/25/32	10,037,117
15,440,000	Federal National Mortgage Association (03-112-AN), 4%, due 11/25/18	16,009,860
8,643,383	Federal National Mortgage Association (03-117-TG), 4.75%, due 08/25/33 (PAC)	8,868,645
1,580,638	Federal National Mortgage Association (03-120-BK), 3.5%, due 11/25/16	1,626,177
5,774,380	Federal National Mortgage Association (03-44-CB), 4.25%, due 03/25/33 (PAC)	5,863,051
26,814,520	Federal National Mortgage Association (03-54-PG), 5.5%, due 09/25/32 (PAC)	28,948,881
932,081	Federal National Mortgage Association (04-19-SP), 11.884%, due 06/25/33 (I/F) (1)	918,612

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$3,140,331	Federal National Mortgage Association (04-29-KD), 4.5%, due 05/25/34 (PAC)	$3,231,805
2,596,554	Federal National Mortgage Association (04-29-L), 4%, due 09/25/17	2,683,227
6,556,247	Federal National Mortgage Association (04-3-HA), 4%, due 07/25/17	6,780,625
7,411,306	Federal National Mortgage Association (04-35-CA), 4%, due 12/25/17	7,679,027
86,148,211	Federal National Mortgage Association (04-37-GA), 4.5%, due 05/25/34	86,007,780
3,777,726	Federal National Mortgage Association (04-52-SW), 6.856%, due 07/25/34 (I/O) (I/F) (1)	496,850
5,268,513	Federal National Mortgage Association (04-58-SU), 9.629%, due 04/25/34 (I/F) (1)	5,084,102
10,000,000	Federal National Mortgage Association (04-65-LT), 4.5%, due 08/25/24	10,112,036
8,000,000	Federal National Mortgage Association (04-68-LC), 5%, due 09/25/29	8,433,094
6,531,036	Federal National Mortgage Association (04-84-CD), 4%, due 10/25/18	6,740,099
9,912,264	Federal National Mortgage Association (04-91-AH), 4.5%, due 05/25/29	10,227,905
12,833,543	Federal National Mortgage Association (05-1-GZ), 5%, due 02/25/35	12,967,481
3,603,253	Federal National Mortgage Association (05-108-GZ), 5.75%, due 07/25/35	3,609,241
12,134,254	Federal National Mortgage Association (05-73-ZB), 5.5%, due 08/25/35	12,678,401
9,500,000	Federal National Mortgage Association (05-92-ET), 6%, due 10/25/35 (I/F) (TAC) (1)	9,452,430
11,870,042	Federal National Mortgage Association (06-107-DS), 15.391%, due 11/25/36 (I/F) (1)	11,852,463
36,997,792	Federal National Mortgage Association (06-19-BZ), 5.5%, due 03/25/36	38,669,026
3,812,192	Federal National Mortgage Association (06-45-KH), 5.5%, due 06/25/36 (TAC)	3,837,577
8,288,791	Federal National Mortgage Association (06-53-CB), 5%, due 06/25/36 (TAC)	8,246,529
16,747,786	Federal National Mortgage Association (06-71-ZL), 6%, due 07/25/36	18,312,938
133,719,137	Federal National Mortgage Association (07-103-AI), 6.256%, due 03/25/37 (I/O) (I/F) (1)	16,760,865
54,968,276	Federal National Mortgage Association (07-12-BA), 6%, due 02/25/37	58,526,873
118,639,410	Federal National Mortgage Association (07-2-SM), 6.506%, due 02/25/37 (I/O) (I/F) (1)	13,018,172
63,030,151	Federal National Mortgage Association (07-20-SI), 6.206%, due 03/25/37 (I/O) (I/F) (1)	7,193,694
53,429,805	Federal National Mortgage Association (07-21-SE), 6.196%, due 03/25/37 (I/O) (I/F) (1)	5,755,181
98,356,071	Federal National Mortgage Association (07-22-SB), 6.176%, due 03/25/37 (I/O) (I/F) (1)	10,437,232
19,973,429	Federal National Mortgage Association (07-23-BC), 6%, due 02/25/36	21,312,136
11,522,986	Federal National Mortgage Association (07-32-Z), 5.5%, due 04/25/37	12,082,263
9,456,003	Federal National Mortgage Association (07-33-KP), 5.5%, due 04/25/37 (TAC)	9,519,298
18,704,000	Federal National Mortgage Association (07-5-PB), 6%, due 07/25/33 (PAC)	19,882,743

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$75,718,303	Federal National Mortgage Association (07-56-SG), 6.166%, due 06/25/37 (I/O) (I/F) (1)	$8,022,415
157,578,694	Federal National Mortgage Association (07-58-SV), 6.506%, due 06/25/37 (I/O) (I/F) (1)	18,977,643
29,169,595	Federal National Mortgage Association (07-61-AB), 6%, due 01/25/36	30,530,674
14,439,398	Federal National Mortgage Association (07-64-AN), 6%, due 09/25/36	15,177,624
103,010,215	Federal National Mortgage Association (07-64-LI), 6.316%, due 07/25/37 (I/O) (I/F) (1)	12,122,428
70,293,290	Federal National Mortgage Association (07-65-KI), 6.376%, due 07/25/37 (I/O) (I/F) (1)	7,559,615
37,747,356	Federal National Mortgage Association (07-65-S), 6.356%, due 07/25/37 (I/O) (I/F) (1)	4,750,399
18,391,591	Federal National Mortgage Association (07-74-AC), 5%, due 08/25/37	19,253,969
7,115,745	Federal National Mortgage Association (07-88-FY), 0.704%, due 09/25/37 (1)	7,028,340
25,690,681	Federal National Mortgage Association (07-B2-ZA), 5.5%, due 06/25/37	26,854,697
78,704,954	Federal National Mortgage Association (07-W9-AC), 7.142%, due 08/25/37 (1)	85,741,176
106,594,687	Federal National Mortgage Association (08-1-AI), 6.006%, due 05/25/37 (I/O) (I/F) (1)	7,863,213
60,710,253	Federal National Mortgage Association (08-13-SB), 5.996%, due 03/25/38 (I/O) (I/F) (1)	5,569,601
72,032,758	Federal National Mortgage Association (08-23-SB), 6.606%, due 04/25/38 (I/O) (I/F) (1)	7,490,780
22,185,237	Federal National Mortgage Association (08-26-ZK), 5%, due 04/25/38 (1)	22,184,157
38,955,680	Federal National Mortgage Association (08-29-LZ), 5.5%, due 04/25/36	39,308,821
48,068,547	Federal National Mortgage Association (08-35-SD), 6.206%, due 05/25/38 (I/O) (I/F) (1)	4,848,617
18,186,274	Federal National Mortgage Association (08-55-Z), 5%, due 07/25/38 (1)	18,040,200
79,312,843	Federal National Mortgage Association (08-61-SB), 5.756%, due 07/25/38 (I/O) (I/F) (1)	6,894,007
74,651,681	Federal National Mortgage Association (08-64-HI), 5.826%, due 08/25/38 (I/O) (I/F) (1)	7,063,617
133,463,665	Federal National Mortgage Association (08-66-SG), 5.826%, due 08/25/38 (I/O) (I/F) (1)	12,853,752
78,782,568	Federal National Mortgage Association (08-68-SA), 5.726%, due 08/25/38 (I/O) (I/F) (1)	6,977,725
39,880,035	Federal National Mortgage Association (08-86-SC), 6.156%, due 12/25/38 (I/O) (I/F) (1)	4,359,426
125,392,580	Federal National Mortgage Association (09-2-AS), 5.456%, due 02/25/39 (I/O) (I/F) (1)	10,987,111
43,298,990	Federal National Mortgage Association (09-2-GA), 5.5%, due 11/25/46	45,046,567
8,153,639	Federal National Mortgage Association (09-26-KB), 4%, due 04/24/24	8,130,806
90,761,822	Federal National Mortgage Association (09-3-SH), 5.206%, due 06/25/37 (I/O) (I/F) (1)	7,551,937

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$93,675,076	Federal National Mortgage Association (09-47-MT), 7%, due 07/25/39	$101,864,694
45,226,707	Federal National Mortgage Association (09-47-SV), 6.506%, due 07/25/39 (I/O) (I/F) (1)	4,705,830
97,630,613	Federal National Mortgage Association (09-51-SA), 6.506%, due 07/25/39 (I/O) (I/F) (1)	12,554,848
56,632,678	Federal National Mortgage Association (09-6-SD), 5.306%, due 02/25/39 (I/O) (I/F) (1)	4,792,240
40,000,000	Federal National Mortgage Association (09-64-TB), 4%, due 08/25/29	37,458,576
55,124,000	Federal National Mortgage Association (09-65-AX), 4%, due 09/25/29	52,098,613
91,920,911	Federal National Mortgage Association (09-66-JB), 4%, due 09/25/29	87,433,498
19,700,000	Federal National Mortgage Association (09-68-KB), 4%, due 09/25/24	18,957,962
165,420,530	Federal National Mortgage Association (09-68-SA), 6.506%, due 09/25/39 (I/O) (I/F) (1)	20,444,853
96,908,214	Federal National Mortgage Association (09-70-SA), 5.556%, due 09/25/39 (I/O) (I/F) (1)	8,604,025
26,860,368	Federal National Mortgage Association (09-71-LB), 4%, due 09/25/29	25,123,093
34,000,000	Federal National Mortgage Association (09-72-AC), 4%, due 09/25/29	31,807,326
43,749,629	Federal National Mortgage Association (09-72-JS), 7.006%, due 09/25/39 (I/O) (I/F) (1)	5,250,507
34,540,000	Federal National Mortgage Association (09-91-DZ), 4.5%, due 11/25/39	31,345,050
515,972	Federal National Mortgage Association (93-202-SZ), 10%, due 11/25/23 (I/F) (PAC) (1)	534,142
3,095,932	Federal National Mortgage Association (95-21-C), 0%, due 05/25/24 (P/O)	2,750,740
982,453	Federal National Mortgage Association (98-44-ZA), 6.5%, due 07/20/28	1,068,187
172,735	Federal National Mortgage Association (G92-29-J), 8%, due 07/25/22	185,925
35,500,000	Federal National Mortgage Association Whole Loans (04-W10-A5), 5.5%, due 08/25/34 (PAC)	37,452,500
7,058,734	Federal National Mortgage Association Whole Loans (04-W4-A7), 5.5%, due 06/25/34	7,305,790
8,983,253	First Horizon Alternative Mortgage Securities (05-FA9-A5), 5.5%, due 12/25/35	8,071,482
20,646,801	First Horizon Alternative Mortgage Securities (06-FA2-1A6), 6%, due 05/25/36	15,190,415
15,839,676	First Horizon Asset Securities, Inc. (04-AR6-4A1), 5.509%, due 11/25/34 (1)	15,294,926
24,326,293	GMAC Mortgage Corp. Loan Trust (04-AR1-12A), 4.72%, due 06/25/34 (1)	22,737,876
1,316,123	Government National Mortgage Association (02-41-SB), 5.755%, due 06/20/32 (I/O) (I/F) (1)	120,295
3,092,685	Government National Mortgage Association (02-41-ZJ), 6%, due 06/20/32	3,313,749
1,661,482	Government National Mortgage Association (02-76-SG), 7.355%, due 10/16/29 (I/O) (I/F) (1)	196,407
3,716,247	Government National Mortgage Association (03-42-SH), 6.305%, due 05/20/33 (I/O) (I/F) (1)	324,476

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$10,099,368	Government National Mortgage Association (03-66-MZ), 5.5%, due 05/20/33	$10,634,525
27,798,396	Government National Mortgage Association (03-85-TZ), 5.5%, due 10/20/33	29,457,627
2,037,729	Government National Mortgage Association (03-98-CO), 0%, due 11/20/33 (P/O)	1,592,631
5,127,897	Government National Mortgage Association (04-27-PA), 4%, due 10/20/32 (PAC)	5,167,615
10,111,744	Government National Mortgage Association (05-60-ZW), 5.5%, due 09/20/35	10,205,337
149,657,138	Government National Mortgage Association (07-26-SW), 5.955%, due 05/20/37 (I/O) (I/F) (1)	10,891,583
100,044,356	Government National Mortgage Association (07-35-KY), 6.205%, due 06/16/37 (I/O) (I/F) (PAC) (1)	9,232,683
23,501,182	Government National Mortgage Association (07-59-SH), 5.555%, due 10/20/37 (I/O) (I/F) (1)	1,686,920
73,057,187	Government National Mortgage Association (08-4-SA), 6.271%, due 01/20/38 (I/O) (I/F) (1)	5,511,719
23,359,003	Government National Mortgage Association (08-46-SA), 6.155%, due 05/20/38 (I/O) (I/F) (1)	1,839,054
32,340,252	Government National Mortgage Association (08-50-SA), 5.985%, due 06/20/38 (I/O) (I/F) (1)	2,485,817
97,779,448	Government National Mortgage Association (08-76-US), 5.655%, due 09/20/38 (I/O) (I/F) (1)	8,131,134
27,162,395	Government National Mortgage Association (08-82-SM), 5.805%, due 09/20/38 (I/O) (I/F) (1)	1,886,005
69,887,046	Government National Mortgage Association (08-94-SA), 7.055%, due 12/20/38 (I/O) (I/F) (1)	5,671,802
68,007,155	Government National Mortgage Association (09-1-SA), 5.705%, due 01/20/39 (I/O) (I/F) (1)	4,952,975
87,934,531	Government National Mortgage Association (09-11-BS), 5.755%, due 02/20/39 (I/O) (I/F) (1)	6,774,415
22,866,000	GSAA Home Equity Trust (06-13-AF3), 6.04%, due 07/25/36 (1)	14,676,682
20,000,000	GSAA Home Equity Trust (06-13-AF4), 6.119%, due 07/25/36 (1)	13,049,166
22,000,000	GSAA Home Equity Trust (06-15-AF5), 6.192%, due 09/25/36 (1)	13,600,479
42,158,815	GSAA Home Equity Trust (06-16-A1), 0.304%, due 10/25/36 (1)	24,048,535
25,763,174	GSR Mortgage Loan Trust (05-9F-1A6), 5.5%, due 12/25/35	22,673,319
38,761,316	GSR Mortgage Loan Trust (05-AR5-2A4), 5.169%, due 10/25/35 (1)	34,655,357
33,972,672	GSR Mortgage Loan Trust (06-10F-3A1), 6%, due 01/25/37	29,150,292
21,632,754	GSR Mortgage Loan Trust (06-1F-3A1), 0.844%, due 02/25/36 (1)	13,380,248
21,632,754	GSR Mortgage Loan Trust (06-1F-3A2), 5.656%, due 02/25/36 (I/O) (I/F) (1)	2,053,035
18,300,000	GSR Mortgage Loan Trust (06-2F-2A17), 5.75%, due 02/25/36 (PAC)	14,390,791
37,330,911	GSR Mortgage Loan Trust (06-6F-2A3), 6%, due 07/25/36	29,958,362
19,539,283	GSR Mortgage Loan Trust (06-8F-4A1), 6.5%, due 09/25/36	15,634,426
40,000,000	GSR Mortgage Loan Trust (07-3F-3A7), 6%, due 05/25/37	33,253,392

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$3,267,985	Harborview Mortgage Loan Trust (04-10-3A1A), 4.258%, due 01/19/35 (1)	$2,448,653
18,000,000	Harborview Mortgage Loan Trust (04-5-2A6), 3.636%, due 06/19/34 (1)	14,885,847
50,713,102	Harborview Mortgage Loan Trust (05-14-5A1A), 5.721%, due 12/19/35 (1)	33,813,615
19,069,082	Homebanc Mortgage Trust (05-3-A1), 0.484%, due 07/25/35 (1)	14,139,204
30,646,640	Household Home Equity Loan Trust (06-2-A1), 0.395%, due 03/20/36 (1)	26,923,337
17,130,946	Indymac IMSC Mortgage Loan Trust (07-F2-2A1), 6.5%, due 07/25/37	10,925,959
23,123,611	Indymac Index Mortgage Loan Trust (05-AR13-4A1), 5.169%, due 08/25/35 (1)	16,827,510
17,918,206	Indymac Index Mortgage Loan Trust (05-AR23-6A1), 5.519%, due 11/25/35 (1)	13,424,187
15,449,393	Indymac Index Mortgage Loan Trust (05-AR7-2A1), 3.329%, due 06/25/35 (1)	8,800,272
14,352,920	Indymac Index Mortgage Loan Trust (06-AR19-4A1), 5.903%, due 08/25/36 (1)	8,121,458
70,930,355	Indymac Index Mortgage Loan Trust (06-AR5-2A1), 5.589%, due 05/25/36 (1)	52,030,019
26,193,733	Indymac Index Mortgage Loan Trust (07-AR13-4A1), 5.879%, due 07/25/37 (1)	15,097,551
18,484,861	Indymac Index Mortgage Loan Trust (07-AR5-1A1), 5.634%, due 05/25/37 (1)	10,544,591
24,301,889	Indymac Index Mortgage Loan Trust (07-AR5-2A1), 5.691%, due 05/25/37 (1)	14,413,287
13,333,223	JP Morgan Alternative Loan Trust (06-A4-A1), 5.95%, due 09/25/36 (1)	12,858,460
32,151,516	JP Morgan Alternative Loan Trust (06-A4-A8), 6.2%, due 09/25/36 (1)	23,534,032
14,914,197	JP Morgan Alternative Loan Trust (06-S1-2A6), 6%, due 02/25/21	12,687,882
16,045,869	JP Morgan Alternative Loan Trust (07-A1-2A1), 5.925%, due 03/25/37 (1)	9,303,979
16,479,174	JP Morgan Alternative Loan Trust (07-A1-3A1), 6.141%, due 03/25/37 (1)	10,485,323
13,490,419	JP Morgan Alternative Loan Trust (08-R2-A1), (144A), 6%, due 11/25/36 (2)	10,147,325
20,809,888	JP Morgan Alternative Loan Trust (08-R4-1A1), (144A), 6%, due 12/25/36 (2)	17,026,342
36,198,433	JP Morgan Mortgage Trust (05-A7-1A4), 4.977%, due 10/25/35 (1)	30,684,666
33,725,480	JP Morgan Mortgage Trust (05-S2-2A15), 6%, due 09/25/35	30,347,141
16,978,198	JP Morgan Mortgage Trust (06-S2-3A11), 6.5%, due 07/25/36	12,595,991
27,000,000	JP Morgan Mortgage Trust (06-S4-A3), 6%, due 01/25/37	20,550,178
27,321,612	JP Morgan Mortgage Trust (06-S4-A8), 0.624%, due 01/25/37 (1)	19,927,717
61,306,701	JP Morgan Mortgage Trust (06-S4-A9), 6.376%, due 01/25/37 (I/O) (I/F) (1)	7,565,848
23,222,616	JP Morgan Mortgage Trust (07-S1-2A19), 5%, due 03/25/37	19,427,170
23,623,897	JP Morgan Mortgage Trust (07-S3-1A10), 6.25%, due 07/25/37	15,747,903
8,967,570	Lehman Mortgage Trust (05-1-4A3), 0.594%, due 11/25/35 (1)	6,641,874
3,260,935	Lehman Mortgage Trust (05-1-4A4), 18.992%, due 11/25/35 (I/F) (1)	3,311,787
11,159,503	Lehman Mortgage Trust (05-1-6A1), 5%, due 11/25/20	10,821,185
9,396,797	Lehman Mortgage Trust (05-2-5A5), 5.75%, due 12/25/35	5,920,987
11,158,667	Lehman Mortgage Trust (06-4-4A1), 6%, due 08/25/21	10,276,435
12,500,000	Lehman Mortgage Trust (06-5-1A1), 6%, due 09/25/36	8,987,935

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$32,836,326	Lehman Mortgage Trust (06-6-3A9), 5.5%, due 10/25/36 (1)	$21,879,169
29,540,136	Lehman Mortgage Trust (07-10-2A1), 6.5%, due 01/25/38	23,438,252
19,043,458	Lehman Mortgage Trust (07-10-4A1), 6%, due 01/25/27	16,585,661
5,971,915	Lehman Mortgage Trust (07-8-2A1), 6.5%, due 09/25/37	4,656,290
30,037,273	Lehman Mortgage Trust (07-8-2A2), 6.5%, due 08/25/37	25,181,874
42,390,503	Lehman XS Trust (07-14H-A211), 0.731%, due 07/25/47 (1)	19,917,500
19,464,666	MASTR Alternative Loans Trust (05-2-2A1), 6%, due 01/25/35	17,099,845
13,613,483	MASTR Alternative Loans Trust (05-4-1A1), 6.5%, due 05/25/35	11,561,760
5,692,887	MASTR Asset Backed Securities Trust (05-AB1-A6), 5.471%, due 11/25/35 (1)	4,492,716
2,132,535	MASTR Asset Securitization Trust (03-8-1A1), 5.5%, due 09/25/33	2,111,243
19,166,809	Merrill Lynch Mortgage Investors Trust (06-A1-1A1), 5.681%, due 03/25/36 (1)	12,416,466
16,962,274	Merrill Lynch Mortgage Investors Trust (06-AF2-AF1), 6.25%, due 10/25/36	13,967,372
17,588,961	Morgan Stanley Mortgage Loan Trust (05-10-2A1), 5.733%, due 12/25/35 (1)	14,989,093
34,519,400	Morgan Stanley Mortgage Loan Trust (06-11-1A2), 6.354%, due 08/25/36 (1)	21,745,858
27,531,645	Morgan Stanley Mortgage Loan Trust (06-6AR-4A1), 5.858%, due 05/25/36 (1)	18,724,572
24,992,859	Morgan Stanley Mortgage Loan Trust (07-13-6A1), 6%, due 10/25/37	17,075,986
48,329,304	Morgan Stanley Mortgage Loan Trust (07-14AR-6A1), 6.177%, due 11/25/37 (1)	29,843,311
69,048,786	Opteum Mortgage Acceptance Corp. (06-1-2A1), 5.75%, due 04/25/36 (1)	52,619,629
33,192,042	Prime Mortgage Trust (06-1-1A1), 5.5%, due 06/25/36 (1)	27,363,238
67,894,810	Prime Mortgage Trust (06-DR1-2A1), (144A), 5.5%, due 05/25/35 (2)	58,559,274
18,584,401	RBSGC Mortgage Pass Through Certificates (08-B-A1), (144A), 6%, due 06/25/37 (2)	13,563,293
36,149,700	Residential Accredit Loans, Inc. (05-QS11-A1), 5.5%, due 07/25/35	28,932,882
14,963,742	Residential Accredit Loans, Inc. (05-QS15-3A), 6%, due 10/25/35	11,360,172
8,086,103	Residential Accredit Loans, Inc. (05-QS7-A1), 5.5%, due 06/25/35	6,852,433
18,072,973	Residential Accredit Loans, Inc. (06-QS16-A7), 6%, due 11/25/36 (1)	12,348,258
11,234,845	Residential Accredit Loans, Inc. (06-QS4-A9), 6%, due 04/25/36 (1)	8,089,542
22,164,140	Residential Accredit Loans, Inc. (06-QS6-1A2), 6%, due 06/25/36 (1)	14,834,581
30,009,000	Residential Accredit Loans, Inc. (06-QS7-A3), 6%, due 06/25/36	17,741,489
17,763,783	Residential Accredit Loans, Inc. (06-QS8-A1), 6%, due 08/25/36 (1)	12,504,334
9,287,897	Residential Accredit Loans, Inc. (07-QS1-2A10), 6%, due 01/25/37	6,669,877
11,187,436	Residential Accredit Loans, Inc. (07-QS5-A1), 5.5%, due 03/25/37	9,334,981
13,573,533	Residential Accredit Loans, Inc. (07-QS6-A45), 5.75%, due 04/25/37	8,750,778
10,000,000	Residential Asset Securitization Trust (05-A15-1A2), 5.75%, due 02/25/36 (PAC)	7,204,961
29,894,472	Residential Asset Securitization Trust (06-A7CB-1A3), 6.25%, due 07/25/36 (1)	22,369,570
30,000,000	Residential Asset Securitization Trust (07-A5-2A5), 6%, due 05/25/37	22,036,137

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$12,460,320	Residential Funding Mortgage Securities I (06-S10-1A1), 6%, due 10/25/36	$10,493,925
17,487,000	Residential Funding Mortgage Securities I (06-S4-A5), 6%, due 04/25/36 (PAC)	13,301,964
11,500,000	Residential Funding Mortgage Securities I (06-S5-A12), 6%, due 06/25/36 (PAC)	8,899,444
8,707,781	Residential Funding Mortgage Securities I (06-S9-A3), 5.75%, due 09/25/36 (PAC)	7,243,612
30,000,000	Residential Funding Mortgage Securities I (07-S2-A9), 6%, due 02/25/37	24,010,923
20,000,000	Residential Funding Mortgage Securities I (07-S3-1A6), 5.5%, due 03/25/37	15,607,424
27,999,970	Residential Funding Mortgage Securities I (07-S6-1A11), 6%, due 06/25/37	22,686,707
27,156,052	Residential Funding Mortgage Securities I (07-S7-A20), 6%, due 07/25/37	23,007,400
27,093,384	Structured Adjustable Rate Mortgage Loan Trust (05-15-4A1), 5.491%, due 07/25/35 (1)	22,128,229
24,827,023	Structured Adjustable Rate Mortgage Loan Trust (05-23-3A1), 6.095%, due 01/25/36 (1)	18,284,576
12,396,846	Structured Adjustable Rate Mortgage Loan Trust (06-3-4A), 6%, due 04/25/36 (1)	8,886,116
22,292,957	Structured Adjustable Rate Mortgage Loan Trust (07-7-1A1), 0.544%, due 08/25/38 (1)	13,937,247
1,959,289	Structured Asset Securities Corp. (03-10-A), 6%, due 04/25/33	1,983,167
42,835,000	Structured Asset Securities Corp. (04-18H-A5), 4.75%, due 10/25/34	36,005,777
25,129,101	WaMu Mortgage Pass Through Certificates (07-HY5-2A3), 5.648%, due 06/25/37 (1)	18,829,122
6,517,876	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-1-3A2), 5.75%, due 02/25/36	5,197,333
8,656,150	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-1A1), 0.844%, due 07/25/36 (1)	4,270,053
6,689,197	Washington Mutual Alternative Mortgage Pass-Through Certificates (06-5-2CB2), 0.844%, due 07/25/36 (1)	3,362,057
55,240,194	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-4-1A1), 5.5%, due 06/25/37	40,320,149
14,032,501	Washington Mutual Alternative Mortgage Pass-Through Certificates (07-5-A6), 6%, due 06/25/37	9,713,122
129,366	Washington Mutual MSC Mortgage Pass-Through Certificates (02-MS2-3A1), 6.5%, due 05/25/32	132,193
50,744,208	Wells Fargo Alternative Loan Trust (07-PA3-1A1), 5.75%, due 07/25/37	38,755,346
38,000,000	Wells Fargo Alternative Loan Trust (07-PA3-2A4), 6%, due 07/25/37	29,325,664
107,014,703	Wells Fargo Alternative Loan Trust (07-PA3-3A1), 6.25%, due 07/25/37	76,968,067
8,816,840	Wells Fargo Mortgage Backed Securities Trust (06-16-A18), 5%, due 11/25/36 (1)	7,835,908
21,882,686	Wells Fargo Mortgage Backed Securities Trust (06-AR10-4A1), 5.556%, due 07/25/36 (1)	17,015,371

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	Collateralized Mortgage Obligations (Continued)
$19,604,454	Wells Fargo Mortgage Backed Securities Trust (06-AR12-2A1), 6.105%, due 09/25/36 (1)	$16,908,606
14,743,525	Wells Fargo Mortgage Backed Securities Trust (06-AR19-A1), 5.648%, due 12/25/36 (1)	12,197,237
19,225,385	Wells Fargo Mortgage Backed Securities Trust (06-AR2-2A5), 5.024%, due 03/25/36 (1)	15,433,727
21,249,000	Wells Fargo Mortgage Backed Securities Trust (07-10-1A32), 6%, due 07/25/37	17,235,478
24,728,116	Wells Fargo Mortgage Backed Securities Trust (07-10-1A36), 6%, due 07/25/37	21,205,712
12,245,610	Wells Fargo Mortgage Backed Securities Trust (07-10-1A9), 6%, due 07/25/37 (1)	10,015,563
16,942,684	Wells Fargo Mortgage Backed Securities Trust (07-11-A3), 6%, due 08/25/37	15,236,718
29,265,000	Wells Fargo Mortgage Backed Securities Trust (07-11-A36), 6%, due 08/25/37	24,918,826
38,115,715	Wells Fargo Mortgage Backed Securities Trust (07-11-A85), 6%, due 08/25/37	32,786,181
9,276,248	Wells Fargo Mortgage Backed Securities Trust (07-11-A88), 6%, due 08/25/37	8,195,894
15,823,038	Wells Fargo Mortgage Backed Securities Trust (07-11-A90), 6%, due 08/25/37 (1)	13,432,152
20,000,000	Wells Fargo Mortgage Backed Securities Trust (07-2-1A9), 6%, due 03/25/37 (PAC)	15,091,348
21,843,557	Wells Fargo Mortgage Backed Securities Trust (07-3-1A1), 0.544%, due 04/25/37 (1)	16,790,437
21,843,557	Wells Fargo Mortgage Backed Securities Trust (07-3-1A2), 6.456%, due 04/25/37 (I/O) (I/F) (1)	2,464,102
22,130,890	Wells Fargo Mortgage Backed Securities Trust (07-4-A4), 6%, due 04/25/37	19,033,103
27,133,145	Wells Fargo Mortgage Backed Securities Trust (07-6-A6), 6%, due 05/25/37	23,007,200
18,032,387	Wells Fargo Mortgage Backed Securities Trust (07-8-1A16), 6%, due 07/25/37	15,281,260
28,000,000	Wells Fargo Mortgage Backed Securities Trust (07-8-2A10), 6%, due 07/25/37 (PAC)	21,409,979
22,880,000	Wells Fargo Mortgage Backed Securities Trust (07-9-1A8), 5.5%, due 07/25/37	20,885,694

	Total Collateralized Mortgage Obligations (Cost: $6,479,911,784)	7,003,935,765

	U.S. Government Agency Obligations (30.2%)
1,894,171	Federal Home Loan Mortgage Corp., Pool #1B2650, 4.714%, due 11/01/34 (1)	1,973,841
18,341	Federal Home Loan Mortgage Corp., Pool #755183, 10.046%, due 12/01/15 (1)	18,992

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$154,412	Federal Home Loan Mortgage Corp., Pool #755363, 3.244%, due 09/01/30 (1)	$159,304
146,989	Federal Home Loan Mortgage Corp., Pool #789924, 4.072%, due 11/01/32 (1)	151,025
7,145	Federal Home Loan Mortgage Corp., Pool #846317, 3.722%, due 08/01/26 (1)	7,258
70,010	Federal Home Loan Mortgage Corp., Pool #846510, 3.452%, due 04/01/25 (1)	73,909
128,503	Federal Home Loan Mortgage Corp., Pool #846732, 3.395%, due 01/01/30 (1)	132,068
20,361,930	Federal Home Loan Mortgage Corp., Pool #A79305, 5.5%, due 07/01/38 (1)	21,467,626
14,664,329	Federal Home Loan Mortgage Corp., Pool #A81950, 5%, due 09/01/38	15,219,974
71,201,300	Federal Home Loan Mortgage Corp., Pool #A86316, 5%, due 05/01/39	73,918,817
16,924,607	Federal Home Loan Mortgage Corp., Pool #A86788, 5%, due 06/01/39	17,564,204
31,867,700	Federal Home Loan Mortgage Corp., Pool #A88591, 5%, due 09/01/39	33,072,011
100,321	Federal Home Loan Mortgage Corp., Pool #B15322, 5%, due 07/01/19	106,980
96,716	Federal Home Loan Mortgage Corp., Pool #B15490, 5%, due 07/01/19	103,135
248,177	Federal Home Loan Mortgage Corp., Pool #B15557, 5%, due 07/01/19	264,650
186,389	Federal Home Loan Mortgage Corp., Pool #B15802, 5%, due 07/01/19	198,761
522,780	Federal Home Loan Mortgage Corp., Pool #C90552, 6%, due 06/01/22	558,585
99,148,669	Federal Home Loan Mortgage Corp., Pool #C91257, 4.5%, due 07/01/29	101,643,985
2,463,813	Federal Home Loan Mortgage Corp., Pool #G01959, 5%, due 12/01/35	2,562,468
16,242,937	Federal Home Loan Mortgage Corp., Pool #G08345, 5%, due 05/01/39	16,856,773
49,186,888	Federal Home Loan Mortgage Corp., Pool #G08348, 5%, due 06/01/39	51,045,707
3,985,600	Federal Home Loan Mortgage Corp., Pool #G11678, 4.5%, due 04/01/20	4,206,095
11,050,665	Federal Home Loan Mortgage Corp., Pool #G12635, 5.5%, due 03/01/22	11,796,700
12,485,375	Federal Home Loan Mortgage Corp., Pool #G12702, 4.5%, due 09/01/20	13,176,102
13,717,008	Federal Home Loan Mortgage Corp., Pool #G13390, 6%, due 01/01/24	14,718,635
86,763	Federal Home Loan Mortgage Corp., Pool #G30194, 6.5%, due 04/01/21	93,571
28,202,544	Federal Home Loan Mortgage Corp., Pool #G30450, 6%, due 01/01/29	30,081,245
29,081,621	Federal Home Loan Mortgage Corp., Pool #G30452, 6%, due 10/01/28	31,193,469
40,261,594	Federal Home Loan Mortgage Corp., Pool #G30454, 5%, due 05/01/29	41,941,677
23,243,429	Federal Home Loan Mortgage Corp., Pool #H09166, 5%, due 05/01/38	23,927,174
4,325,629	Federal Home Loan Mortgage Corp., Pool #H82001, 5.5%, due 07/01/37	4,551,383
18,356,343	Federal Home Loan Mortgage Corp., Pool #N70081, 5.5%, due 07/01/38	19,169,568
27,215,481	Federal Home Loan Mortgage Corp., Pool #P51350, 5%, due 03/01/36	28,075,604
58,250,000	Federal National Mortgage Association, 5.5% (3)	59,870,049
57,566	Federal National Mortgage Association, Pool #124410, 3.392%, due 07/01/22 (1)	59,137
243,208	Federal National Mortgage Association, Pool #254369, 6%, due 06/01/12	254,540
634,254	Federal National Mortgage Association, Pool #254442, 5.5%, due 09/01/17	682,279
1,746,511	Federal National Mortgage Association, Pool #254634, 5.5%, due 02/01/23	1,848,009
46,190,551	Federal National Mortgage Association, Pool #257014, 6%, due 12/01/37	48,950,038

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$15,443,240	Federal National Mortgage Association, Pool #257097, 5.5%, due 02/01/38	$16,161,190
47,352,256	Federal National Mortgage Association, Pool #257536, 5%, due 01/01/29	49,570,631
3,880	Federal National Mortgage Association, Pool #303786, 7.5%, due 02/01/11	3,954
28,671,475	Federal National Mortgage Association, Pool #310033, 6%, due 07/01/47	30,436,491
52,609	Federal National Mortgage Association, Pool #348025, 3.045%, due 06/01/26 (1)	53,338
6,422,203	Federal National Mortgage Association, Pool #555811, 4%, due 10/01/18	6,679,158
258,281	Federal National Mortgage Association, Pool #655819, 2.877%, due 08/01/32 (1)	266,837
115,040	Federal National Mortgage Association, Pool #661856, 3.228%, due 10/01/32 (1)	115,073
2,223,665	Federal National Mortgage Association, Pool #671133, 5.192%, due 02/01/33 (1)	2,322,930
361,015	Federal National Mortgage Association, Pool #672272, 5.007%, due 12/01/32 (1)	372,948
793,173	Federal National Mortgage Association, Pool #676766, 4.633%, due 01/01/33 (1)	817,135
805,702	Federal National Mortgage Association, Pool #687847, 4.394%, due 02/01/33 (1)	829,619
2,251,521	Federal National Mortgage Association, Pool #692104, 5.061%, due 02/01/33 (1)	2,345,515
1,705,843	Federal National Mortgage Association, Pool #699866, 4.378%, due 04/01/33 (1)	1,746,608
960,072	Federal National Mortgage Association, Pool #704454, 4.244%, due 05/01/33 (1)	982,859
1,136,881	Federal National Mortgage Association, Pool #708820, 4.645%, due 06/01/33 (1)	1,185,232
3,181,531	Federal National Mortgage Association, Pool #725275, 4%, due 02/01/19	3,308,826
1,215,906	Federal National Mortgage Association, Pool #728824, 3.94%, due 07/01/33 (1)	1,250,871
3,769,230	Federal National Mortgage Association, Pool #734384, 5.5%, due 07/01/33	3,984,508
206,283	Federal National Mortgage Association, Pool #785677, 5%, due 07/01/19	219,669
1,263,214	Federal National Mortgage Association, Pool #821915, 2.927%, due 06/01/35 (1)	1,306,612
12,429,234	Federal National Mortgage Association, Pool #838765, 5.216%, due 10/01/35 (1)	13,045,849
12,815,392	Federal National Mortgage Association, Pool #888593, 7%, due 06/01/37	14,008,959
18,966,827	Federal National Mortgage Association, Pool #922497, 6%, due 04/01/37	20,099,931
72,142,226	Federal National Mortgage Association, Pool #931368, 4.5%, due 06/01/29	73,444,543
49,638,444	Federal National Mortgage Association, Pool #931815, 5%, due 08/01/39	51,529,839
42,318,741	Federal National Mortgage Association, Pool #934103, 5%, due 07/01/38	43,510,719

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$17,787,402	Federal National Mortgage Association, Pool #955802, 6%, due 10/01/37 (1)	$18,934,690
38,776,174	Federal National Mortgage Association, Pool #957876, 4.889%, due 05/01/18 (1)	40,332,374
37,284,734	Federal National Mortgage Association, Pool #979563, 5%, due 04/01/28	38,840,595
16,452,141	Federal National Mortgage Association, Pool #995040, 5%, due 06/01/23	17,370,719
31,630,793	Federal National Mortgage Association, Pool #995195, 5%, due 04/01/38	32,600,804
39,220,841	Federal National Mortgage Association, Pool #995425, 6%, due 01/01/24	42,060,266
50,972,473	Federal National Mortgage Association, Pool #995573, 6%, due 01/01/49	54,001,710
29,490,356	Federal National Mortgage Association, Pool #995745, 6.5%, due 01/01/49	31,476,824
67,941,384	Federal National Mortgage Association, Pool #995856, 4.5%, due 06/01/39	68,335,268
74,952,577	Federal National Mortgage Association, Pool #995953, 6%, due 11/01/28	79,861,971
49,469,460	Federal National Mortgage Association, Pool #995954, 6%, due 03/01/29	52,709,709
25,857,450	Federal National Mortgage Association, Pool #AA3303, 5.5%, due 06/01/38	27,019,150
33,503,598	Federal National Mortgage Association, Pool #AA7048, 5%, due 04/01/39	34,487,044
38,474,674	Federal National Mortgage Association, Pool #AC0643, 4.5%, due 08/01/39	38,988,872
40,076,290	Federal National Mortgage Association, Pool #AC0644, 4.5%, due 08/01/39	40,611,893
24,718,004	Federal National Mortgage Association, Pool #AC1602, 4.5%, due 09/01/29	25,363,389
33,623,259	Federal National Mortgage Association, Pool #AC3052, 4.5%, due 07/01/39	34,072,620
32,564,630	Federal National Mortgage Association, Pool #AD0222, 5%, due 06/01/39	33,563,279
146,883,283	Federal National Mortgage Association, Pool #AD0257, 6%, due 01/01/39	155,844,309
141,249,973	Federal National Mortgage Association, Pool #AD0385, 5.5%, due 12/01/38	148,623,222
88,554,021	Federal National Mortgage Association, Pool #MA0115, 4.5%, due 07/01/29	90,152,606
57,858,562	Federal National Mortgage Association, Pool #MA0133, 5%, due 06/01/39	59,556,910
34,677,869	Federal National Mortgage Association, Pool #MA0140, 4.5%, due 08/01/29	35,303,877
50,442,569	Federal National Mortgage Association, Pool #MA0141, 4.5%, due 08/01/39	50,735,005
68,757,127	Federal National Mortgage Association, Pool #MA0144, 5%, due 08/01/39	70,605,319
54,790,292	Federal National Mortgage Association, Pool #MA0171, 4.5%, due 09/01/29	56,220,862

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Schedule of Investments (Continued)

Principal Amount	Fixed Income Securities	Value

	U.S. Government Agency Obligations (Continued)
$61,797,876	Federal National Mortgage Association, Pool #MA0180, 4%, due 09/01/29	$61,322,805
69,719,581	Federal National Mortgage Association, Pool #MA0181, 4.5%, due 09/01/39	70,123,774
444,145,315	Federal National Mortgage Association, Pool #MA0212, 4.5%, due 10/01/39	443,452,449
69,775,537	Federal National Mortgage Association, Pool #MA0213, 5%, due 10/01/39	71,651,103
215,000,000	Federal National Mortgage Association, Pool #MA0237, 5%, due 11/01/39	221,310,992
135,000,000	Federal National Mortgage Association, Pool #MA0245, 4.5%, due 11/01/39	135,782,650
102,064	Government National Mortgage Association II, Pool #631684, 7%, due 08/20/34	109,780
112,116	Government National Mortgage Association II, Pool #631700, 7%, due 09/20/34	120,593
1,146,303	Government National Mortgage Association II, Pool #80963, 4.625%, due 07/20/34 (1)	1,170,647

	Total U.S. Government Agency Obligations (Cost: $3,340,538,227)	3,394,013,272

	Total Fixed Income Securities (Cost: $9,820,450,011) (92.4%)	10,397,949,037

	Short-Term Investments
13,000,000	Federal Home Loan Bank Discount Note, 0.01%, due 11/03/09	12,999,986
82,000,000	Federal Home Loan Bank Discount Note, 0.035%, due 11/12/09	81,998,166
120,615,000	Federal Home Loan Bank Discount Note, 0.045%, due 11/25/09	120,609,725
72,000,000	Federal Home Loan Bank Discount Note, 0.06%, due 11/06/09	71,999,241
319,000,000	Federal Home Loan Bank Discount Note, 0.07%, due 11/20/09	318,987,687
52,000,000	Federal Home Loan Bank Discount Note, 0.11%, due 12/09/09	51,993,962
102,000,000	Federal Home Loan Mortgage Corp. Discount Note, 0.01%, due 11/23/09	101,996,260
30,000,000	Federal National Mortgage Association Discount Note, 0.04%, due 11/20/09	29,999,367
40,000,000	Federal National Mortgage Association Discount Note, 0.04%, due 11/18/09	39,999,244
50,000,000	Federal National Mortgage Association Discount Note, 0.06%, due 11/16/09	49,998,750
37,000,000	Federal National Mortgage Association Discount Note, 0.08%, due 12/14/09	36,996,464
274,000,000	Federal National Mortgage Association Discount Note, 0.1%, due 11/12/09	273,993,608

See accompanying notes to financial statements.

TCW Total Return Bond Fund

October 31, 2009

Principal Amount	Short-Term Investments	Value

$2,788,791	Repurchase Agreement, State Street Bank & Trust Company, 0.01%, due 11/02/09 (collateralized by $2,850,000, U.S. Treasury Bill, 0.16%, due 04/08/10 valued at $2,848,005) (Total Amount to be Received Upon Repurchase $2,788,794)	$2,788,791

	Total Short-Term Investments (Cost: $1,194,361,251) (10.6%)	1,194,361,251

	Total Investments (Cost: $11,014,811,262) (103.0%)	11,592,310,288
	Liabilities in Excess of Other Assets (–3.0%)	(338,912,528)

	Net Assets (100.0%)	$11,253,397,760

Notes to the Schedule of Investments:

I/F	- Inverse Floating rate security whose interest rate moves in the opposite direction of prevailing interest rates.
I/O	- Interest Only Security.
PAC	- Planned Amortization Class.
P/O	- Principal Only Security.
TAC	- Target Amortization Class.
(1)	Floating or variable rate security. The interest shown reflects the rate in effect at October 31, 2009.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 2009, the value of these securities amounted to $167,366,200 or 1.5% of net assets. These securities are determined to be liquid by the Advisor, unless otherwise noted, under procedures established by and under the general supervision of the Fund’s Board of Directors.
(3)	Security purchased on a forward commitment with an approximate principal amount. The actual principal amount and maturity date will be determined upon settlement when the security is delivered.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Investments by Industry

Industry*	Percentage of Net Assets
Private Mortgage-Backed Securities	34.4%
U.S. Government Agency Obligations	58.0
Short-Term Investments	10.6

Total	103.0%

*	These classifications are unaudited.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2009

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund		TCW High Yield Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$221,852	$311,863		$114,416		$134,326
Cash	—	7,219		46		—
Receivable for Securities Sold	—	20,992		11,354		3,618
Receivable for Fund Shares Sold	—	2,688		942		653
Interest and Dividends Receivable	1,048	2,429		2,004		3,044

Total Assets	222,900	345,191		128,762		141,641

LIABILITIES
Distributions Payable	35	1,663		601		1,119
Payable for Securities Purchased	8,088	39,403		12,888		6,089
Payable for Fund Shares Redeemed	—	121		500		2,956
Accrued Directors’ Fees and Expenses	6	6		6		6
Accrued Compliance Expense	3	—	(2)	—	(2)	1
Accrued Management Fees	16	49		57		76
Accrued Distribution Fees	—	18		2		11
Other Accrued Expenses	60	101		56		62

Total Liabilities	8,208	41,361		14,110		10,320

NET ASSETS	$214,692	$303,830		$114,652		$131,321

NET ASSETS CONSIST OF:
Paid-in Capital	$214,360	$284,890		$109,430		$156,637
Accumulated Net Realized Gain (Loss) on Investments and Foreign Currency	(39)	3,192		1,788		(32,975)
Unrealized Appreciation of Investments and Foreign Currency	—	14,802		4,035		8,022
Undistributed (Overdistributed) Net Investment Income	371	946		(601)		(363)

NET ASSETS	$214,692	$303,830		$114,652		$131,321

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$214,692	$227,101		$101,959		$78,299

N Class Share		$76,729		$12,693		$53,022

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	214,692,410	21,451,467		13,409,994		13,212,796

N Class Share		7,220,567		1,305,535		8,919,658

NET ASSET VALUE PER SHARE: (4)
I Class Share	$1.00	$10.59		$7.60		$5.93

N Class Share		$10.63		$9.72		$5.94

(1)	The identified cost for the TCW Money Market Fund, the TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund and the TCW High Yield Bond Fund at October 31, 2009 was $221,852, $297,061, $110,381 and $126,304, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares with a par value of $0.001 per share, for the TCW Money Market Fund is 5,000,000,000 for the I Class shares, the TCW Core Fixed Income Fund is 1,667,000,000 for each of the I Class and N Class shares, the TCW Emerging Markets Income Fund is 2,000,000,000 for each of the I Class and N Class shares and the TCW High Yield Bond Fund is 1,667,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Assets and Liabilities	October 31, 2009

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Dollar Amounts in Thousands (Except per Share Amounts)
ASSETS
Investments, at Value (1)	$51,795		$11,592,310
Receivable for Securities Sold	96		84
Receivable for Fund Shares Sold	60		85,119
Interest and Dividends Receivable	196		53,375

Total Assets	52,147		11,730,888

LIABILITIES
Distributions Payable	158		73,643
Payable for Securities Purchased	—		372,789
Payable for Fund Shares Redeemed	—	(2)	26,727
Accrued Directors’ Fees and Expenses	6		6
Accrued Compliance Expense	—	(2)	13
Accrued Management Fees	5		2,329
Accrued Distribution Fees	—		674
Other Accrued Expenses	34		1,309

Total Liabilities	203		477,490

NET ASSETS	$51,944		$11,253,398

NET ASSETS CONSIST OF:
Paid-in Capital	$61,437		$10,623,545
Accumulated Net Realized Gain (Loss) on Investments	(266)		1,109
Unrealized Appreciation (Depreciation) of Investments	(9,685)		577,499
Undistributed Net Investment Income	458		51,245

NET ASSETS	$51,944		$11,253,398

NET ASSETS ATTRIBUTABLE TO:
I Class Share	$51,944		$7,907,871

N Class Share			$3,345,527

CAPITAL SHARES OUTSTANDING: (3)
I Class Share	6,063,493		774,850,467

N Class Share			317,185,208

NET ASSET VALUE PER SHARE: (4)
I Class Share	$8.57		$10.21

N Class Share			$10.55

(1)	The identified cost for the TCW Short Term Bond Fund and the TCW Total Return Bond Fund at October 31, 2009 was $61,480 and $11,014,811, respectively.
(2)	Amount rounds to less than $1.
(3)	The number of authorized shares, with a par value of $0.001 per share, for the TCW Short Term Bond Fund is 1,666,000,000 for the I Class shares, and the TCW Total Return Bond Fund is 1,666,000,000 for each of the I Class and N Class shares.
(4)	Represents offering price and redemption price per share.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2009

	TCW Money Market Fund	TCW Core Fixed Income Fund		TCW Emerging Markets Income Fund		TCW High Yield Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$5,502	$15,602	(1)	$3,555	(1)	$10,360
Dividends	—	1		—		11	(2)
Net Security Lending Income	—	—	(3)(4)	—		3	(4)

Total	5,502	15,603		3,555		10,374

Expenses:
Management Fees	1,071	763		300		705
Accounting Services Fees	79	28		7		16
Administration Fees	160	67		19		29
Transfer Agent Fees:
I Class	16	20		22		26
N Class	—	25		9		15
Custodian Fees	27	67		4		30
Professional Fees	70	49		43		39
Directors’ Fees and Expenses	23	23		23		23
Registration Fees:
I Class	8	38		26		35
N Class	—	23		14		16
Distribution Fees:
N Class	—	251		5		79
Compliance Expense	6	3		2		5
Treasury Temporary Guarantee Program	492	—		—		—
Other	277	56		18		39

Total	2,229	1,413		492		1,057
Less Expenses Borne by Investment Advisor:
I Class	350	160		—		—
N Class	—	107		22		30

Net Expenses	1,879	1,146		470		1,027

Net Investment Income	3,623	14,457		3,085		9,347

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on:
Investments	162	3,252		1,407		2,034
Foreign Currency	—	163		—		—
Change in Unrealized Appreciation (Depreciation) on:
Investments	2,071	20,549		11,295		26,460
Foreign Currency	—	(123)		—		—
Capital Support Agreement With Affiliate (Note 3)	(2,071)	—		—		—

Net Realized and Unrealized Gain (Loss) on Investments	162	23,841		12,702		28,494

INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$3,785	$38,298		$15,787		$37,841

(1)	Net of foreign taxes withheld. Total amount withheld for the TCW Emerging Markets Income Fund was $1. Total amount withheld for the TCW Core Fixed Income Fund was less than $1.
(2)	Net of foreign taxes withheld. Total amount withheld for the TCW High Yield Bond Fund were $1.
(3)	Amount rounds to less than $1.
(4)	Net of broker fees.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Operations	Year Ended October 31, 2009

	TCW Short Term Bond Fund	TCW Total Return Bond Fund
	Dollar Amounts in Thousands
INVESTMENT INCOME
Income:
Interest	$3,756	$559,659
Net Security Lending Income	—	—	(1)(2)

Total	3,756	559,659

Expenses:
Management Fees	361	25,686
Accounting Services Fees	11	572
Administration Fees	24	1,049
Transfer Agent Fees:
I Class	4	1,061
N Class	—	766
Custodian Fees	19	99
Professional Fees	50	295
Directors’ Fees and Expenses	23	23
Registration Fees:
I Class	15	597
N Class	—	349
Distribution Fees:
N Class	—	4,313
Compliance Expense	1	132
Other	24	816

Total	532	35,758
Less Expenses Borne by Investment Advisor:
I Class	214	5,668
N Class	—	2,311

Net Expenses	318	27,779

Net Investment Income	3,438	531,880

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net Realized Gain on Investments	49	2,045
Change in Unrealized Appreciation (Depreciation) on Investments	(3,769)	666,260

Net Realized and Unrealized Gain (Loss) on Investments	(3,720)	668,305

INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(282)	$1,200,185

(1)	Amount rounds to less than $1.
(2)	Net of broker fees.

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Money Market Fund		TCW Core Fixed Income Fund
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$3,623	$44,322	$14,457	$5,945
Net Realized Gain (Loss) on Investments and Foreign Currency Transactions	162	(201)	3,415	2,305
Change in Unrealized Appreciation (Depreciation) on Investments and Foreign Currency Transactions	—	—	20,426	(6,571)

Increase in Net Assets Resulting from Operations	3,785	44,121	38,298	1,679

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,768)	(44,138)	(6,884)	(1,367)
N Class	—	—	(7,062)	(5,073)
Distributions from Net Realized Gain:
I Class	—	—	(139)	—
N Class	—	—	(325)	—

Total Distributions to Shareholders	(3,768)	(44,138)	(14,410)	(6,440)

NET CAPITAL SHARE TRANSACTIONS
I Class	(590,560)	133,824	184,834	3,005
N Class	—	—	(19,119)	(27,882)

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(590,560)	133,824	165,715	(24,877)

Increase (Decrease) in Net Assets	(590,543)	133,807	189,603	(29,638)
NET ASSETS
Beginning of Year	805,235	671,428	114,227	143,865

End of Year	$214,692	$805,235	$303,830	$114,227

Undistributed Net Investment Income	$371	$516	$946	$261

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Emerging Markets Income Fund		TCW High Yield Bond Fund
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$3,085	$1,730	$9,347	$4,791
Net Realized Gain (Loss) on Investments	1,407	(176)	2,034	(3,769)
Change in Unrealized Appreciation (Depreciation) on Investments	11,295	(7,444)	26,460	(16,893)

Increase (Decrease) in Net Assets Resulting from Operations	15,787	(5,890)	37,841	(15,871)

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,139)	(1,738)	(6,191)	(3,630)
N Class	(178)	(98)	(3,072)	(1,582)
Distributions from Net Realized Gain:
I Class	—	(1,257)	—	—
N Class	—	(46)	—	—

Total Distributions to Shareholders	(3,317)	(3,139)	(9,263)	(5,212)

NET CAPITAL SHARE TRANSACTIONS
I Class	70,570	(6,657)	18,957	(858)
N Class	11,028	446	27,099	(353)
Redemption Fees (Note 2)	6	3	—	—

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	81,604	(6,208)	46,056	(1,211)

Increase (Decrease) in Net Assets	94,074	(15,237)	74,634	(22,294)
NET ASSETS
Beginning of Year	20,578	35,815	56,687	78,981

End of Year	$114,652	$20,578	$131,321	$56,687

Overdistributed Net Investment Income	$(601)	$(162)	$(363)	$(513)

See accompanying notes to financial statements.

TCW Funds, Inc.

Statements of Changes in Net Assets

	TCW Short Term Bond Fund		TCW Total Return Bond Fund
	Year Ended October 31, 2009	Year Ended October 31, 2008	Year Ended October 31, 2009	Year Ended October 31, 2008
	Dollar Amounts in Thousands
OPERATIONS
Net Investment Income	$3,438	$5,303	$531,880	$101,004
Net Realized Gain (Loss) on Investments	49	(229)	2,045	—
Change in Unrealized Appreciation (Depreciation) on Investments	(3,769)	(5,719)	666,260	(97,453)

Increase (Decrease) in Net Assets Resulting from Operations	(282)	(645)	1,200,185	3,551

DISTRIBUTIONS TO SHAREHOLDERS
Distributions from Net Investment Income:
I Class	(3,168)	(5,098)	(328,027)	(45,217)
N Class	—	—	(163,607)	(43,878)

Total Distributions to Shareholders	(3,168)	(5,098)	(491,634)	(89,095)

NET CAPITAL SHARE TRANSACTIONS
I Class	(20,462)	(32,582)	6,338,317	533,538
N Class	—	—	2,101,000	722,747

Increase (Decrease) in Net Assets Resulting from Net Capital Shares Transactions	(20,462)	(32,582)	8,439,317	1,256,285

Increase (Decrease) in Net Assets	(23,912)	(38,325)	9,147,868	1,170,741
NET ASSETS
Beginning of Year	75,856	114,181	2,105,530	934,789

End of Year	$51,944	$75,856	$11,253,398	$2,105,530

Undistributed Net Investment Income	$458	$274	$51,245	$12,323

See accompanying notes to financial statements.

TCW Funds, Inc.

Notes to Financial Statements

Note 1 — Organization

TCW Funds, Inc., a Maryland corporation (the “Company”), is an open-end management investment company registered under the Investment Company Act of 1940, as amended, (the “1940 Act”), that currently offers 20 no-load mutual funds (the “Funds”). TCW Investment Management Company (the “Advisor”) is the investment advisor to the Funds and is registered under the Investment Advisors Act of 1940. Each Fund has distinct investment objectives. The following are the objectives for the 6 Fixed Income Funds that are covered in this report:

TCW Fund	Investment Objective
Diversified Money Market Fund

TCW Money Market Fund	Seeks current income, preservation of capital and liquidity by investing in high credit quality, short-term money market securities.

Diversified Fixed Income Funds

TCW Core Fixed Income Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in fixed income securities.

TCW High Yield Bond Fund	Seeks to maximize current income and achieve above average total return consistent with reasonable risk over a full market cycle by investing in high yield bonds, commonly known as “junk” bonds.

TCW Short Term Bond Fund	Seeks to maximize current income by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

TCW Total Return Bond Fund	Seeks to maximize current income and achieve above average total return consistent with prudent investment management over a full market cycle by investing in mortgage-backed securities guaranteed by, or secured by collateral which is guaranteed by, the United States Government, its agencies, instrumentalities or its sponsored corporations, or privately issued mortgage-backed securities rated Aa or higher by Moody’s or AA or higher by S&P.

Non-Diversified Fixed Income Fund

TCW Emerging Markets Income Fund	Seeks high total return from current income and capital appreciation by investing in debt securities issued by emerging market country governments, their agencies or instrumentalities, or emerging market private corporate issuers.

TCW Funds, Inc.

October 31, 2009

Note 1 — Organization (Continued)

The TCW Core Fixed Income Fund, the TCW Emerging Markets Income Fund, the TCW High Yield Bond Fund and the TCW Total Return Bond Fund offer two classes of shares: I Class and N Class. The TCW Money Market Fund and the TCW Short Term Bond Fund offer only the I Class shares. The classes are substantially the same except that the N Class shares are subject to a distribution fee (see Note 6).

Note 2 — Significant Accounting Policies

The following is a summary of significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America and which are consistently followed by the Funds in the preparation of their financial statements.

Principles of Accounting:    The Funds use the accrual method of accounting for financial reporting purposes.

Net Asset Value:    The Net Asset Value of each Fund’s shares is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the Class/Fund on each business day as of 1:00 p.m. Pacific Standard/Daylight Time.

Security Valuations:    Securities listed or traded on the New York, American or other stock exchanges are valued at the latest sale price on that exchange (if there were no sales that day, the security is valued at the latest bid price). All other securities for which over-the-counter market quotations are readily available are valued at the latest bid price as furnished by independent pricing services or by dealer quotations.

The value of securities held in the TCW Money Market Fund, as well as short-term debt securities in other Fixed Income Funds with remaining maturities of 60 days or less at the time of purchase, is determined by using the amortized cost method applied to each individual security, which approximates market value.

Other short-term debt securities, other than those securities identified in the preceding paragraph, are valued on a marked-to-market basis until such time as they reach a remaining maturity of 60 days, whereupon they are valued at amortized value using their value on the 61st day prior to maturity.

Securities for which market quotations are not readily available, including circumstances under which it is determined by the Advisor that sale, bid or amortized cost prices are not reflective of a security’s market value, are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Company’s Board of Directors.

Fair value is defined as the price that a fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. A three-tier hierarchy is utilized to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk — for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

Level 1 — quoted prices in active markets for identical investments

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The TCW Money Market Fund (except for the money market investments which are at Level 1), the TCW Emerging Markets Income Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund had all investments at Level 2, with the corresponding industries as represented in the Schedules of Investments.

The following is a summary of the inputs used as of October 31, 2009 in valuing the TCW Core Fixed Income Fund and the TCW High Yield Bond Fund investments:

TCW Core Fixed Income Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$48,090,904	$1,052	$48,091,956
Collateralized Mortgage Obligations	—	119,903,977	—	119,903,977
Foreign Government Bonds & Notes	—	2,210,370	—	2,210,370
U.S. Government Agency Obligations	—	39,219,525	—	39,219,525
U.S. Treasury Bonds	—	19,017,860	—	19,017,860
U.S. Treasury Notes	—	67,913,939	—	67,913,939

Total Fixed Income Securities	—	296,356,575	1,052	296,357,627

Equity Securities*	28,091	4,355	10	32,456

Short-Term Investments	—	15,473,009	—	15,473,009

Total	$28,091	$311,833,939	$1,062	$311,863,092

*	See Schedule of Investments for corresponding industries.

TCW Funds, Inc.

October 31, 2009

Note 2 — Significant Accounting Policies (Continued)

TCW High Yield Bond Fund

Assets Valuation Input

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Corporate Bonds*	$—	$127,806,474	$17,893	$127,824,367

Equity Securities*	808,412	43,885	170	852,467
Short-Term Investments	—	5,649,653	—	5,649,653

Total	$808,412	$133,500,012	$18,063	$134,326,487

*	See Schedule of Investments for corresponding industries.

Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

Investments in Securities	Balance as of October 31, 2008	Accrued Discounts (Premiums)	Realized Gain (Loss) and Change in Unrealized Appreciation (Depreciation)	Net Purchases (Sales)	Net Transfers in and/or out of Level 3	Balance as of October 31, 2009	Net Change in Unrealized Appreciation (Depreciation) from Investments Still Held as of October 31, 2009
TCW Core Fixed Income Fund
Corporate Bonds	$0	$0	$0	$1,052	$0	$1,052	$0
Equity Securities	0	0	0	10	0	10	0

Total	$0	$0	$0	$1,062	$0	$1,062	$0

TCW High Yield Bond Fund
Corporate Bonds	$0	$0	$0	$17,893	$0	$17,893	$0
Equity Securities	0	0	0	170	0	170	0

Total	$0	$0	$0	$18,063	$0	$18,063	$0

TCW Money Market Fund
Capital Support Agreement	$2,071	$0	$(2,071)	$0	$0	$0	$0

Treasury Temporary Guarantee Program:    The Company, on behalf of the TCW Money Market Fund, applied to participate in the U.S. Treasury Temporary Guarantee Program for Money Market Funds (the “Program”) on October 1, 2008. The Program expired on September 19, 2009. The Fund paid $492,150 during the fiscal year ended October 31, 2009 to be in the program through the expiration date. The cost of this program is outside the expense limitation provided by the Advisor.

Redemption Fees:    Prior to July 1, 2009, the TCW Emerging Markets Income Fund imposed a short-term redemption fee on shares owned less than 90 days equal to 2% of the value of the shares redeemed. Redemption fees are recorded by the Fund as additional paid-in-capital. The redemption fees received by the Fund are shown on the Statement of Changes in Net Assets. Effective July 1, 2009, the short-term redemption fee was eliminated.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

Security Transactions and Related Investment Income:    Security transactions are recorded as of the trade date. Dividend income is recorded on the ex-dividend date. Interest income is recognized on an accrual basis. Premiums and discounts including original issue discounts are amortized using a constant yield to maturity method. Realized gains and losses on investments are recorded on the basis of specific identification.

Foreign Currency Translation:    The books and records of each Fund are maintained in U.S. dollars as follows: (1) the foreign currency market value of investment securities, and other assets and liabilities stated in foreign currencies, are translated using the daily spot rate; and (2) purchases, sales, income and expenses are translated at the rate of exchange prevailing on the respective dates of such transactions. The resultant exchange gains and losses are included in net realized or net unrealized gain (loss) in the Statements of Operations. Pursuant to U.S. federal income tax regulations, certain foreign exchange gains and losses included in realized and unrealized gains and losses are included in, or are a reduction of, ordinary income for federal income tax purposes.

Foreign Taxes:    The Funds may be subject to withholding taxes on income and capital gains imposed by certain countries in which they invest. The withholding tax on income is netted against the income accrued or received. Any reclaimable taxes are recorded as income. The withholding tax on realized or unrealized gain is recorded as a liability.

Forward Foreign Currency Contracts:    The TCW Emerging Markets Income Fund may enter into forward foreign currency contracts as a hedge against fluctuations in foreign exchange rates. Forward foreign currency contracts are marked-to-market daily and the change in market value is recorded by the Fund as an unrealized gain or loss in the Statement of Assets and Liabilities. When the contract is closed or delivery is taken, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and from unanticipated movements in the value of the foreign currency relative to the U.S. dollar. There were no forward foreign currency contracts outstanding at October 31, 2009.

Mortgage-Backed Securities:    The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund and the TCW Total Return Bond Fund may invest in mortgage pass-through securities which represent interests in pools of mortgages in which payments of both principal and interest on the securities are generally made monthly, in effect “passing through” monthly payments made by borrowers on the residential or commercial mortgage loans which underlie the securities (net of any fees paid to the issuer or guarantor of the securities). Mortgage pass-through securities differ from other forms of debt securities, which normally provide for periodic payment of interest in fixed amounts with principal payments at maturity or specified call dates. These funds may also invest in Collateralized Mortgage Obligations (“CMOs”). CMOs are debt obligations collateralized by residential or commercial mortgage loans or residential or commercial mortgage pass-through securities. Interest and principal are generally paid monthly. CMOs may be collateralized by whole mortgage loans or private mortgage pass-through securities but are more typically collateralized by portfolios of mortgage pass-through securities guaranteed by Ginnie Mae, Freddie Mac or Fannie Mae. The issuer of a series of CMOs may elect to be treated for tax purposes as a Real Estate Mortgage Investment Conduit (“REMIC”). CMOs are structured into multiple classes, each bearing a different stated maturity. Monthly payment of principal received from the pool of underlying mortgages, including prepayments, is first returned to investors holding the shortest maturity class. Investors holding

TCW Funds, Inc.

October 31, 2009

Note 2 — Significant Accounting Policies (Continued)

the longer maturity classes usually receive principal only after shorter classes have been retired. An investor may be partially protected against a sooner than desired return of principal because of the sequential payments. These Funds may invest in stripped mortgage-backed securities. Stripped mortgage-backed securities are usually structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. In certain cases, one class will receive all of the interest (the interest-only or “IO” class), while the other class will receive all of the principal (the principal- only or “PO” class). The yield to maturity on IOs is sensitive to the rate of principal repayments (including prepayments) on the related underlying mortgage assets, and principal payments may have a material effect on yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, a Fund may not fully recoup its initial investment in IOs.

Dollar Roll Transactions:    The TCW Core Fixed Income Fund, the TCW Short Term Bond Fund, and the TCW Total Return Bond Fund may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage backed securities market. A dollar roll transaction involves a simultaneous sale by the Fund of securities that it holds with an agreement to repurchase substantially similar securities at an agreed upon price and date, but generally will be collateralized at time of delivery by different pools of mortgages with different prepayment histories than those securities sold. These transactions are accounted for as financing transactions as opposed to sales and purchases. The differential between the sale price and the repurchase price is recorded as deferred income and recognized between the settlement dates of the sale and repurchase. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Dollar roll transactions involve risk that the market value of the security sold by the Fund may decline below the repurchase price of the security and the potential inability of counter parties to complete the transaction. There were no such transactions for the year ended October 31, 2009.

Repurchase Agreements:    The Funds may invest in repurchase agreements secured by U.S. Government obligations and by other securities. Securities pledged as collateral for repurchase agreements are held by the Funds’ custodian bank or designated subcustodians under tri-party repurchase agreements until maturity of the repurchase agreements. Provisions of the agreements ensure that the market value of the collateral is sufficient in the event of default; however, in the event of default or bankruptcy by the other party to the agreements, realization and/or retention of the collateral may be subject to legal proceedings.

Reverse Repurchase Agreements:    All Fixed Income Funds, except the TCW High Yield Bond Fund, may enter into reverse repurchase agreements. Reverse repurchase agreements involve sales by a Fund of portfolio securities concurrently with an agreement by the Fund to repurchase the same securities at a later date for a fixed price. Generally, the effect of such a transaction is that the Fund can recover all or most of the cash invested in the portfolio securities involved during the term of the reverse repurchase agreement, while it will be able to keep the interest income associated with those portfolio securities. Such transactions are only advantageous if the interest cost to the Fund of the reverse repurchase transaction is less than the cost of otherwise obtaining the cash. There were no reverse repurchase agreements outstanding at October 31, 2009.

Security Lending:    The Funds may lend their securities to qualified brokers. The loans are collateralized at all times primarily with cash although the Funds can accept money market instruments or U.S. Government securities with a market value at least equal to the market value of the securities on loan. As with any extensions of credit, the Funds may bear the risk of delay in recovery or even loss of rights in the

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 2 — Significant Accounting Policies (Continued)

collateral if the borrowers of the securities fail financially. The Funds earn additional income for lending their securities by investing the cash collateral in short-term investments. There were no outstanding securities on loan at October 31, 2009.

Allocation of Operating Activity for Multiple Classes:    Investment income, common expenses and realized and unrealized gains and losses are allocated among the classes of shares of the Funds based on the relative net assets of each class. Distribution fees, which are directly attributable to a class of shares, are charged to the operations of the class. All other expenses are charged to each Fund or class as incurred on a specific identification basis. Differences in class specific fees and expenses will result in differences in net investment income, and therefore, the payment of different per share dividends by each class.

Dividends and Distributions:    Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income of the TCW Money Market Fund are declared each business day. The other Fixed Income Funds declare and pay, or reinvest, dividends from net investment income monthly. Distribution of any net long-term and net short-term capital gains earned by a Fund will be distributed at least annually.

Income and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for foreign currency transactions, market discount and premium, losses deferred due to wash sales, excise tax regulations and employing equalization in determining amounts to be distributed to fund shareholders. Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications between paid-in capital, undistributed net investment income (loss), and/or undistributed accumulated realized gain (loss). Undistributed net investment income or loss may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or capital gain remaining at fiscal year end is distributed in the following year.

Use of Estimates:    The preparation of the accompanying financial statements requires management to make estimates and assumptions that affect the reported amount of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

Note 3 — Capital Support Agreement

On September 19, 2008, the Company, on behalf of the TCW Money Market Fund, entered into a capital support agreement, which required, subject to certain conditions and limitations, the Advisor to commit capital to the Fund up to the aggregate limit of $35.5 million, as amended. The agreement was intended to limit the potential losses that the Fund may incur upon the ultimate disposition of the securities specified in the Agreement.

The agreement expired on August 31, 2009 and the covered securities under the agreement fully matured without any losses.

Note 4 — Federal Income Taxes

It is the policy of each Fund to comply with the requirements under Subchapter M of the Internal Revenue Code (the “Code”) applicable to regulated investment companies and to distribute all of its net taxable income, including any net realized gains on investments, to its shareholders. Therefore, no federal income tax provision is required.

TCW Funds, Inc.

October 31, 2009

Note 4 — Federal Income Taxes (Continued)

The Funds did not have net realized loss for the year ended October 31, 2009. For the previous fiscal year ended October 31, 2008, the Funds below realized on a tax basis, the following net realized loss on security transactions (amounts in thousands):

Net Realized Loss
TCW Money Market Fund	$(201)
TCW Emerging Markets Income Fund	(332)
TCW High Yield Bond Fund	(3,703)
TCW Short Term Bond Fund	(230)

At October 31, 2009, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Money Market Fund	$406	$—	$406
TCW Core Fixed Income Fund	6,137	320	6,457
TCW Emerging Markets Income Fund	1,127	—	1,127
TCW High Yield Bond Fund	756	—	756
TCW Short Term Bond Fund	615	—	615
TCW Total Return Bond Fund	124,889	1,108	125,997

At the end of previous fiscal year October 31, 2008, the components of distributable earnings on a tax basis were as follows (amounts in thousands):

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Total Distributable Earnings
TCW Money Market Fund	$2,106	$—	$2,106
TCW Core Fixed Income Fund	1,012	404	1,416
TCW Short Term Bond Fund	769	—	769
TCW Total Return Bond Fund	16,004	—	16,004

Permanent differences incurred during the year ended October 31, 2009, resulting from differences in book and tax accounting, have been reclassified at year-end between undistributed net investment income (loss), undistributed accumulated net realized gain (loss) and paid-in capital as follows, with no impact to the net asset value per share (amounts in thousands):

	Undistributed Net Investment Income (Loss)	Undistributed Accumulated Net Realized Gain	Paid-in Capital
TCW Core Fixed Income Fund	$174	$(367)	$193
TCW Emerging Markets Income Fund	(207)	207	—	(1)
TCW High Yield Bond Fund	66	18,848	(18,914)
TCW Short Term Bond Fund	(86)	76	10
TCW Total Return Bond Fund	(1,324)	234	1,090

(1) Amount rounds to less than $1.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 4 — Federal Income Taxes (Continued)

During the year ended October 31, 2009, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Money Market Fund	$3,768	$—	$3,768
TCW Core Fixed Income Fund	14,114	296	14,410
TCW Emerging Markets Income Fund	3,317	—	3,317
TCW High Yield Bond Fund	9,263	—	9,263
TCW Short Term Bond Fund	3,168	—	3,168
TCW Total Return Bond Fund	491,634	—	491,634

During the previous fiscal year ended October 31, 2008, the tax character of distributions paid was as follows (amounts in thousands):

	Ordinary Income	Long-Term Capital Gain	Total Distributions
TCW Money Market Fund	$44,138	$—	$44,138
TCW Core Fixed Income Fund	6,440	—	6,440
TCW Emerging Markets Income Fund	2,852	287	3,139
TCW High Yield Bond Fund	5,212	—	5,212
TCW Short Term Bond Fund	5,098	—	5,098
TCW Total Return Bond Fund	89,095	—	89,095

At October 31, 2009, net unrealized appreciation (depreciation) on investments for federal income tax purposes was as follows (amounts in thousands):

	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)	Cost of Investments for Federal Income Tax Purposes
TCW Core Fixed Income Fund	$17,722	$(3,576)	$14,146	$297,717
TCW Emerging Markets Income Fund	5,493	(797)	4,696	109,720
TCW High Yield Bond Fund	10,210	(2,513)	7,697	126,629
TCW Short Term Bond Fund	505	(10,190)	(9,685)	61,480
TCW Total Return Bond Fund	750,929	(173,430)	577,499	11,014,811

Note: The aggregate cost for investments for the TCW Money Market Fund as of October 31, 2009, is the same for financial reporting and federal income tax purposes.

At October 31, 2009, the following Funds had net realized loss carryforwards for federal income tax purposes (amounts in thousands):

	Expiring In
	2010	2012	2014	2015	2016
TCW Money Market Fund	$—	$—	$—	$—	$39
TCW High Yield Bond Fund (1)	27,048	—	1,899	—	3,703
TCW Short Term Bond Fund	—	35	—	—	230

(1)	The availability of realized loss carryforward may be subject to annual limitation under Section 382 of The Internal Revenue Code.

The Funds did not have any unrecognized tax benefits at October 31, 2009, nor were there any increases or decreases in unrecognized tax benefits for the year ended October 31, 2009. The Funds are subject to examination by U.S. federal and state tax authorities for returns filed for the prior three and four fiscal years, respectively.

TCW Funds, Inc.

October 31, 2009

Note 5 — Fund Management Fees and Other Expenses

The Funds pay to the Advisor, as compensation for services rendered, facilities furnished and expenses borne by it, the following annual management fees as a percentage of daily net asset value:

TCW Money Market Fund	0.25%	*
TCW Core Fixed Income Fund	0.40%
TCW Emerging Markets Income Fund	0.75%
TCW High Yield Bond Fund	0.75%
TCW Short Term Bond Fund	0.50%	**
TCW Total Return Bond Fund	0.50%

*	The Advisor waived the entire management fee for the period April 1, 2009 through September 20, 2009 and waived 0.15% from September 21, 2009 through October 31, 2009.
**	The Advisor waived a portion of the management fee for the year ended October 31, 2009, which brings the management fee down to 0.35%.

In addition to the management fees, the Funds reimburse, with approval by the Company’s Board of Directors, the Advisor’s costs associated in support of the Funds’ Rule 38a-1 compliance obligations. These amounts are allocated to each Fund based on the net management fees paid and are included in the Statements of Operations.

The Advisor limits the operating expenses of the Funds not to exceed the following expense ratios relative to the Funds’ average daily net assets:

TCW Money Market Fund
I Class	0.40%	(1)
TCW Core Fixed Income Fund
I Class	0.44%	(1)
N Class	0.78%	(1)
TCW Emerging Markets Income Fund
I Class	1.30%	(2)
N Class	1.30%	(2)
TCW High Yield Bond Fund
I Class	1.20%	(2)
N Class	1.20%	(2)
TCW Short Term Bond Fund
I Class	0.44%	(1)
TCW Total Return Bond Fund
I Class	0.44%	(1)
N Class	0.74%	(1)

(1)	These limitations are voluntary and terminable in a sixty days notice.
(2)	Limitation based on average expense ratio as reported by Lipper, Inc., which is subject to change on a monthly basis. This ratio was in effect as of October 31, 2009. These limitations are voluntary and terminable in a six months notice.

The amount borne by the Advisor during the fiscal year when the operating expenses of a Fund are in excess of the expense limitation cannot be recaptured in the subsequent fiscal years should the expenses drop below the expense limitation in the subsequent years. The Advisor can recapture expenses only within a given fiscal year for that year’s operating expenses.

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 6 — Distribution Plan

TCW Funds Distributors (“Distributor”), an affiliate of the Advisor, serves as the nonexclusive distributor of each class of the Funds’ shares. The Funds have a distribution plan pursuant to Rule 12b-1 under the 1940 Act with respect to the N Class shares of each Fund. Under the terms of the plan, each Fund compensates the Distributor at a rate equal to 0.25% of the average daily net assets of the Fund attributable to its N Class shares for distribution and related services.

Note 7 — Purchases and Sales of Securities

Investment transactions (excluding short-term investments) for the year ended October 31, 2009, were as follows (amounts in thousands):

	Purchases at Cost	Sales or Maturity Proceeds	U.S. Government Purchases at Cost	U.S. Government Sales or Maturity Proceeds
TCW Core Fixed Income Fund	$93,056	$39,131	$292,327	$181,059
TCW Emerging Markets Income Fund	161,164	80,110	—	—
TCW High Yield Bond Fund	147,992	90,375	—	—
TCW Short Term Bond Fund	—	9,319	14,072	25,684
TCW Total Return Bond Fund	2,639,648	393,529	5,629,528	369,204

Note 8 — Capital Share Transactions

Transactions in each Fund’s shares were as follows:

TCW Money Market Fund	Year Ended October 31, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	2,013,487,426	$2,013,487	15,007,963,912	$15,007,964
Shares Issued upon Reinvestment of Dividends	1,720,943	1,721	6,969,479	6,970
Shares Redeemed	(2,605,768,000)	(2,605,768)	(14,881,109,718)	(14,881,110)

Net Increase (Decrease)	(590,559,631)	$(590,560)	133,823,673	$133,824

TCW Core Fixed Income Fund	Year Ended October 31, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	20,291,348	$206,771	1,775,575	$17,341
Shares Issued upon Reinvestment of Dividends	478,294	4,826	105,987	1,042
Shares Redeemed	(2,604,561)	(26,763)	(1,567,503)	(15,378)

Net Increase	18,165,081	$184,834	314,059	$3,005

TCW Core Fixed Income Fund	Year Ended October 31, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	5,742,403	$58,425	1,072,507	$10,657
Shares Issued upon Reinvestment of Dividends	720,511	7,187	520,586	5,181
Shares Redeemed	(8,087,303)	(84,731)	(4,398,275)	(43,720)

Net Decrease	(1,624,389)	$(19,119)	(2,805,182)	$(27,882)

TCW Funds, Inc.

October 31, 2009

Note 8 — Capital Share Transactions (Continued)

TCW Emerging Markets Income Fund	Year Ended October 31, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	12,157,372	$85,301	734,916	$5,320
Shares Issued upon Reinvestment of Dividends	379,365	2,374	367,272	2,638
Shares Redeemed	(2,702,263)	(17,099)	(2,035,683)	(14,612)

Net Increase (Decrease)	9,834,474	$70,576	(933,495)	$(6,654)

TCW Emerging Markets Income Fund	Year Ended October 31, 2009		Year Ended October 31, 2008
N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	1,367,122	$12,890	117,472	$1,084
Shares Issued upon Reinvestment of Dividends	13,914	112	15,095	139
Shares Redeemed	(253,943)	(1,974)	(83,947)	(777)

Net Increase	1,127,093	$11,028	48,620	$446

TCW High Yield Bond Fund	Year Ended October 31, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	13,830,222	$67,633	8,959,669	$52,117
Shares Issued upon Reinvestment of Dividends	1,020,786	5,082	449,120	2,818
Shares Redeemed	(10,657,663)	(53,758)	(8,821,306)	(55,793)

Net Increase (Decrease)	4,193,345	$18,957	587,483	$(858)

TCW High Yield Bond Fund	Year Ended October 31, 2009		Year Ended October 31, 2008

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	18,290,940	$94,425	3,567,143	$21,132
Shares Issued upon Reinvestment of Dividends	543,746	2,744	256,852	1,619
Shares Redeemed	(13,323,775)	(70,070)	(3,683,159)	(23,104)

Net Increase (Decrease)	5,510,911	$27,099	140,836	$(353)

TCW Short Term Bond Fund	Year Ended October 31, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	211,286	$1,775	522,987	$4,850
Shares Issued upon Reinvestment of Dividends	395,705	3,366	562,047	5,209
Shares Redeemed	(3,033,384)	(25,603)	(4,658,124)	(42,641)

Net Decrease	(2,426,393)	$(20,462)	(3,573,090)	$(32,582)

TCW Funds, Inc.

Notes to Financial Statements (Continued)

Note 8 — Capital Share Transactions (Continued)

TCW Total Return Bond Fund	Year Ended October 31, 2009		Year Ended October 31, 2008
I Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	750,042,082	$7,229,884	83,330,723	$795,205
Shares Issued upon Reinvestment of Dividends	20,032,246	192,084	3,293,608	31,385
Shares Redeemed	(111,818,653)	(1,083,651)	(30,760,377)	(293,052)

Net Increase	658,255,675	$6,338,317	55,863,954	$533,538

TCW Total Return Bond Fund	Year Ended October 31, 2009		Year Ended October 31, 2008

N Class	Shares	Amount (in thousands)	Shares	Amount (in thousands)
Shares Sold	273,542,140	$2,733,149	94,190,415	$940,220
Shares Issued upon Reinvestment of Dividends	14,087,563	139,051	3,935,639	38,842
Shares Redeemed	(78,374,879)	(771,200)	(26,068,389)	(256,315)

Net Increase	209,254,824	$2,101,000	72,057,665	$722,747

Note 9 — Restricted Securities

The Funds are permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. There were no restricted securities at October 31, 2009.

Note 10 — Contingencies

In 2004, a committee representing asbestos claimants (the “Committee”) in the bankruptcy of G-I Holdings, Inc. (“G-I”) filed suit against Building Materials Corporation of America (“BMCA”), certain of its bondholders and others (the “Complaint”). In 2006, the Complaint was amended to name additional bondholders as defendants, including the TCW High Yield Bond Fund and the TCW Core Fixed Income Fund (the “Bondholder Funds”). The plaintiff sought to recover for the bankruptcy estate assets that were transferred by the predecessor entity of G-I to BMCA, and to invalidate a lien that BMCA granted in its assets to bondholders in 2004. The proceedings in this action have been stayed a number of times, primarily to permit the Committee and G-I to negotiate a plan of reorganization (“Plan”) for G-I. On November 12, 2009, the Plan was approved by the bankruptcy court and federal district court that provides for a release of the claims under the Complaint against the bondholders, including the Bondholder Funds, and for dismissal of the Complaint with prejudice. The U.S. Internal Revenue Service (“IRS”) has appealed the approval of the Plan, but did not succeed in its motion for a stay of implementation of the Plan pending the appeal. The releases of the bondholders were effective upon approval of the Plan. We expect the Committee to enter a formal dismissal of the Complaint with prejudice, effectively terminating the matter without any payment on the claims in the Complaint from the bondholders, notwithstanding the IRS appeal.

Note 11 — Subsequent Events

The Advisor has evaluated the possibility of subsequent events existing in this report through December 18, 2009. The Advisor has determined that there are no material events that would require recognition or disclosure in this report through this date.

TCW Money Market Fund

Financial Highlights — I Class

	Year Ended October 31,
	2009	2008		2007	2006	2005
Net Asset Value per Share, Beginning of Year	$1.00	$1.00		$1.00	$1.00	$1.00

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.0084	0.0278		0.0497	0.0447	0.0252
Net Realized and Unrealized Gain (Loss) on Investments	0.0052	(0.0014)		—	—	—

Total from Investment Operations	0.0136	0.0264		0.0497	0.0447	0.0252

Less Distributions:
Distributions from Net Investment Income	(0.0088)	(0.0277)		(0.0497)	(0.0447)	(0.0252)

Capital Support Agreement (2)	(0.0048)	0.0013		N/A	N/A	N/A

Net Asset Value per Share, End of Year	$1.00	$1.00		$1.00	$1.00	$1.00

Total Return	0.60%	2.99	% (3)	5.09%	4.56%	2.53%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$214,692	$805,235		$671,428	$564,916	$605,886
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.52%	0.31%		0.33%	0.32%	0.34%
After Expense Reimbursement	0.44%	0.30%		N/A	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	0.85%	2.77%		4.97%	4.45%	2.52%

(1)	Computed using average shares outstanding throughout the period.
(2)	See Note 3.
(3)	Capital Support Agreement had no impact on the total return for the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$9.35	$9.76	$9.70	$9.69	$10.17

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.78	0.48	0.42	0.38	0.39
Net Realized and Unrealized Gain (Loss) on Investments	1.17	(0.38)	0.10	0.07	(0.36)

Total from Investment Operations	1.95	0.10	0.52	0.45	0.03

Less Distributions:
Distributions from Net Investment Income	(0.68)	(0.51)	(0.46)	(0.44)	(0.51)
Distributions from Net Realized Gain	(0.03)	—	—	—	—

Total Distributions	(0.71)	(0.51)	(0.46)	(0.44)	(0.51)

Net Asset Value per Share, End of Year	$10.59	$9.35	$9.76	$9.70	$9.69

Total Return	21.65%	0.94%	5.46%	4.74%	0.26%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$227,101	$30,721	$29,005	$36,478	$43,945
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.62%	0.66%	0.67%	0.79%	0.81%
After Expense Reimbursement	0.44%	0.44%	0.50%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	7.72%	4.87%	4.38%	3.95%	3.90%
Portfolio Turnover Rate	121.57%	81.45%	76.69%	90.58%	97.60%

(1)	Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Core Fixed Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$9.44	$9.86	$9.79	$9.78	$10.25

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.75	0.46	0.40	0.36	0.37
Net Realized and Unrealized Gain (Loss) on Investments	1.19	(0.37)	0.09	0.06	(0.36)

Total from Investment Operations	1.94	0.09	0.49	0.42	0.01

Less Distributions:
Distributions from Net Investment Income	(0.72)	(0.51)	(0.42)	(0.41)	(0.48)
Distributions from Net Realized Gain	(0.03)	—	—	—	—

Total Distributions	(0.75)	(0.51)	(0.42)	(0.41)	(0.48)

Net Asset Value per Share, End of Year	$10.63	$9.44	$9.86	$9.79	$9.78

Total Return	21.31%	0.73%	5.17%	4.44%	0.01%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$76,729	$83,506	$114,860	$17,821	$17,432
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.85%	0.83%	0.82%	1.08%	1.10%
After Expense Reimbursement	0.74%	0.73%	0.76%	N/A	N/A
Ratio of Net Investment Income to Average Net Assets	7.45%	4.58%	4.10%	3.67%	3.61%
Portfolio Turnover Rate	121.57%	81.45%	76.69%	90.58%	97.60%

(1)	Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — I Class

	Year Ended October 31,
	2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$5.41	$7.66	$7.99	$8.03	$7.98

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.52	0.43	0.55	0.40	0.55
Net Realized and Unrealized Gain (Loss) on Investments	2.32	(1.92)	(0.03)	0.24	0.25

Total from Investment Operations	2.84	(1.49)	0.52	0.64	0.80

Less Distributions:
Distributions from Net Investment Income	(0.65)	(0.47)	(0.42)	(0.45)	(0.46)
Distributions from Net Realized Gain	—	(0.29)	(0.43)	(0.23)	(0.28)

Total Distributions	(0.65)	(0.76)	(0.85)	(0.68)	(0.74)

Redemption Fees	— (2)	— (2)	— (2)	— (2)	(0.01)

Net Asset Value per Share, End of Year	$7.60	$5.41	$7.66	$7.99	$8.03

Total Return	56.09%	(21.46)%	6.79%	8.31%	10.06%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$101,959	$19,349	$34,559	$50,779	$69,810
Ratio of Expenses to Average Net Assets	1.17%	1.24%	1.25%	1.17%	1.16%
Ratio of Net Investment Income to Average Net Assets	7.70%	5.99%	7.03%	4.97%	6.83%
Portfolio Turnover Rate	196.54%	156.72%	146.82%	149.79%	92.86%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.

See accompanying notes to financial statements.

TCW Emerging Markets Income Fund

Financial Highlights — N Class

	Year Ended October 31,
	2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$6.89	$9.67	$9.77	$9.08	$8.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.73	0.54	0.64	0.48	6.40
Net Realized and Unrealized Gain (Loss) on Investments	2.89	(2.45)	(0.02)	0.21	(5.62)

Total from Investment Operations	3.62	(1.91)	0.62	0.69	0.78

Less Distributions:
Distributions from Net Investment Income	(0.79)	(0.58)	(0.29)	—	—
Distributions from Net Realized Gain	—	(0.29)	(0.43)	—	—

Total Distributions	(0.79)	(0.87)	(0.72)	—	—

Net Asset Value per Share, End of Year	$9.72	$6.89	$9.67	$9.77	$9.08

Total Return	55.80%	(21.51)%	6.56%	7.60%	9.40%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$12,693	$1,229	$1,256	$31	$—
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	2.41%	1.97%	2.63%	353.50%	899.58%
After Expense Reimbursement	1.30%	1.36%	1.46%	1.36%	1.47%
Ratio of Net Investment Income to Average Net Assets	7.94%	5.94%	6.58%	4.97%	6.83%
Portfolio Turnover Rate	196.54%	156.72%	146.82%	149.79%	92.86%

(1)	Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$4.56	$6.74	$6.85	$6.83	$7.26

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.51	0.47	0.49	0.49	0.52
Net Realized and Unrealized Gain (Loss) on Investments	1.36	(2.14)	(0.07)	0.06	(0.39)

Total from Investment Operations	1.87	(1.67)	0.42	0.55	0.13

Less Distributions:
Distributions from Net Investment Income	(0.50)	(0.51)	(0.53)	(0.53)	(0.56)

Net Asset Value per Share, End of Year	$5.93	$4.56	$6.74	$6.85	$6.83

Total Return	43.47%	(26.41)%	6.27%	8.41%	1.74%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$78,299	$41,109	$56,835	$109,167	$146,266
Ratio of Expenses to Average Net Assets	1.04%	1.03%	0.93%	0.91%	0.88%
Ratio of Net Investment Income to Average Net Assets	10.05%	7.66%	7.00%	7.18%	7.26%
Portfolio Turnover Rate	106.35%	113.03%	91.99%	87.48%	97.52%

(1)	Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW High Yield Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$4.57	$6.78	$6.90	$6.87	$7.30

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.50	0.46	0.47	0.49	0.52
Net Realized and Unrealized Gain (Loss) on Investments	1.35	(2.16)	(0.07)	0.05	(0.43)

Total from Investment Operations	1.85	(1.70)	0.40	0.54	0.09

Less Distributions:
Distributions from Net Investment Income	(0.48)	(0.51)	(0.52)	(0.51)	(0.52)

Net Asset Value per Share, End of Year	$5.94	$4.57	$6.78	$6.90	$6.87

Total Return	43.27%	(26.63)%	5.96%	8.15%	1.21%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$53,022	$15,578	$22,146	$50,318	$40,862
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	1.29%	1.30%	1.20%	1.20%	1.25%
After Expense Reimbursement	1.20%	1.20%	N/A	N/A	1.24%
Ratio of Net Investment Income to Average Net Assets	9.75%	7.46%	6.71%	7.18%	7.25%
Portfolio Turnover Rate	106.35%	113.03%	91.99%	87.48%	97.52%

(1)	Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Short Term Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2009	2008	2007	2006		2005
Net Asset Value per Share, Beginning of Year	$8.93	$9.47	$9.46	$9.44		$9.53

Income (Loss) from Investment Operations:
Net Investment Income (1)	0.40	0.47	0.46	0.35		0.26
Net Realized and Unrealized Gain (Loss) on Investments	(0.38)	(0.55)	— (2)	0.03		(0.11)

Total from Investment Operations	0.02	(0.08)	0.46	0.38		0.15

Less Distributions:
Distributions from Net Investment Income	(0.38)	(0.46)	(0.45)	(0.36)		(0.24)

Net Asset Value per Share, End of Year	$8.57	$8.93	$9.47	$9.46		$9.44

Total Return	0.35%	(0.88)%	4.95%	4.08%		1.55%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$51,944	$75,856	$114,181	$108,605		$71,969
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.74%	0.49%	0.63%	0.66%		0.80%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.49%		0.65%
Ratio of Total Expenses to Average Net Assets	N/A	N/A	N/A	0.51	% (3)	N/A
Ratio of Net Investment Income to Average Net Assets	4.76%	5.06%	4.80%	3.74%		2.76%
Portfolio Turnover Rate	21.40%	27.24%	43.18%	42.09%		38.30%

(1)	Computed using average shares outstanding throughout the period.
(2)	Amount rounds to less than $0.01 per share.
(3)	Includes interest expense on reverse repurchase agreement.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — I Class

	Year Ended October 31,
	2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$9.21	$9.55	$9.47	$9.40	$9.64

Income (Loss) from Investment Operations:
Net Investment Income (1)	1.01	0.65	0.48	0.46	0.49
Net Realized and Unrealized Gain (Loss) on Investments	0.85	(0.45)	0.09	0.06	(0.26)

Total from Investment Operations	1.86	0.20	0.57	0.52	0.23

Less Distributions:
Distributions from Net Investment Income	(0.86)	(0.54)	(0.49)	(0.45)	(0.47)

Net Asset Value per Share, End of Year	$10.21	$9.21	$9.55	$9.47	$9.40

Total Return	21.38%	2.08%	6.16%	5.72%	2.37%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$7,907,871	$1,074,374	$580,139	$352,546	$220,671
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.61%	0.59%	0.61%	0.61%	0.64%
After Expense Reimbursement	0.44%	0.44%	0.44%	0.44%	0.44%
Ratio of Net Investment Income to Average Net Assets	10.47%	6.75%	5.09%	4.86%	5.12%
Portfolio Turnover Rate	15.57%	9.09%	18.29%	21.84%	24.39%

(1)	Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Total Return Bond Fund

Financial Highlights — N Class

	Year Ended October 31,
	2009	2008	2007	2006	2005
Net Asset Value per Share, Beginning of Year	$9.55	$9.89	$9.81	$9.73	$9.95

Income (Loss) from Investment Operations:
Net Investment Income (1)	1.01	0.64	0.47	0.44	0.47
Net Realized and Unrealized Gain (Loss) on Investments	0.89	(0.46)	0.09	0.07	(0.26)

Total from Investment Operations	1.90	0.18	0.56	0.51	0.21

Less Distributions:
Distributions from Net Investment Income	(0.90)	(0.52)	(0.48)	(0.43)	(0.43)

Net Asset Value per Share, End of Year	$10.55	$9.55	$9.89	$9.81	$9.73

Total Return	20.98%	1.75%	5.87%	5.42%	2.14%

Ratios/Supplemental Data:
Net Assets, End of Year (in thousands)	$3,345,527	$1,031,156	$354,650	$203,481	$153,552
Ratio of Expenses to Average Net Assets:
Before Expense Reimbursement	0.87%	0.84%	0.88%	0.88%	0.94%
After Expense Reimbursement	0.74%	0.73%	0.74%	0.74%	0.74%
Ratio of Net Investment Income to Average Net Assets	10.11%	6.51%	4.80%	4.56%	4.75%
Portfolio Turnover Rate	15.57%	9.09%	18.29%	21.84%	24.39%

(1)	Computed using average shares outstanding throughout the period.

See accompanying notes to financial statements.

TCW Funds, Inc.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of

Directors of the TCW Funds, Inc.:

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of TCW Money Market Fund, TCW Core Fixed Income Fund, TCW Emerging Markets Income Fund, TCW High Yield Bond Fund, TCW Short Term Bond Fund, and TCW Total Return Bond Fund, (collectively, the “TCW Fixed Income Funds”) (six of twenty funds comprising the TCW Funds, Inc.) as of October 31, 2009, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the TCW Fixed Income Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The TCW Fixed Income Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the TCW Fixed Income Funds’ internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of October 31, 2009, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the respective TCW Fixed Income Funds as of October 31, 2009, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

December 18, 2009

Los Angeles, California

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

As a shareholder of a TCW fund, you incur ongoing operational costs of a fund, including management fees and other fund expenses. The following example is intended to help you understand your ongoing costs (in dollars and cents) of investing in a Fund and to compare these costs with the ongoing costs of investing in other funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from May 1, 2009 to October 31, 2009.

Actual Expenses    The first line under each fund in the table below provides information about the actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line for your Fund under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes    The second line under each Fund in the table below provides information about the hypothetical expenses based on each Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account value and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in your Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

TCW Funds, Inc.	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2009 to October 31, 2009)
TCW Money Market Fund
I Class Shares
Actual	$1,000.00	$1,001.20	0.31%	$1.56
Hypothetical (5% return before expenses)	1,000.00	1,023.64	0.31%	1.58

TCW Core Fixed Income Fund
I Class Shares
Actual	$1,000.00	$1,132.60	0.44%	$2.37
Hypothetical (5% return before expenses)	1,000.00	1,022.99	0.44%	2.24

N Class Shares
Actual	$1,000.00	$1,130.80	0.76%	$4.08
Hypothetical (5% return before expenses)	1,000.00	1,021.37	0.76%	3.87

TCW Emerging Markets Income Fund
I Class Shares
Actual	$1,000.00	$1,239.60	1.12%	$6.32
Hypothetical (5% return before expenses)	1,000.00	1,019.56	1.12%	5.70

N Class Shares
Actual	$1,000.00	$1,238.40	1.30%	$7.33
Hypothetical (5% return before expenses)	1,000.00	1,018.65	1.30%	6.61

TCW High Yield Bond Fund
I Class Shares
Actual	$1,000.00	$1,258.80	1.05%	$5.98
Hypothetical (5% return before expenses)	1,000.00	1,019.91	1.05%	5.35

TCW Funds, Inc.

Shareholder Expenses (Unaudited)

TCW Funds, Inc.	Beginning Account Value May 1, 2009	Ending Account Value October 31, 2009	Annualized Expense Ratio	Expenses Paid During Period (May 1, 2009 to October 31, 2009)
N Class Shares
Actual	$1,000.00	$1,255.50	1.20%	$6.82
Hypothetical (5% return before expenses)	1,000.00	1,019.16	1.20%	6.11

TCW Short Term Bond Fund
I Class Shares
Actual	$1,000.00	$1,054.40	0.44%	$2.28
Hypothetical (5% return before expenses)	1,000.00	1,022.99	0.44%	2.24

TCW Total Return Bond Fund
I Class Shares
Actual	$1,000.00	$1,157.90	0.44%	$2.39
Hypothetical (5% return before expenses)	1,000.00	1,022.99	0.44%	2.24

N Class Shares
Actual	$1,000.00	$1,156.00	0.74%	$4.02
Hypothetical (5% return before expenses)	1,000.00	1,021.48	0.74%	3.77

TCW Funds, Inc.

Supplemental Information

Proxy Voting Guidelines

The policies and procedures that the Company uses to determine how to vote proxies are available without charge. The Board of Directors of the Company has delegated the Company’s proxy voting authority to the Advisor.

Disclosure of Proxy Voting Guidelines

The proxy voting guidelines of the Advisor are available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for a description of the Advisor’s proxy voting guidelines, it will deliver the description that is disclosed in the Company’s Statement of Additional Information. This information will be sent out via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Advisor, on behalf of the Company, shall prepare and file Form N-PX with the SEC not later than August 31 of each year, which shall include the Company’s proxy voting record for the most recent twelve-month period ended June 30 of that year. The Company’s proxy voting record for the most recent twelve-month period ended June 30 is available:

1.	By calling 800-FUND-TCW (800-386-3829) to obtain a hard copy; or
2.	By going to the SEC website at http://www.sec.gov.

When the Company receives a request for the Company’s proxy voting record, it will send the information disclosed in the Company’s most recently filed report on Form N-PX via first class mail (or other means designed to ensure equally prompt delivery) within three business days of receiving the request.

The Company also discloses its proxy voting record on its website as soon as is reasonably practicable after its report on Form N-PX is filed with the SEC.

Availability of Quarterly Portfolio Schedule

The Company files a complete schedule of its portfolio holdings with the SEC for the first and third quarters of its fiscal year on Form N-Q. The Form N-Q is available by calling 800-FUND-TCW (800-386-3829) to obtain a hard copy. You may also obtain the Company’s Form N-Q:

1.	By going to the SEC website at http://www.sec.gov.; or
2.	By visiting the SEC’s Public Reference Room in Washington, D.C. and photocopying it (Phone 1-800-SEC-0330 for information on the operation of the SEC’s Public Reference Room).

TCW Funds, Inc.

Approval of Investments Management and Advisory Agreement and Sub-Advisory Agreement

TCW Funds, Inc. (the “Company”) and TCW Investment Management Company (the “Advisor”) are parties to an Investment Management and Advisory Agreement (the “Advisory Agreement”), pursuant to which the Advisor is responsible for managing the investments of each separate investment series (each, a “Fund” and collectively, the “Funds”) of the Company. At a meeting held on June 11, 2009, the Board of Directors of the Company re-approved the Advisory Agreement with respect to each Fund for an additional one year term.

Prior to this re-approval, the Advisor provided materials to the Board for its evaluation in response to information requested by the Independent Directors who were advised by independent legal counsel with respect to these and other relevant matters. The Independent Directors also met separately on June 10, 2009, with their counsel to consider the matter and unanimously recommended re-approval of the Advisory Agreement. Discussed below are certain of the factors considered by the Board in approving the Advisory Agreement. This discussion is not intended to be all-inclusive. The Board reviewed a variety of factors and considered a significant amount of information, including information received on an ongoing basis at Board and committee meetings. The approval determination was made on the basis of each Director’s business judgment after consideration of all the information taken as a whole. Individual Directors may have given different weight to certain factors and assigned various degrees of materiality to information received in connection with the contract review process.

In evaluating the Advisory Agreement the Board, including the Independent Directors, considered the following factors among others:

Nature, Extent and Quality of Services.    The Board considered the general nature, extent, and quality of services provided or expected to be provided by the Advisor. The Board evaluated the Advisor’s experience in serving as manager of the Funds, and considered the benefits to shareholders of investing in a fund complex that is served by a large organization which also serves a variety of other investment advisory clients, including separate accounts, other pooled investment vehicles, registered investment companies and commingled funds. The Board also considered the ability of the Advisor to provide appropriate levels of support and resources to the Company. The Board noted the background and experience of the senior management and portfolio management personnel of the Advisor and that the expertise and amounts of attention provided and expected to be given to the Company by the Advisor is substantial. The Board considered the ability of the Advisor to attract and retain qualified business professionals and its compensation program. The Board also considered the breadth of the compliance programs of the Advisor, as well as the compliance operations of the Advisor with respect to the Funds including the Advisor’s continued participation in the SEC’s pilot examination program. The Board concluded that it was satisfied with the nature, extent and quality of the services provided and anticipated to be provided by the Advisor under the Advisory Agreement.

Investment Performance.    The Board reviewed a report prepared by Morningstar Associates LLC, an independent third party consultant (the “Report”), which provided a comparative analysis of each Fund with the performance of similar funds over one, three, five and 10 year periods ended March 31, 2009, as applicable.

The Board noted the Core Fixed Income, Emerging Markets Income, Money Market, Small Cap Growth, Total Return Bond, Conservative Allocation and Moderate Allocation Funds performed at or above their respective category medians for the periods presented (except the 10-year period for the Small Cap Growth Fund).

TCW Funds, Inc.

Approval of Investments Management and Advisory Agreement and Sub-Advisory Agreement (Continued)

The Board also noted that the Dividend Focused, Focused Equities, Large Cap Growth, Relative Value Large Cap, Relative Value Small Cap, Value Opportunities, High Yield Bond and Aggressive Allocation Funds performed below their respective category medians for the periods presented (except the 10-year period for the Dividend Focused, Relative Value Large Cap and Value Opportunities Funds).

The Board further noted that the performance of the other Funds was mixed, performing above average in certain periods and below average in others.

The Board considered the impact on historical performance information of performance data for the highly unusual market conditions during 2008, reviewed the actions taken by the Advisor to address underperformance and noted the improved 2009 performance of the Funds. The Board concluded that the Advisor should continue to provide investment management services to the Funds consistent with their objectives and strategies. The Board indicated it would continue to monitor Fund investment performance on a regular basis and discuss with the Advisor from time to time any long-term underperformance as appropriate.

Advisory Fees and Profitability.    The Board considered information in the Report and in the materials prepared by the Advisor regarding the advisory fees charged to the Funds, advisory fees paid by other funds in the Funds’ respective Morningstar Categories, and advisory fees paid under other investment advisory contracts with the Advisor and other investment advisors for other registered investment companies. The Board noted that the advisory fees charged by the Advisor to the Funds are within the range of advisory fees charged by other investment advisors to similar funds. The Board noted that the advisory fee charged by the Advisor to many of the Funds is higher than the advisory fee charged by the Advisor to certain institutional separate accounts with similar strategies managed by the Advisor, but that, the services provided the Funds are more extensive than the services provided to institutional separate accounts.

The Board noted that the total expenses of the Funds are also within the range of expenses incurred by similar funds. The Board considered that the Advisor had agreed to reduce its investment advisory fee or pay the operating expenses of each Fund in order to maintain the overall expense ratios of the Funds at competitive levels (the “Expense Limitations”) and noted the amounts paid or waived. The Board also considered the cost of services to be provided and profits to be realized by the Advisor and its affiliates from their relationship with the Company, recognizing the difficulty in evaluating a manager’s profitability with respect to the funds it manages in the context of a manager with multiple lines of business and noting that other profitability methodologies may also be reasonable. Based on these various considerations, the Board concluded that the contractual management fees of the Funds under the Advisory Agreement are fair and bear a reasonable relationship to the services rendered.

Expenses and Economies of Scale.    The Board considered the potential of the Advisor to achieve economies of scale as the Funds grow in size. The Board noted that the Advisor has agreed to the Expense Limitations, which are designed to maintain the overall expense ratios of each of the Funds at a competitive level. The Board also considered the relative advantages and disadvantages of an advisory fee with breakpoints compared to a flat advisory fee supplemented by advisory fee waivers and/or expense reimbursements. The Board concluded that the current fee arrangements were appropriate given the current size and structure of the Company and adequately reflected any economies of scale.

TCW Funds, Inc.

Ancillary Benefits.    The Board considered ancillary benefits to be received by the Advisor and its affiliates as a result of the relationship of the Advisor with the Company, including compensation for certain compliance support services. The Board noted that, in addition to the fees the Advisor receives under the Advisory Agreement, the Advisor could receive additional benefits in connection with management of the Funds in the form of reports, research and other services from brokers and their affiliates in return for brokerage commissions paid to such brokers. The Board concluded that any potential benefits to be derived by the Advisor from its relationships with the Funds are consistent with the services provided by the Advisor to the Funds.

Based upon the considerations discussed above and other considerations, the Board of Directors, including the Independent Directors, approved renewal of the Advisory Agreement.

TCW Funds, Inc.

Tax Information Notice (Unaudited)

On account of the year ended October 31, 2009, the following Funds paid a capital gain distribution within the meaning 852 (b) (3) (c) of the Code. Each fund also designates as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Fund	Amounts per Share
TCW Core Fixed Income Fund	$0.02
TCW Total Return Bond Fund	$0.00	(1)

(1)	Amount rounds to less than $0.01.

Under Section 854 (b) (2) of the Code, the Funds hereby designate the following maximum amounts as qualified dividends for purposes of the maximum rate under Section 1 (h) (11) of the Code for the fiscal year ended October 31, 2009:

Fund	Qualified Dividend Income
TCW High Yield Bond Fund	$12,164

The following are dividend received deduction percentages for the Funds’ corporate shareholders.

Fund	Qualified Interest Income	Dividends Received Deductions
TCW Core Fixed Income Fund	98.95%	—
TCW High Yield Bond Fund	94.36%	0.08%
TCW Short Term Bond Fund	99.79%	—
TCW Total Return Bond Fund	100.00%	—

This information is given to meet certain requirements of the Code and should not be used by shareholders for preparing their income tax returns. In January 2010, shareholders will receive Form 1099-DIV which will show the actual distribution received and include their share of qualified dividends during the calendar year of 2009. Shareholders are advised to check with their tax advisors for information on the treatment of these amounts on their individual tax returns.

TCW Funds, Inc.

Directors and Officers of the Company

A board of nine directors is responsible for overseeing the operations of the Company which consists of 20 funds at October 31, 2009. The directors of the Company, and their business addresses and their principal occupation for the last five years are set forth below

Independent Directors

Name, Address, Age and Position with Funds (1)	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Samuel P. Bell (73)	Mr. Bell has served as a director of TCW Funds, Inc. since October 2002.	Private Investor. Former President, Los Angeles Business Advisors (not-for-profit business organization).	Point 360 (post production services), Broadway National Bank (banking), TCW Strategic Income Fund, Inc. (closed-end fund).
Richard W. Call (85)	Mr. Call has served as a director of TCW Funds, Inc. since February 1994.	Private Investor.	TCW Strategic Income Fund, Inc. (closed-end fund).
Matthew K. Fong (55)	Mr. Fong has served as a director of TCW Funds, Inc. since April 1999.	President, Strategic Advisory Group (consulting firm).	Seismic Warning Systems, Inc., PGP, LLP (private equity fund), and TCW Strategic Income Fund, Inc. (closed-end fund).
John A. Gavin (78)	Mr. Gavin has served as a director of TCW Funds, Inc., since May 2001.	Founder and Chairman of Gamma Holdings (international capital consulting firm).	Causeway Capital (mutual fund), TCW Strategic Income Fund, Inc. (closed-end fund), Hotchkis and Wiley Funds (mutual fund).
Patrick C. Haden (56) Chairman	Mr. Haden has served as a director of TCW Funds, Inc. since May 2001.	General Partner, Riordan, Lewis & Haden (private equity firm).	Tetra Tech, Inc. (environmental consulting), and TCW Strategic Income Fund, Inc. (closed-end fund).
Charles A. Parker (75)	Mr. Parker has served as a director of the TCW Funds, Inc. since April 2003.	Private Investor.	Horace Mann Educators Corp. (insurance corporation), Burridge Center for Research in Security Prices (University of Colorado), and TCW Strategic Income Fund, Inc. (closed-end fund).

(1)	The address of each Independent Director is c/o Bingham McCutchen LLP, Counsel to the Independent Directors, 355 South Grand Avenue, Los Angeles, CA 90071.

TCW Funds, Inc.

Directors and Officers of the Company (Continued)

Interested Directors

Each of these directors are “interested persons” of the Company as defined in the 1940 Act because they are directors and officers of the Advisor, and shareholders and directors of The TCW Group, Inc., the parent company of the Advisor.

Name, Address, Age and Position with Funds	Term of Office and Length of Time Served	Principal Occupation(s) During Past 5 Years	Other Directorships held by Director
Marc I. Stern (65) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Stern has served as a director since inception of TCW Funds, Inc. in September 1992.

Interim Chief Executive Officer and Chairman. The Adviser; Vice Chairman and Interim Chief Executive Officer, The TCW Group, Inc; Interim Chief Executive Officer, TCW Asset Management Company: and Vice Chairman, Trust Company of the West.

Qualcomm Incorporated (wireless communications)
Thomas E. Larkin, Jr. (70) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Larkin has served as a director since inception of TCW Funds, Inc., in September 1992.	Vice Chairman, The TCW Group, Inc., the Advisor, TCW Asset Management Company and Trust Company of the West.	Automobile Club of Southern California (motorist association)
Charles W. Baldiswieler (51) 865 South Figueroa Street Los Angeles, CA 90017	Mr. Baldiswieler has served as a director of TCW Funds, Inc. since March 2009, and President and Chief Executive Officer since December 2009.	Group Managing Director, the Advisor, TCW Asset Management Company and Trust Company of the West.	TCW Strategic Income Fund, Inc. (closed-end fund)

The officers of the Company who are not directors of the Company are:

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Peter A. Brown (54) *	Senior Vice President	Managing Director, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company.
Michael E. Cahill (58) *	Senior Vice President, General Counsel and Assistant Secretary	Executive Vice President, General Counsel and Secretary, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; General Counsel, TCW Strategic Income Fund, Inc.
David S. DeVito (46) *	Treasurer and Chief Financial Officer	Executive Vice President and Chief Administrative Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Treasurer, Chief Financial Officer and Director, TCW Strategic Income Fund, Inc.
Philip K. Holl (59) *	Secretary and Associate General Counsel	Senior Vice President and Associate General Counsel, the Advisor, Trust Company of the West and TCW Asset Management Company; Secretary, TCW Strategic Income Fund, Inc.

TCW Funds, Inc.

Name and Address	Position(s) Held with Company	Principal Occupation(s) During Past 5 Years (1)
Hilary G.D. Lord (53) *	Senior Vice President, Chief Compliance Officer	Managing Director and Chief Compliance Officer, the Advisor, The TCW Group, Inc., Trust Company of the West and TCW Asset Management Company; Senior Vice President and Chief Compliance Officer, TCW Strategic Income Fund, Inc.

(1)	Positions with The TCW Group, Inc. and its affiliates may have changed over time.
*	Address is 865 South Figueroa Street, 18th Floor, Los Angeles, California 90017

In addition, George N. Winn, Senior Vice President of Trust Company of the West, TCW Asset Management Company and the Advisor is Assistant Treasurer of the Company.

The SAI (Statement of Additional Information) has additional information regarding the Board of Directors. A copy is available by calling 1-800-FUND-TCW (1-800-386-3829) to obtain a hard copy or by going to the SEC website at http://www.sec.gov.

TCW Funds Insight that works for you.™

# TCW Funds, Inc.

865 South Figueroa Street
Los Angeles, California 90017

800 FUND TCW
(800 386 3829)

www.tcwfunds.com

**Investment Advisor**
TCW Investment Management Company
865 South Figueroa Street
Los Angeles, California 90017
800 FUND TCW

**Transfer Agent**
U.S. Bancorp Fund Services, LLC
615 E. Michigan Street
Milwaukee, Wisconsin 53202

**Independent Registered Public Accounting Firm**
Deloitte & Touche, LLP
350 South Grand Avenue
Los Angeles, California 90071

**Custodian & Administrator**
State Street Bank & Trust Company
200 Clarendon Street
Boston, Massachusetts 02116

**Distributor**
TCW Funds Distributors
865 South Figueroa Street
Los Angeles, California 90017

**Directors**
Patrick C. Haden
Director and Chairman of the Board

Charles W. Baldiswieler
Director, President and Chief Executive Officer

Samuel P. Bell
Director

Richard W. Call
Director

Matthew K. Fong
Director

John A. Gavin
Director

Thomas E. Larkin, Jr.
Director

Charles A. Parker
Director

Marc I. Stern
Director

**Officers**
Peter A. Brown
Senior Vice President

Michael E. Cahill
Senior Vice President,
General Counsel and Assistant Secretary

David S. DeVito
Treasurer and Chief Financial Officer

Philip K. Holl
Secretary and Associate General Counsel

Hilary G.D. Lord
Senior Vice President and Chief Compliance Officer

George N. Winn
Assistant Treasurer

FUNDarFI1209

Item 2.	Code of Ethics. The registrant has adopted a code of ethics that applies to its principal executive officer and principal financial officer or persons performing similar functions. The registrant hereby undertakes to provide any person, without charge, upon request, a copy of the code of ethics. To request a copy of the code of ethics, please contact the registrant at (877) 829-4768.

Item 3.	Audit Committee Financial Expert. The registrant has two audit committee financial experts, Samuel P. Bell and Charles A. Parker, who are independent of management serving on its audit committee.

Item 4.	Principal Accountant Fees and Services.

(a)	Audit Fees Paid by Registrant

2009	2008

$462,100	$484,650

(b)	Audit-Related Fees Paid by Registrant

2009	2008

$0	$0

(c)	Tax Fees Paid by Registrant

2009	2008

$80,000	$80,000

Fees were for the preparation and filing of the registrant’s corporate returns.

(d)	All Other Fees Paid by Registrant

2009	2008
$0	$0

(e)	(1) The registrant’s audit committee approves each specific service the auditor will perform for the registrant. Accordingly, the audit committee has not established pre-approval policies or procedures for services that the auditor may perform for the registrant.

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(e)	(2) None.

(f)	Not applicable.

(g)	None.

(h)	Not applicable.

Item 5.	Audit of Committee of Listed Registrants. Not applicable.

Item 6.	Schedule of Investments. Included as part of the report to shareholders filed under Item 1 of this Form.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchases.

Not applicable.

Item 10.	Submission of Matters to a Vote of Security Holders.

No material changes have been made to registrant’s procedures by which shareholders may recommend nominees to registrant’s Board of Directors.

Item 11.	Controls and Procedures.

(a)	The Chief Executive Officer and Chief Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the registrant is made known to them by the appropriate persons as of a date within 90 days of the filing date of this report, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and 15d-15(b) under the Exchange Act.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

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Item 12.	Exhibits.

(a)	EX-99.CODE – Code of Ethics (filed herewith).

(b)	EX-99.CERT – Section 302 Certifications (filed herewith).
EX-99.906CERT – Section 906 Certification (filed herewith).

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	TCW Funds, Inc.

By (Signature and Title)
/s/ Charles W. Baldiswieler
Charles W. Baldiswieler Chief Executive Officer

Date	December 30, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)
/s/ Charles W. Baldiswieler
Charles W. Baldiswieler Chief Executive Officer

Date	December 30, 2009

By (Signature and Title)
/s/ David S. DeVito
David S. DeVito
Chief Financial Officer

Date	December 30, 2009

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